UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

CT Corporation

300 E. Lombard St., Suite 1400

Baltimore, MD 21202

(Name and address of agent for service)

513-794-6971

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedules of Investments.

Equity Portfolio

Schedule of Investments		March 31, 2012 (Unaudited)

Common Stocks - 98.1%		Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Ford Motor Co. (Automobiles)		390,500	$4,877,345
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		52,700	3,751,186
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	21,900	4,434,969
Groupon, Inc. (Internet & Catalog Retail)	(a)	102,800	1,889,464
Time Warner, Inc. (Media)		113,100	4,269,525
Lowe's Cos., Inc. (Specialty Retail)		156,200	4,901,556
			24,124,045
CONSUMER STAPLES - 8.3%
PepsiCo, Inc. (Beverages)		62,500	4,146,875
CVS Caremark Corp. (Food & Staples Retailing)		74,300	3,328,640
Colgate-Palmolive Co. (Household Products)		40,000	3,911,200
Philip Morris International, Inc. (Tobacco)		62,500	5,538,125
			16,924,840
ENERGY - 7.7%
BP PLC - ADR (Oil, Gas & Consumable Fuels)		86,400	3,888,000
Chevron Corp. (Oil, Gas & Consumable Fuels)		46,900	5,029,556
ConocoPhillips (Oil, Gas & Consumable Fuels)		54,700	4,157,747
Hess Corp. (Oil, Gas & Consumable Fuels)		47,850	2,820,757
			15,896,060
FINANCIALS - 18.9%
BlackRock, Inc. (Capital Markets)		24,200	4,958,580
Fifth Third Bancorp (Commercial Banks)		234,300	3,291,915
Wells Fargo & Co. (Commercial Banks)		148,400	5,066,376
Citigroup, Inc. (Diversified Financial Svs.)		129,120	4,719,336
JPMorgan Chase & Co. (Diversified Financial Svs.)		132,800	6,106,144
Aflac, Inc. (Insurance)		90,005	4,139,330
MetLife, Inc. (Insurance)		164,200	6,132,870
Annaly Capital Management, Inc. (Real Estate Investment Trusts)		269,900	4,269,818
			38,684,369
HEALTH CARE - 16.1%
Celgene Corp. (Biotechnology)	(a)	39,100	3,031,032
Medtronic, Inc. (Health Care Equip. & Supplies)		103,400	4,052,246
Aetna, Inc. (Health Care Providers & Svs.)		75,609	3,792,547
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		70,300	4,143,482
Abbott Laboratories (Pharmaceuticals)		73,700	4,517,073
Johnson & Johnson (Pharmaceuticals)		64,400	4,247,824
Pfizer, Inc. (Pharmaceuticals)		234,300	5,309,238
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)		84,800	3,821,088
			32,914,530
INDUSTRIALS - 9.8%
United Technologies Corp. (Aerospace & Defense)		43,000	3,566,420
United Continental Holdings, Inc. (Airlines)	(a)	185,700	3,992,550
General Electric Co. (Industrial Conglomerates)		301,100	6,043,077
Parker Hannifin Corp. (Machinery)		39,100	3,305,905
Norfolk Southern Corp. (Road & Rail)		47,200	3,107,176
			20,015,128
INFORMATION TECHNOLOGY - 25.5%
Cisco Systems, Inc. (Communications Equip.)		204,500	4,325,175
QUALCOMM, Inc. (Communications Equip.)		49,500	3,366,990
Apple, Inc. (Computers & Peripherals)	(a)	18,750	11,240,063
EMC Corp. (Computers & Peripherals)	(a)	162,700	4,861,476
eBay, Inc. (Internet Software & Svs.)	(a)	156,000	5,754,840
Google, Inc. Class A (Internet Software & Svs.)	(a)	6,550	4,200,122
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	36,100	2,777,895
International Business Machines Corp. (IT Svs.)		17,600	3,672,240
Marvell Technology Group Ltd. (Semiconductors & Equip.)	(a)	254,800	4,008,004
Texas Instruments, Inc. (Semiconductors & Equip.)		91,100	3,061,871
Microsoft Corp. (Software)		155,100	5,001,975
			52,270,651
Total Common Stocks (Cost $164,817,782)			200,829,623

Preferred Stocks - 1.4%		Shares	Value
CONSUMER DISCRETIONARY - 1.4%
General Motors Co. - Series B (Automobiles)	(b)	71,100	$2,975,535
Total Preferred Stocks (Cost $3,063,039)			$2,975,535

Money Market Funds - 0.4%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		772,000	$772,000
Total Money Market Funds (Cost $772,000)			$772,000

Total Investments - 99.9% (Cost $168,652,821)	(c)		$204,577,158
Other Assets in Excess of Liabilities - 0.1%			25,224
Net Assets - 100.0%			$204,602,382

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) This preferred stock is convertible at a 20% conversion premium until 12/01/2013. There is a mandatory conversion at 12/01/2013, at which time the conversion proceeds will be determined by the General Motors, Inc. common share price on that date.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Money Market Portfolio

Schedule of Investments				March 31, 2012 (Unaudited)

Commercial Paper - 69.6%		Rate	Maturity	Face Amount	Amortized Cost
CONSUMER DISCRETIONARY - 4.0%
Walt Disney Co. / The (Media)	(a)	0.060%	04/04/2012	$10,000,000	$9,999,950
CONSUMER STAPLES - 16.5%
Coca-Cola Co. / The (Beverages)	(a)	0.110%	04/20/2012	10,000,000	9,999,419
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.080%	05/01/2012	10,000,000	9,999,333
Nestle Capital Corp. (Food Products)	(a)	0.010%	04/02/2012	12,000,000	11,999,997
Procter & Gamble Co. / The (Household Products)	(a)	0.070%	04/18/2012	8,000,000	7,999,736
Procter & Gamble Co. / The (Household Products)	(a)	0.140%	06/05/2012	2,000,000	1,999,495
					41,997,980
ENERGY - 4.7%
Chevron Corp. (Oil, Gas & Consumable Fuels)		0.090%	04/03/2012	12,000,000	11,999,940
FINANCIALS - 24.8%
American Express Credit Corp. (Consumer Finance)		0.020%	04/05/2012	10,000,000	9,999,978
American Honda Finance Corp. (Consumer Finance)		0.090%	04/05/2012	10,000,000	9,999,900
Toyota Motor Credit Corp. (Consumer Finance)		0.030%	04/12/2012	10,000,000	9,999,908
HSBC Finance Corp. (Diversified Financial Services)		0.100%	04/02/2012	11,000,000	10,999,970
General Electric Capital Corp. (Diversified Financial Services)		0.130%	05/07/2012	10,000,000	9,998,700
Prudential Funding LLC (Insurance)		0.050%	04/02/2012	12,000,000	11,999,983
					62,998,439
HEALTH CARE - 15.7%
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.090%	04/09/2012	10,000,000	9,999,800
Pfizer, Inc. (Pharmaceuticals)	(a)	0.070%	04/10/2012	10,000,000	9,999,825
Abbott Laboratories (Pharmaceuticals)	(a)	0.100%	04/13/2012	10,000,000	9,999,667
Johnson & Johnson (Pharmaceuticals)	(a)	0.080%	05/14/2012	10,000,000	9,999,044
					39,998,336
MATERIALS - 3.9%
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.140%	04/19/2012	10,000,000	9,999,300
Total Commercial Paper (Cost $176,993,945)					$176,993,945

Asset-Backed Securities - 1.0%		Rate	Maturity	Face Amount	Amortized Cost
FINANCIALS - 1.0%
Ally Auto Receivables Trust 2012-1, Class A1 (Consumer Finance)		0.485%	01/15/2013	$559,323	$559,323
Honda Auto Receivables Owner Trust 2011-3, Class A1 (Consumer Finance)		0.398%	10/22/2012	380,664	380,664
Hyundai Auto Receivables Trust 2012-A, Class A1 (Consumer Finance)		0.300%	03/15/2013	1,000,000	1,000,000
Nissan Auto Lease Trust 2011-B, Class A1 (Consumer Finance)		0.350%	10/15/2012	264,495	264,495
Volkswagen Auto Lease Trust 2011-A, Class A1 (Consumer Finance)		0.461%	11/20/2012	348,225	348,225
Total Asset-Backed Securities (Cost $2,552,707)					$2,552,707

Repurchase Agreements - 4.7%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Bank, Agreement date: 03/30/12, Repurchase price $12,000,010,		0.010%	04/02/2012	$12,000,000	$12,000,000
Collateralized by: Freddie Mac 15 yr. Gold Giant PC Pool #G11649 (FGCI) 4.500%,
Due 02/01/2020 with value of $12,240,173
Total Repurchase Agreements (Cost $12,000,000)					$12,000,000

U.S. Treasury Obligations - 3.9%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Treasury Bill		0.040%	04/12/2012	$10,000,000	$9,999,878
Total U.S. Treasury Obligations (Cost $9,999,878)					$9,999,878

Total Investments - 79.2% (Cost $201,546,530)	(b)				$201,546,530
Other Assets in Excess of Liabilities - 20.8%					53,029,043
Net Assets - 100.0%					$254,575,573

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2012, the value of these securities totaled $101,995,566, or 40.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Represents cost for federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Bond Portfolio

Schedule of Investments				March 31, 2012 (Unaudited)

Corporate Bonds - 95.2%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	500,000	$571,333
Comcast Corp. (Media)		5.875%	02/15/2018	750,000	888,724
Discovery Communications LLC (Media)		4.375%	06/15/2021	1,000,000	1,076,984
News America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,335,364
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,168,221
Time Warner, Inc. (Media)		3.150%	07/15/2015	1,250,000	1,324,804
Viacom, Inc. (Media)		4.375%	09/15/2014	1,000,000	1,078,782
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	1,250,000	1,292,020
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	1,000,000	1,148,737
Target Corp. (Multiline Retail)		2.900%	01/15/2022	1,500,000	1,485,690
Home Depot, Inc. / The (Specialty Retail)		5.250%	12/16/2013	1,000,000	1,080,247
Lowe's Cos., Inc. (Specialty Retail)		3.800%	11/15/2021	1,000,000	1,062,960
					13,513,866
CONSUMER STAPLES - 8.1%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	750,000	883,763
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	1,000,000	1,181,443
Kroger Co. / The (Food & Staples Retailing)		2.200%	01/15/2017	1,500,000	1,525,485
Wal-Mart Stores, Inc. (Food & Staples Retailing)		1.500%	10/25/2015	1,250,000	1,276,602
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,674,696
Kraft Foods, Inc. (Food Products)		6.125%	02/01/2018	1,500,000	1,802,269
Mead Johnson Nutrition Co. (Food Products)		3.500%	11/01/2014	800,000	834,454
Sara Lee Corp. (Food Products)		2.750%	09/15/2015	1,250,000	1,293,290
Tyson Foods, Inc. (Food Products)	(b)	6.850%	04/01/2016	1,000,000	1,140,000
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	250,000	291,463
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,354,892
					13,258,357
ENERGY - 8.0%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,699,132
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,154,040
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,042,321
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	1,000,000	1,193,189
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2.950%	06/01/2015	1,250,000	1,320,339
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,011,079
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,037,761
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,010,956
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		3.250%	02/01/2016	1,000,000	1,046,657
Phillips 66 (Oil, Gas & Consumable Fuels)	(a)	4.300%	04/01/2022	300,000	305,777
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,432,802
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	04/15/2012	750,000	751,319
					13,005,372
FINANCIALS - 27.9%
BlackRock, Inc. (Capital Markets)		2.250%	12/10/2012	500,000	505,868
Credit Suisse (Capital Markets)		3.500%	03/23/2015	1,250,000	1,303,752
Franklin Resources, Inc. (Capital Markets)		3.125%	05/20/2015	1,000,000	1,053,512
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,349,982
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,608,430
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	1,000,000	1,049,163
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	1,250,000	1,271,055
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,026,714
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,377,196
TD Ameritrade Holding Corp. (Capital Markets)		4.150%	12/01/2014	1,000,000	1,068,980
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	1,000,000	1,110,287
Comerica Bank (Commercial Banks)		5.750%	11/21/2016	1,500,000	1,687,606
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(a)(c)	5.628%	01/19/2049	1,500,000	1,299,375
Fifth Third Bancorp (Commercial Banks)		4.500%	06/01/2018	1,750,000	1,841,464
KeyCorp (Commercial Banks)		5.100%	03/24/2021	500,000	552,102
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	1,500,000	1,669,057
SunTrust Bank (Commercial Banks)		5.000%	09/01/2015	229,000	242,120
Wells Fargo & Co. (Commercial Banks)		4.600%	04/01/2021	1,250,000	1,343,004
American Express Co. (Consumer Finance)		7.000%	03/19/2018	1,250,000	1,536,482
Capital One Bank U.S.A. NA (Consumer Finance)		5.125%	02/15/2014	750,000	795,448
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	839,117
Bank of America Corp. (Diversified Financial Svs.)		5.650%	05/01/2018	1,000,000	1,068,877
Citigroup, Inc. (Diversified Financial Svs.)		6.125%	05/15/2018	1,250,000	1,403,039
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,160,604
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	1,500,000	1,633,113
National Rural Utilities Cooperative Finance Corp. (Diversified Financial Svs.)		1.900%	11/01/2015	1,000,000	1,025,093
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	525,106
Assurant, Inc. (Insurance)		5.625%	02/15/2014	1,500,000	1,577,694
Axis Capital Holdings Ltd. (Insurance)		5.750%	12/01/2014	1,000,000	1,070,962
Berkshire Hathaway, Inc. (Insurance)		3.200%	02/11/2015	1,250,000	1,332,574

Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	1,500,000	1,598,847
Liberty Mutual Group, Inc. (Insurance)	(a)	5.750%	03/15/2014	1,000,000	1,054,476
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	830,120
Metropolitan Life Global Funding I (Insurance)	(a)	2.875%	09/17/2012	1,000,000	1,009,381
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,734,108
StanCorp Financial Group, Inc. (Insurance)		6.875%	10/01/2012	500,000	514,563
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,348,789
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,079,486
Mack-Cali Realty LP (Real Estate Investment Trusts)		4.600%	06/15/2013	1,000,000	1,019,787
					45,517,333
HEALTH CARE - 6.7%
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,048,961
Celgene Corp. (Biotechnology)		2.450%	10/15/2015	1,250,000	1,278,489
Baxter International, Inc. (Health Care Equip. & Supplies)		1.800%	03/15/2013	250,000	253,489
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	581,237
Covidien International Finance SA (Health Care Equip. & Supplies)		2.800%	06/15/2015	1,250,000	1,303,275
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		2.200%	09/15/2013	1,000,000	1,021,516
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	561,820
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6.000%	02/15/2018	1,500,000	1,814,039
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.250%	11/20/2014	300,000	319,049
Abbott Laboratories (Pharmaceuticals)		2.700%	05/27/2015	1,000,000	1,053,777
Merck & Co., Inc. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,177,164
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Pharmaceuticals)		3.000%	06/15/2015	500,000	526,674
					10,939,490
INDUSTRIALS - 9.3%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	857,723
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,003,775
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,381,609
Owens Corning (Building Products)		6.500%	12/01/2016	1,000,000	1,112,096
Republic Services, Inc. (Commercial Svs. & Supplies)		3.800%	05/15/2018	1,000,000	1,075,200
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	500,000	593,512
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,368,496
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,183,865
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,420,770
Illinois Tool Works, Inc. (Machinery)	(a)	3.375%	09/15/2021	500,000	511,621
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,729,815
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	591,158
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,040,813
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,327,993
					15,198,446
INFORMATION TECHNOLOGY - 2.0%
Cisco Systems, Inc. (Communications Equip.)		2.900%	11/17/2014	300,000	317,881
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,500,000	1,627,500
International Business Machines Corp. (IT Svs.)		2.100%	05/06/2013	1,250,000	1,272,610
					3,217,991
MATERIALS - 4.9%
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,026,161
Monsanto Co. (Chemicals)		7.375%	08/15/2012	1,000,000	1,023,767
Praxair, Inc. (Chemicals)		2.125%	06/14/2013	1,250,000	1,270,049
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	1,250,000	1,202,998
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,375,709
Rio Tinto Finance U.S.A. Ltd. (Metals & Mining)		1.875%	11/02/2015	1,000,000	1,019,646
Teck Resources Ltd. (Metals & Mining)		7.000%	09/15/2012	1,000,000	1,019,506
					7,937,836
TELECOMMUNICATION SERVICES - 4.3%
AT&T, Inc. (Diversified Telecom. Svs.)		3.875%	08/15/2021	1,000,000	1,059,784
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	500,000	491,045
Embarq Corp. (Diversified Telecom. Svs.)		6.738%	06/01/2013	1,000,000	1,071,633
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	750,000	776,250
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,389,620
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	1,000,000	1,118,091
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	1,000,000	1,084,105
					6,990,528
UTILITIES - 15.7%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,092,836
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,770,674
Consumers Energy Co. (Electric Utilities)		6.000%	02/15/2014	1,000,000	1,089,108
Duke Energy Corp. (Electric Utilities)		3.350%	04/01/2015	1,250,000	1,327,565
Florida Power Corp. (Electric Utilities)		4.550%	04/01/2020	500,000	558,736
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,712,222
Metropolitan Edison Co. (Electric Utilities)		4.875%	04/01/2014	750,000	795,632
Pepco Holdings, Inc. (Electric Utilities)		2.700%	10/01/2015	750,000	764,286
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	500,000	490,302
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	475,616	562,513
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,799,825
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,723,319
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	500,000	480,614

AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,133,997
CenterPoint Energy Resources Corp. (Gas Utilities)		5.950%	01/15/2014	500,000	535,700
Southwest Gas Corp. (Gas Utilities)		7.625%	05/15/2012	1,000,000	1,007,350
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	750,000	798,583
Energy Future Competitive Holdings Co. (Ind. Power Prod. & Energy Traders)		7.480%	01/01/2017	472,194	424,646
PSEG Power LLC (Ind. Power Prod. & Energy Traders)		5.000%	04/01/2014	750,000	800,507
TransAlta Corp. (Ind. Power Prod. & Energy Traders)		6.750%	07/15/2012	1,000,000	1,018,026
Alliant Energy Corp. (Multi-Utilities)		4.000%	10/15/2014	1,000,000	1,057,928
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,199,093
LG&E and KU Energy LLC (Multi-Utilities)	(a)	4.375%	10/01/2021	1,000,000	1,029,930
NextEra Energy Capital Holdings, Inc. (Multi-Utilities)		2.600%	09/01/2015	1,250,000	1,281,610
Xcel Energy, Inc. (Multi-Utilities)		4.700%	05/15/2020	1,000,000	1,122,133
					25,577,135
Total Corporate Bonds (Cost $143,267,908)					$155,156,354

U.S. Treasury Obligations - 2.9%		Rate	Maturity	Face Amount	Value
United States Treasury Note		3.375%	11/15/2019	$2,500,000	$2,791,408
United States Treasury Note		2.000%	11/15/2021	2,000,000	1,969,220
Total U.S. Treasury Obligations (Cost $4,853,623)					$4,760,628

Commercial Paper - 0.8%				Face Amount	Amortized Cost
HSBC Finance Corp. 0.030%, 04/02/2012				$1,312,000	$1,311,999
Total Commercial Paper (Cost $1,311,999)					$1,311,999

Total Investments - 98.9% (Cost $149,433,530)	(d)				$161,228,981
Other Assets in Excess of Liabilities - 1.1%					1,833,660
Net Assets - 100.0%					$163,062,641

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2012, the value of these securities totaled $6,068,283, or 3.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) These securities are credit sensitive bonds. The coupon rates are variable rates subject to adjustment based on changes in national credit rating agency ratings.

(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2012.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Omni Portfolio

Schedule of Investments		March 31, 2012 (Unaudited)

Common Stocks - 73.7%		Shares	Value
CONSUMER DISCRETIONARY - 14.6%
General Motors Co. (Automobiles)	(a)	14,900	$382,185
CBS Corp. Class B (Media)		16,500	559,515
Time Warner, Inc. (Media)		14,400	543,600
Walt Disney Co. / The (Media)		12,200	534,116
Target Corp. (Multiline Retail)		9,400	547,738
Lowe's Cos., Inc. (Specialty Retail)		17,600	552,288
Limited Brands, Inc. (Specialty Retail)		12,400	595,200
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,400	340,032
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	14,000	413,560
V.F. Corp. (Textiles, Apparel & Luxury Goods)		3,800	554,724
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	7,000	408,800
			5,431,758
ENERGY - 4.8%
Schlumberger Ltd. (Energy Equip. & Svs.)		4,700	328,671
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		6,600	517,044
Chevron Corp. (Oil, Gas & Consumable Fuels)		4,800	514,752
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	(a)	34,700	420,564
			1,781,031
FINANCIALS - 13.9%
Morgan Stanley (Capital Markets)		27,300	536,172
PNC Financial Services Group, Inc. (Commercial Banks)		8,500	548,165
Wells Fargo & Co. (Commercial Banks)		17,100	583,794
Citigroup, Inc. (Diversified Financial Svs.)		14,800	540,940
JPMorgan Chase & Co. (Diversified Financial Svs.)		13,900	639,122
Hartford Financial Services Group, Inc. (Insurance)		28,500	600,780
Lincoln National Corp. (Insurance)		23,500	619,460
MetLife, Inc. (Insurance)		14,200	530,370
Prudential Financial, Inc. (Insurance)		8,900	564,171
			5,162,974
HEALTH CARE - 4.1%
Amarin Corp PLC - ADR (Biotechnology)	(a)	28,400	321,488
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	4,800	260,064
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,300	371,322
Pfizer, Inc. (Pharmaceuticals)		24,500	555,170
			1,508,044
INDUSTRIALS - 10.8%
Honeywell International, Inc. (Aerospace & Defense)		9,100	555,555
FedEx Corp. (Air Freight & Logistics)		5,500	505,780
Delta Air Lines, Inc. (Airlines)	(a)	21,400	212,074
United Continental Holdings, Inc. (Airlines)	(a)	11,400	245,100
Rockwell Automation, Inc. (Electrical Equip.)		6,900	549,930
Pentair, Inc. (Machinery)		10,400	495,144
Snap-On, Inc. (Machinery)		6,700	408,499
Stanley Black & Decker, Inc. (Machinery)		6,600	507,936
Xylem, Inc. (Machinery)		18,300	507,825
			3,987,843
INFORMATION TECHNOLOGY - 21.8%
Cisco Systems, Inc. (Communications Equip.)		26,900	568,935
QUALCOMM, Inc. (Communications Equip.)		8,100	550,962
Apple, Inc. (Computers & Peripherals)	(a)	1,800	1,079,046
EMC Corp. (Computers & Peripherals)	(a)	18,800	561,744
Google, Inc. Class A (Internet Software & Svs.)	(a)	800	512,992
International Business Machines Corp. (IT Svs.)		3,400	709,410
Altera Corp. (Semiconductors & Equip.)		10,400	414,128
Analog Devices, Inc. (Semiconductors & Equip.)		13,700	553,480
Avago Technologies Ltd. (Semiconductors & Equip.)		10,700	416,979
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		19,800	566,082
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Equip.)		31,400	479,792
Texas Instruments, Inc. (Semiconductors & Equip.)		16,000	537,760
Citrix Systems, Inc. (Software)	(a)	7,300	576,043
Microsoft Corp. (Software)		17,600	567,600
			8,094,953
MATERIALS - 3.7%
Air Products & Chemicals, Inc. (Chemicals)		5,900	541,620
Monsanto Co. (Chemicals)		6,700	534,392
Stillwater Mining Co. (Metals & Mining)	(a)	24,000	303,360
			1,379,372
Total Common Stocks (Cost $24,914,072)			$27,345,975

Corporate Bonds - 21.6%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Daimler Finance North America LLC (Automobiles)		6.500%	11/15/2013	100,000	$108,946
Comcast Corp. (Media)		5.875%	02/15/2018	150,000	177,745
Walt Disney Co. / The (Media)		6.200%	06/20/2014	100,000	112,510
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	77,521
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	100,000	114,874
					591,596
CONSUMER STAPLES - 1.7%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	150,000	176,753
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	150,000	177,216
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	167,470
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	116,585
					638,024
ENERGY - 2.5%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	169,913
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	115,404
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	109,748
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		5.000%	03/01/2015	150,000	164,699
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	75,831
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	179,491
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.750%	06/15/2013	100,000	103,824
					918,910
FINANCIALS - 6.2%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.150%	01/15/2014	100,000	105,168
Jefferies Group, Inc. (Capital Markets)		5.875%	06/08/2014	75,000	78,687
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	113,947
Morgan Stanley (Capital Markets)		4.750%	04/01/2014	100,000	101,684
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	100,000	111,029
Deutsche Bank Capital Funding Trust VII (Commercial Banks)	(b)(d)	5.628%	Perpetual	100,000	86,625
KeyBank NA (Commercial Banks)		5.700%	11/01/2017	150,000	158,805
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	150,000	166,906
Wells Fargo & Co. (Commercial Banks)		3.500%	03/08/2022	75,000	73,989
Capital One Bank U.S.A. NA (Consumer Finance)		5.125%	02/15/2014	100,000	106,060
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	167,823
Bank of America Corp. (Diversified Financial Svs.)		5.750%	08/15/2016	150,000	156,338
Citigroup, Inc. (Diversified Financial Svs.)		5.850%	08/02/2016	150,000	163,864
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	111,172
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	100,000	108,874
Assurant, Inc. (Insurance)		5.625%	02/15/2014	100,000	105,180
Liberty Mutual Group, Inc. (Insurance)	(b)	5.750%	03/15/2014	100,000	105,448
Duke Realty LP (Real Estate Investment Trusts)		4.625%	05/15/2013	100,000	103,209
HCP, Inc. (Real Estate Investment Trusts)		6.000%	01/30/2017	150,000	166,871
					2,291,679
HEALTH CARE - 1.4%
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	175,344
Abbott Laboratories (Pharmaceuticals)		5.600%	11/30/2017	150,000	181,621
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	150,000	167,174
					524,139
INDUSTRIALS - 1.8%
Owens Corning (Building Products)		6.500%	12/01/2016	150,000	166,814
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	89,027
CSX Corp. (Road & Rail)		5.600%	05/01/2017	150,000	172,982
ERAC U.S.A. Finance LLC (Road & Rail)	(b)	6.375%	10/15/2017	150,000	172,349
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	73,895
					675,067
INFORMATION TECHNOLOGY - 0.4%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	162,750
MATERIALS - 0.4%
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	72,180
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	72,406
					144,586
TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	75,000	73,657
Telecom Italia Capital SA (Diversified Telecom. Svs.)		5.250%	10/01/2015	100,000	103,500
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	100,000	111,809
Rogers Communications, Inc. (Wireless Telecom. Svs.)		5.500%	03/15/2014	150,000	162,616
					451,582
UTILITIES - 4.4%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	150,000	177,067
Consumers Energy Co. (Electric Utilities)		6.000%	02/15/2014	100,000	108,911
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	171,222
Nevada Power Co. (Electric Utilities)		5.950%	03/15/2016	150,000	171,783
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	171,095
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	179,982
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	75,000	72,092
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	76,664
Spectra Energy Capital LLC (Gas Utilities)		5.500%	03/01/2014	100,000	106,478
PSEG Power LLC (Ind. Power Prod. & Energy Traders)		5.000%	04/01/2014	100,000	106,734
Southern Power Co. (Ind. Power Prod. & Energy Traders)		4.875%	07/15/2015	100,000	110,319
American Water Capital Corp. (Water Utilities)		6.085%	10/15/2017	150,000	174,690
					1,627,037
Total Corporate Bonds (Cost $7,254,737)					$8,025,370

U.S. Treasury Obligations - 0.9%		Rate	Maturity	Face Amount	Value
United States Treasury Note		3.375%	11/15/2019	$300,000	$334,969
Total U.S. Treasury Obligations (Cost $312,900)					$334,969

Money Market Funds - 3.3%				Shares	Value
Fidelity Institutional Money Market Funds				1,213,000	$1,213,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $1,213,000)					$1,213,000

Total Investments - 99.5% (Cost $33,694,709)	(d)				$36,919,314
Other Assets in Excess of Liabilities - 0.5%					170,854
Net Assets - 100.0%					$37,090,168

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2012, the value of these securities totaled $364,422, or 1.0% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2012.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		International Portfolio

Schedule of Investments		March 31, 2012 (Unaudited)

Common Stocks - 90.4%		Shares	Value
Germany - 17.9%
Allianz SE	(b)	29,700	$3,544,740
Aurubis AG	(b)	8,200	433,319
BASF SE	(b)	53,400	4,669,268
Bayer AG	(b)	10,300	724,387
Bayerische Motoren Werke AG	(b)	21,900	1,970,044
Continental AG	(a)(b)	12,700	1,198,925
Daimler AG	(b)	67,700	4,082,326
Deutsche Telekom AG	(b)	61,200	737,347
Deutsche Wohnen AG	(b)	49,050	724,943
Fresenius SE & Co. KGaA	(b)	4,900	502,470
Hannover Rueckversicherung AG	(b)	27,600	1,639,967
Leoni AG	(b)	22,500	1,171,133
MAN SE	(b)	9,300	1,237,937
MTU Aero Engines Holding AG	(b)	11,300	910,281
Muenchener Rueckversicherungs AG	(b)	17,710	2,670,685
RWE AG	(b)	15,000	716,312
Siemens AG	(b)	59,734	6,023,815
Suedzucker AG	(b)	39,800	1,267,170
			34,225,069
United Kingdom - 11.9%
AstraZeneca PLC - ADR		70,900	3,154,341
BHP Billiton PLC	(b)	54,000	1,654,947
British Sky Broadcasting Group PLC	(b)	179,140	1,937,989
BT Group PLC - ADR		23,000	831,680
Burberry Group PLC	(b)	45,230	1,084,356
Diageo PLC - ADR		12,600	1,215,900
HSBC Holdings PLC	(b)	391,183	3,474,571
Kingfisher PLC	(b)	358,000	1,756,470
Rio Tinto PLC - ADR		70,400	3,913,536
Royal Dutch Shell PLC - ADR		37,500	2,648,625
WM Morrison Supermarkets PLC	(b)	228,000	1,086,881
			22,759,296
Mexico - 11.1%
Alfa SAB de CV		172,500	2,483,451
America Movil SAB de CV - ADR		160,000	3,972,800
Fomento Economico Mexicano SAB de CV - ADR		34,200	2,813,634
Grupo Aeroportuario del Sureste SAB de CV - ADR		13,200	904,464
Grupo Financiero Banorte SAB de CV		619,000	2,751,530
Grupo Mexico SAB de CV		857,609	2,708,140
Grupo Modelo SAB de CV		76,883	539,043
Grupo Televisa SAB - ADR		36,700	773,636
Industrias Penoles SAB de CV		38,400	1,863,453
Wal-Mart de Mexico SAB de CV		715,400	2,400,547
			21,210,698
South Korea - 9.8%
Hyundai Heavy Industries Co. Ltd.	(b)	2,080	591,925
Hyundai Motor Co.	(b)	20,500	4,233,213
Kia Motors Corp.	(b)	48,600	3,189,136

Mando Corp.	(b)	6,100	898,880
Samsung Electronics Co. Ltd.	(b)	5,190	5,854,600
Samsung Heavy Industries Co. Ltd.	(b)	34,700	1,160,703
Samsung SDI Co. Ltd.	(b)	9,800	1,187,018
SK Innovation Co. Ltd.	(b)	6,200	909,929
Woongjin Coway Co. Ltd.	(b)	23,173	770,513
			18,795,917
Japan - 8.6%
Asahi Kasei Corp.	(b)	355,000	2,203,504
Astellas Pharma, Inc.	(b)	13,000	535,458
Chugai Pharmaceutical Co. Ltd.	(b)	40,000	741,062
Daiichi Sankyo Co. Ltd.	(b)	125,600	2,295,830
Gunze Ltd.	(b)	145,000	424,897
Japan Tobacco, Inc.	(b)	100	566,046
Kaneka Corp.	(b)	251,000	1,522,613
Mitsubishi Chemical Holdings Corp.	(b)	101,500	546,147
Nippon Steel Corp.	(b)	620,000	1,719,672
Nitto Denko Corp.	(b)	16,000	652,468
Shionogi & Co. Ltd.	(b)	55,000	763,649
Shiseido Co. Ltd.	(b)	50,000	865,903
Sumitomo Electric Industries Ltd.	(b)	152,000	2,104,712
Taiyo Nippon Sanso Corp.	(b)	94,000	666,860
Takeda Pharmaceutical Co. Ltd.	(b)	17,700	779,924
			16,388,745
Norway - 8.5%
DNB ASA	(b)	196,144	2,523,642
Fred Olsen Energy ASA	(b)	47,200	1,852,719
Statoil ASA	(b)	196,000	5,319,854
Statoil Fuel & Retail ASA	(a)(b)	91,603	583,682
Telenor ASA	(b)	49,800	924,497
TGS Nopec Geophysical Co. ASA	(b)	47,900	1,315,471
Yara International ASA	(b)	79,100	3,770,600
			16,290,465
Brazil - 7.8%
Banco do Brasil SA		109,600	1,558,038
BM&FBovespa SA		80,000	492,591
BRF - Brasil Foods SA - ADR		28,000	560,280
Cia de Bebidas das Americas - ADR		33,900	1,400,748
Cia Energetica de Minas Gerais - ADR		32,000	760,960
Cia Siderurgica Nacional SA - ADR		62,000	586,520
Cielo SA		18,500	627,223
Embraer SA - ADR		30,700	981,786
Itau Unibanco Holding SA - ADR		42,000	805,980
Petroleo Brasileiro SA - ADR		49,800	1,272,888
Porto Seguro SA		45,000	495,987
Raia Drogasil SA		53,400	519,242
Tim Participacoes SA - ADR		26,600	858,116
Tractebel Energia SA		50,600	906,972
Vale SA - ADR		139,600	3,167,524
			14,994,855

Indonesia - 5.8%
Alam Sutera Realty Tbk PT	(b)	12,530,000	849,097
Astra International Tbk PT	(b)	240,000	1,941,894
Bank Mandiri Persero Tbk PT	(b)	1,110,000	832,999
Bank Negara Indonesia Persero Tbk PT	(b)	903,500	395,909
Bank Rakyat Indonesia Persero Tbk PT	(b)	2,535,000	1,931,954
Charoen Pokphand Indonesia Tbk PT	(b)	1,800,000	542,672
Indofood Sukses Makmur Tbk PT	(b)	2,270,000	1,206,131
Perusahaan Gas Negara Persero Tbk PT	(b)	1,350,000	562,510
Tambang Batubara Bukit Asam Persero Tbk PT	(b)	220,000	493,648
Unilever Indonesia Tbk PT	(b)	515,000	1,126,573
United Tractors Tbk PT	(b)	362,540	1,310,809
			11,194,196
China - 2.8%
Agricultural Bank of China Ltd.	(b)	2,030,000	867,963
Air China Ltd.	(b)	1,350,000	933,342
Bank of China Ltd.	(b)	1,500,000	603,595
Datang International Power Generation Co. Ltd.	(b)	1,250,000	441,404
Dongfeng Motor Group Co. Ltd.	(b)	482,000	872,486
Great Wall Motor Co. Ltd.	(a)(b)	290,000	565,666
PetroChina Co. Ltd. - ADR		7,400	1,039,922
			5,324,378
Bermuda - 1.4%
Golar LNG Ltd.	(b)	11,200	427,892
Seadrill Ltd.	(b)	60,100	2,256,753
			2,684,645
Cayman Islands - 1.3%
Baidu, Inc. - ADR	(a)	4,700	685,119
Bosideng International Holdings Ltd.	(b)	1,400,000	435,211
Golden Eagle Retail Group Ltd.	(b)	340,000	866,571
Tencent Holdings Ltd.	(b)	17,000	474,984
			2,461,885
Hong Kong - 1.3%
China Mobile Ltd. - ADR		15,600	859,248
China Overseas Land & Investment Ltd.	(b)	370,000	700,678
CNOOC Ltd. - ADR		4,200	858,018
			2,417,944
Luxembourg - 1.0%
Subsea 7 SA	(a)(b)	73,330	1,942,196
Jersey - 0.7%
Shire PLC	(b)	15,000	479,946
Wolseley PLC	(b)	20,500	783,241
			1,263,187
Cyprus - 0.5%
Songa Offshore SE	(a)(b)	247,000	872,557
Total Common Stocks (Cost $140,916,712)			$172,826,033

Preferred Stocks - 0.6%	Shares	Value
Brazil - 0.6%
Marcopolo SA	103,000	$527,569
Randon Participacoes SA	95,000	612,014
Total Preferred Stocks (Cost $1,061,388)		$1,139,583

U.S. Treasury Obligations - 0.1%		Face Amount	Value
U.S. Treasury Bill
0.000% Coupon, 06/14/2012	(c)	$100,000	$99,988
Total U.S. Treasury Obligations (Cost $99,985)			$99,988

Money Market Funds - 2.8%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2		5,327,200	$5,327,200
Total Money Market Funds (Cost $5,327,200)			$5,327,200

Total Investments - 93.9% (Cost $147,405,285)	(d)		$179,392,804
Other Assets in Excess of Liabilities - 6.1%			11,630,847
Net Assets - 100.0%			$191,023,651

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-Income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $121,414,091, or 63.6% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.

(c) Security is pledged as collateral for the Portfolio's futures contracts outstanding at March 31, 2012. See also Note X of the Notes to Schedules of Investments.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common and preferred stocks): (Percent of net assets)
Materials	15.7%
Consumer Discretionary	15.0%
Financials	14.1%
Energy	11.1%
Industrials	10.8%
Consumer Staples	8.4%
Health Care	5.2%
Information Technology	4.6%
Telecommunication Services	4.3%
Utilities	1.8%
91.0%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Capital Appreciation Portfolio

Schedule of Investments		March 31, 2012 (Unaudited)

Common Stocks - 97.3%		Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Lear Corp. (Auto Components)		37,720	$1,753,603
Toyota Motor Corp. - ADR (Automobiles)		20,459	1,776,250
Accor SA (Hotels, Restaurants & Leisure)	(b)	42,968	1,533,536
International Game Technology (Hotels, Restaurants & Leisure)		131,211	2,203,033
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	197,001	2,267,481
Wendy's Co. / The (Hotels, Restaurants & Leisure)		324,616	1,626,326
Ryland Group, Inc. / The (Household Durables)		92,625	1,785,810
Expedia, Inc. (Internet & Catalog Retail)		24,385	815,434
Comcast Corp. Class A (Media)		91,890	2,711,674
Liberty Global, Inc. (Media)	(a)	25,260	1,209,701
News Corp. Class A (Media)		137,796	2,713,203
Thomson Reuters Corp. (Media)		42,984	1,242,238
Viacom, Inc. Class B (Media)		25,885	1,228,502
GameStop Corp. Class A (Specialty Retail)		83,686	1,827,702
			24,694,493
CONSUMER STAPLES - 7.5%
CVS Caremark Corp. (Food & Staples Retailing)		47,153	2,112,454
Wal-Mart Stores, Inc. (Food & Staples Retailing)		32,913	2,014,276
Bunge Ltd. (Food Products)		26,527	1,815,508
Kraft Foods, Inc. Class A (Food Products)		52,478	1,994,689
Tyson Foods, Inc. Class A (Food Products)		69,196	1,325,103
			9,262,030
ENERGY - 12.4%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	42,344	2,237,033
Ensco PLC - ADR (Energy Equip. & Svs.)		20,720	1,096,710
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		23,716	1,884,711
Schlumberger Ltd. (Energy Equip. & Svs.)		34,374	2,403,774
Transocean Ltd. (Energy Equip. & Svs.)		28,801	1,575,415
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	64,356	1,932,611
Consol Energy, Inc. (Oil, Gas & Consumable Fuels)		48,080	1,639,528
Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	(a)	38,340	507,622
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		22,939	664,313
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		40,588	1,327,228
			15,268,945
FINANCIALS - 11.9%
Charles Schwab Corp. / The (Capital Markets)		102,059	1,466,588
Evercore Partners, Inc. Class A (Capital Markets)		44,996	1,308,034
Goldman Sachs Group, Inc. / The (Capital Markets)		15,731	1,956,464
Wells Fargo & Co. (Commercial Banks)		54,723	1,868,243
Citigroup, Inc. (Diversified Financial Svs.)		33,891	1,238,716
JPMorgan Chase & Co. (Diversified Financial Svs.)		43,604	2,004,912
Moody's Corp. (Diversified Financial Svs.)		29,563	1,244,602
Axis Capital Holdings Ltd. (Insurance)		40,135	1,331,278
MetLife, Inc. (Insurance)		25,069	936,327
Symetra Financial Corp. (Insurance)		107,010	1,233,825
			14,588,989
HEALTH CARE - 11.9%
Amarin Corp PLC - ADR (Biotechnology)	(a)	91,216	1,032,565
Celgene Corp. (Biotechnology)	(a)	18,305	1,419,004
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	40,708	1,669,435
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	105,613	2,275,960
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		23,068	1,410,608
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		28,598	1,198,542
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		21,904	1,234,947
Eli Lilly & Co. (Pharmaceuticals)		20,995	845,469
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	58,681	1,442,379
Pfizer, Inc. (Pharmaceuticals)		92,744	2,101,579
			14,630,488
INDUSTRIALS - 10.8%
Boeing Co. / The (Aerospace & Defense)		27,894	2,074,477
Exelis, Inc. (Aerospace & Defense)		129,219	1,617,822
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	16,040	1,011,322
United Technologies Corp. (Aerospace & Defense)		14,557	1,207,358
Delta Air Lines, Inc. (Airlines)	(a)	124,674	1,235,519
Dover Corp. (Machinery)		21,206	1,334,706
Xylem, Inc. (Machinery)		68,626	1,904,371

Manpower, Inc. (Professional Svs.)		34,402	1,629,623
CSX Corp. (Road & Rail)		56,673	1,219,603
			13,234,801
INFORMATION TECHNOLOGY - 15.1%
Juniper Networks, Inc. (Communications Equip.)	(a)	61,092	1,397,785
Dell, Inc. (Computers & Peripherals)	(a)	73,831	1,225,595
EMC Corp. (Computers & Peripherals)	(a)	47,684	1,424,798
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	154,457	1,116,724
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,297	2,114,168
Mastercard, Inc. Class A (IT Svs.)		2,422	1,018,548
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		52,816	1,510,009
Xilinx, Inc. (Semiconductors & Equip.)		67,046	2,442,486
Activision Blizzard, Inc. (Software)		130,140	1,668,395
Microsoft Corp. (Software)		70,256	2,265,756
Oracle Corp. (Software)		29,553	861,765
Symantec Corp. (Software)	(a)	85,093	1,591,239
			18,637,268
MATERIALS - 3.8%
Monsanto Co. (Chemicals)		29,298	2,336,808
PPG Industries, Inc. (Chemicals)		13,737	1,316,005
Goldcorp, Inc. (Metals & Mining)		23,453	1,056,792
			4,709,605
TELECOMMUNICATION SERVICES - 1.0%
Vivendi SA (Diversified Telecom. Svs.)	(b)	70,092	1,287,150
UTILITIES - 2.8%
Exelon Corp. (Electric Utilities)		40,255	1,578,399
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(a)	108,433	1,866,132
			3,444,531
Total Common Stocks (Cost $105,011,220)			$119,758,300

Money Market Funds - 2.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,529,000	$2,529,000
Total Money Market Funds (Cost $2,529,000)			$2,529,000

Total Investments - 99.3% (Cost $107,540,220)	(c)		$122,287,300
Other Assets in Excess of Liabilities - 0.7%			808,771
Net Assets - 100.0%			$123,096,071

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $2,820,686, or 2.3% of the Portfolio's net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Millennium Portfolio

Schedule of Investments		March 31, 2012 (Unaudited)

Common Stocks - 99.2%		Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Steiner Leisure Ltd. (Diversified Consumer Svs.)	(a)	8,300	$405,289
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	12,600	589,050
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	141,800	1,446,360
Cabela's, Inc. (Specialty Retail)	(a)	17,400	663,810
DSW, Inc. Class A (Specialty Retail)		7,200	394,344
Hibbett Sports, Inc. (Specialty Retail)	(a)	9,100	496,405
Lithia Motors, Inc. Class A (Specialty Retail)		16,500	432,300
Men's Wearhouse, Inc. / The (Specialty Retail)		10,500	407,085
Select Comfort Corp. (Specialty Retail)	(a)	16,800	544,152
Sonic Automotive, Inc. Class A (Specialty Retail)		27,300	488,943
Tractor Supply Co. (Specialty Retail)		7,200	652,032
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)		4,500	418,005
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	8,800	389,048
			7,326,823
CONSUMER STAPLES - 4.5%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	10,300	493,885
Pricesmart, Inc. (Food & Staples Retailing)		10,700	779,067
Nu Skin Enterprises, Inc. (Personal Products)		8,200	474,862
			1,747,814
ENERGY - 8.2%
Hornbeck Offshore Services, Inc. (Energy Equip. & Svs.)	(a)	12,800	537,984
Key Energy Services, Inc. (Energy Equip. & Svs.)	(a)	23,100	356,895
Lufkin Industries, Inc. (Energy Equip. & Svs.)		5,400	435,510
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	17,300	639,235
Energy XXI Bermuda Ltd. (Oil, Gas & Consumable Fuels)	(a)	19,200	693,312
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	10,900	531,484
			3,194,420
FINANCIALS - 4.3%
Texas Capital Bancshares, Inc. (Commercial Banks)	(a)	18,200	630,084
First Cash Financial Services, Inc. (Consumer Finance)	(a)	11,400	488,946
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		7,000	583,170
			1,702,200
HEALTH CARE - 17.9%
Cepheid, Inc. (Biotechnology)	(a)	12,800	535,424
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	12,800	553,600
Exact Sciences Corp. (Biotechnology)	(a)	46,400	517,824
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	20,300	559,265
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	16,100	613,893
MAKO Surgical Corp. (Health Care Equip. & Supplies)	(a)	9,600	404,640
Masimo Corp. (Health Care Equip. & Supplies)	(a)	18,400	430,192
Volcano Corp. (Health Care Equip. & Supplies)	(a)	18,400	521,640
Air Methods Corp. (Health Care Providers & Svs.)	(a)	6,900	602,025
HMS Holdings Corp. (Health Care Providers & Svs.)	(a)	16,700	521,207
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	4,300	309,084
SXC Health Solutions Corp. (Health Care Technology)	(a)	11,900	892,024
Akorn, Inc. (Pharmaceuticals)	(a)	46,800	547,560
			7,008,378
INDUSTRIALS - 16.6%
HEICO Corp. (Aerospace & Defense)		13,006	670,980
Triumph Group, Inc. (Aerospace & Defense)		6,200	388,492
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	16,400	590,892
ACCO Brands Corp. (Commercial Svs. & Supplies)	(a)	48,500	601,885
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	6,200	417,446
InnerWorkings, Inc. (Commercial Svs. & Supplies)	(a)	42,700	497,455
Regal-Beloit Corp. (Electrical Equip.)		7,100	465,405
Actuant Corp. Class A (Machinery)		20,600	597,194
Graco, Inc. (Machinery)		8,300	440,398
Manitowoc Co., Inc. / The (Machinery)		28,900	400,554
Terex Corp. (Machinery)	(a)	18,300	411,750

Huron Consulting Group, Inc. (Professional Svs.)	(a)	12,100	454,476
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	12,000	572,040
			6,508,967
INFORMATION TECHNOLOGY - 26.7%
Finisar Corp. (Communications Equip.)	(a)	30,200	608,530
Fusion-io, Inc. (Computers & Peripherals)	(a)	16,800	477,288
DealerTrack Holdings, Inc. (Internet Software & Svs.)	(a)	13,350	403,971
LivePerson, Inc. (Internet Software & Svs.)	(a)	32,700	548,379
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	8,200	473,878
CoreLogic, Inc. (IT Svs.)	(a)	24,000	391,680
Echo Global Logistics, Inc. (IT Svs.)	(a)	27,900	449,190
InterXion Holding NV (IT Svs.)	(a)	31,700	569,015
ServiceSource International, Inc. (IT Svs.)	(a)	23,700	366,876
Cavium, Inc. (Semiconductors & Equip.)	(a)	15,700	485,758
Volterra Semiconductor Corp. (Semiconductors & Equip.)	(a)	15,800	543,757
Allot Communications Ltd. (Software)	(a)	28,700	667,275
Ariba, Inc. (Software)	(a)	15,800	516,818
CommVault Systems, Inc. (Software)	(a)	12,400	615,536
Concur Technologies, Inc. (Software)	(a)	13,500	774,630
Imperva, Inc. (Software)	(a)	11,160	436,914
NetSuite, Inc. (Software)	(a)	12,200	613,538
PROS Holdings, Inc. (Software)	(a)	24,100	450,670
Ultimate Software Group, Inc. (Software)	(a)	14,700	1,077,216
			10,470,919
MATERIALS - 1.2%
A. Schulman, Inc. (Chemicals)		17,200	464,744
TELECOMMUNICATION SERVICES - 1.1%
Boingo Wireless, Inc. (Diversified Telecom. Svs.)	(a)	36,900	446,490
Total Common Stocks (Cost $34,777,496)			$38,870,755

Money Market Funds - 1.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		455,000	$455,000
Total Money Market Funds (Cost $455,000)			$455,000

Total Investments - 100.4% (Cost $35,232,496)	(b)		$39,325,755
Liabilities in Excess of Other Assets - (0.4)%			(146,590)
Net Assets - 100.0%			$39,179,165

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments		March 31, 2012 (Unaudited)

Common Stocks - 92.2%		Shares	Value
United Kingdom - 20.4%
Aggreko PLC	(b)	34,292	$1,234,829
AMEC PLC	(b)	63,214	1,121,468
ASOS PLC	(a)(b)	39,761	1,134,900
Britvic PLC	(b)	159,249	980,158
Burberry Group PLC	(b)	33,714	808,268
Croda International PLC	(b)	20,547	692,020
Dialog Semiconductor PLC	(a)(b)	49,400	1,205,231
Domino's Pizza UK & IRL PLC	(b)	87,322	602,911
Intercontinental Hotels Group PLC	(b)	45,708	1,061,964
John Wood Group PLC	(b)	103,656	1,188,594
Johnson Matthey PLC	(b)	11,783	444,441
Kingfisher PLC	(b)	108,190	530,817
Rightmove PLC	(b)	36,570	848,737
Soco International PLC	(a)(b)	124,873	591,393
Telecity Group PLC	(a)(b)	72,338	853,090
Weir Group PLC / The	(b)	12,015	338,934
			13,637,755
Japan - 9.3%
Chiyoda Corp.	(b)	37,000	474,114
Daihatsu Motor Co. Ltd.	(b)	40,000	738,025
Dainippon Screen Manufacturing Co. Ltd.	(b)	49,000	444,995
Don Quijote Co. Ltd.	(b)	11,600	422,385
Fuji Heavy Industries Ltd.	(b)	48,000	392,022
JGC Corp.	(b)	17,000	530,534
JSR Corp.	(b)	30,500	618,853
Sharp Corp.	(b)	100,000	736,557
Tamron Co. Ltd.	(b)	17,500	567,014
THK Co. Ltd.	(b)	28,700	587,920
Ube Industries Ltd.	(b)	96,000	262,446
Yaskawa Electric Corp.	(b)	46,000	435,709
			6,210,574
Canada - 8.6%
Agrium, Inc.		10,900	940,780
Bombardier, Inc.		136,400	566,140
Ensign Energy Services, Inc.		23,435	350,309
Finning International, Inc.		17,900	492,970
National Bank of Canada		11,000	875,302
Nexen, Inc.		27,700	507,928
Precision Drilling Corp.	(a)	69,600	698,088
SNC-Lavalin Group, Inc.		21,518	861,410
Tim Hortons, Inc.		8,500	455,090
			5,748,017
France - 8.3%
Accor SA	(b)	21,757	776,507
Bureau Veritas SA	(b)	7,152	629,723
Edenred	(b)	14,304	430,531
Faurecia	(b)	18,326	494,479
JCDecaux SA	(a)(b)	12,934	395,261
Publicis Groupe SA	(b)	16,020	883,176
Remy Cointreau SA	(b)	7,867	799,349
Technip SA	(b)	9,870	1,165,497
			5,574,523
Germany - 6.2%
Adidas AG	(b)	15,330	1,197,896

GEA Group AG	(b)	24,804	855,601
HeidelbergCement AG	(b)	15,500	935,947
Leoni AG	(b)	13,653	710,643
Rheinmetall AG	(b)	6,925	410,024
			4,110,111
Netherlands - 4.5%
ASM International NV	(b)	8,863	341,203
Fugro NV	(b)	10,520	750,269
Imtech NV	(b)	27,127	867,497
Koninklijke DSM NV	(b)	17,761	1,028,194
			2,987,163
Singapore - 4.2%
City Developments Ltd.	(b)	68,000	614,051
Keppel Corp. Ltd.	(b)	119,900	1,047,900
SembCorp Marine Ltd.	(b)	281,000	1,177,314
			2,839,265
Bermuda - 4.2%
Brilliance China Automotive Holdings Ltd.	(a)(b)	500,000	539,592
Invesco Ltd.		45,202	1,205,537
Signet Jewelers Ltd.		22,600	1,068,528
			2,813,657
Italy - 3.5%
Davide Campari-Milano SpA	(b)	48,633	331,082
Prada SpA	(a)(b)	110,740	720,820
Yoox SpA	(a)(b)	79,700	1,265,443
			2,317,345
Norway - 3.1%
Fred Olsen Energy ASA	(b)	9,708	381,064
Opera Software ASA	(b)	26,199	176,065
Petroleum Geo-Services ASA	(a)(b)	68,929	1,009,388
Yara International ASA	(b)	10,353	493,515
			2,060,032
Sweden - 3.1%
Assa Abloy AB	(b)	39,600	1,240,618
Getinge AB	(b)	28,757	818,734
			2,059,352
Austria - 2.2%
Andritz AG	(b)	12,042	1,178,735
Voestalpine AG	(b)	7,725	260,523
			1,439,258
Cayman Islands - 1.9%
Herbalife Ltd.		18,700	1,286,934
Switzerland - 1.6%
Adecco SA	(a)(b)	20,808	1,089,842
Brazil - 1.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		7,099	338,054
PDG Realty SA Empreendimentos e Participacoes		181,872	628,674
			966,728
Luxembourg - 1.2%
SAF-Holland SA	(a)(b)	94,981	802,380
Ireland - 1.2%
Ingersoll-Rand PLC		18,600	769,110
Israel - 1.0%
NICE Systems Ltd. - ADR	(a)	17,800	699,540
Australia - 1.0%
Boart Longyear Ltd.	(b)	153,193	663,588
Mexico - 0.9%
Mexichem SAB de CV		158,961	612,545

Panama - 0.9%
Copa Holdings SA		7,400	586,080
Indonesia - 0.8%
Indocement Tunggal Prakarsa Tbk PT	(b)	261,500	527,982
Jersey - 0.8%
Delphi Automotive PLC	(a)	16,168	510,909
Hong Kong - 0.7%
China Everbright International Ltd.	(b)	1,056,000	495,561
Thailand - 0.6%
Amata Corp. PCL	(b)	784,600	424,853
South Korea - 0.6%
Hotel Shilla Co. Ltd.	(b)	9,000	383,706
Total Common Stocks (Cost $46,141,798)			$61,616,810

Preferred Stocks - 0.9%		Shares	Value
Germany - 0.9%
Hugo Boss AG	(b)	5,382	$619,711
Total Preferred Stocks (Cost $393,332)			$619,711

Exchange Traded Funds - 1.6%		Shares	Value
iShares MSCI Emerging Markets Index Fund		16,866	$724,226
iShares MSCI Japan Index Fund		32,989	335,828
Total Exchange Traded Funds (Cost $989,436)			$1,060,054

Money Market Funds - 5.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class 2		3,315,894	$3,315,894
State Street Institutional US Government Money Market Fund
Institutional Class		120,000	120,000
Total Money Market Funds (Cost $3,435,894)			$3,435,894

Total Investments - 99.8% (Cost $50,960,460)	(c)		$66,732,469
Other Assets in Excess of Liabilities - 0.2%			120,497
Net Assets - 100.0%			$66,852,966

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-Income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $48,782,593, or 73.0% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time. Exchange traded funds and rights are also not evaluated by the fair valuation service.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common and preferred stocks): (Percent of net assets)
Consumer Discretionary	28.9%
Industrials	24.7%
Energy	11.6%
Materials	10.2%
Information Technology	6.2%
Consumer Staples	5.6%
Financials	4.7%
Health Care	1.2%
93.1%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Aggressive Growth Portfolio

Schedule of Investments		March 31, 2012 (Unaudited)

Common Stocks - 100.3%		Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Ford Motor Co. (Automobiles)		40,520	$506,095
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	42,596	580,158
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	1,090	220,736
News Corp. Class A (Media)		54,160	1,066,410
Limited Brands, Inc. (Specialty Retail)		22,770	1,092,960
Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	(b)	10,355	649,055
Prada SpA (Textiles, Apparel & Luxury Goods)	(a)(b)	35,300	229,545
			4,344,959
CONSUMER STAPLES - 9.6%
Davide Campari-Milano SpA (Beverages)	(b)	123,025	837,530
Monster Beverage Corp. (Beverages)	(a)	20,310	1,261,048
Pernod-Ricard SA (Beverages)	(b)	2,765	289,097
Mead Johnson Nutrition Co. (Food Products)		6,280	517,974
			2,905,649
FINANCIALS - 7.4%
CapitalSource, Inc. (Commercial Banks)		42,424	279,998
Standard Chartered PLC (Commercial Banks)	(b)	15,830	395,298
AIA Group Ltd. (Insurance)	(b)	112,600	413,368
Prudential PLC (Insurance)	(b)	39,729	476,046
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	(a)	54,390	685,314
			2,250,024
HEALTH CARE - 15.0%
Celgene Corp. (Biotechnology)	(a)	18,165	1,408,151
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	14,911	611,500
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	624	338,052
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	15,380	833,288
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	19,078	1,341,183
			4,532,174
INDUSTRIALS - 12.2%
Precision Castparts Corp. (Aerospace & Defense)		1,160	200,564
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		7,975	522,283
United Parcel Service, Inc. Class B (Air Freight & Logistics)		10,765	868,951
Iron Mountain, Inc. (Commercial Svs. & Supplies)		16,050	462,240
FANUC Corp. (Machinery)	(b)	7,100	1,271,718
CoStar Group, Inc. (Professional Svs.)	(a)	5,395	372,525
			3,698,281
INFORMATION TECHNOLOGY - 35.4%
Apple, Inc. (Computers & Peripherals)	(a)	4,900	2,937,403
EMC Corp. (Computers & Peripherals)	(a)	40,550	1,211,634
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		5,670	338,896
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		15,660	575,505
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)	(a)	15,055	819,293
eBay, Inc. (Internet Software & Svs.)	(a)	59,550	2,196,799
VistaPrint NV (Internet Software & Svs.)	(a)	11,035	426,503
Yelp, Inc. (Internet Software & Svs.)	(a)	4,571	122,914
Mastercard, Inc. Class A (IT Svs.)		715	300,686
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	49,925	449,824
Microsoft Corp. (Software)		32,875	1,060,219
Zynga, Inc. Class A (Software)	(a)	21,143	278,030
			10,717,706
MATERIALS - 1.6%
Ivanhoe Mines Ltd. (Metals & Mining)	(a)	30,240	475,978
TELECOMMUNICATION SERVICES - 4.8%
Ziggo NV (Diversified Telecom. Svs.)	(a)(c)	4,620	144,123
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	24,540	1,308,964
			1,453,087
Total Common Stocks (Cost $23,458,368)			$30,377,858

VVPR Strips - 0.0%	(d)	Quantity	Value
CONSUMER STAPLES - 0.0%
Anheuser-Busch InBev NV (Beverages)	(a)(c)	6,992	$28
Total VVPR Strips (Cost $0)			$28

Money Market Funds - 0.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		11,000	$11,000
Total Money Market Funds (Cost $11,000)			$11,000

Total Investments - 100.3% (Cost $23,469,368)	(e)		$30,388,886
Liabilities in Excess of Other Assets - (0.3)%			(99,038)
Net Assets - 100.0%			$30,289,848

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $4,561,657, or 15.1% of the Portfolio's net assets.

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to the valuation model of a stock is below a chosen threshold. These securities represent $144,151, or 0.5% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) A VVPR Strip is a coupon attached to specific ordinary common shares that offers tax advantages. The coupon entitles a holder to reduced withholding tax rates on the dividends generated from the related common shares.

(f) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Small Cap Growth Portfolio

Schedule of Investments		March 31, 2012 (Unaudited)

Common Stocks - 96.1%		Shares	Value
CONSUMER DISCRETIONARY - 13.1%
K12, Inc. (Diversified Consumer Svs.)	(a)	8,020	$189,513
Skullcandy, Inc. (Household Durables)	(a)	9,945	157,429
SodaStream International Ltd. (Household Durables)	(a)	6,485	218,415
CafePress, Inc. (Internet & Catalog Retail)	(a)	3,400	65,110
Polaris Industries, Inc. (Leisure Equip. & Products)		5,620	405,483
National CineMedia, Inc. (Media)		44,500	680,850
Gordmans Stores, Inc. (Multiline Retail)	(a)	18,115	397,986
Hibbett Sports, Inc. (Specialty Retail)	(a)	6,840	373,122
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	9,049	227,220
Monro Muffler Brake, Inc. (Specialty Retail)		3,970	164,715
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	(a)	8,870	441,460
Maidenform Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	17,460	393,025
Quiksilver, Inc. (Textiles, Apparel & Luxury Goods)	(a)	100,823	407,325
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		13,960	519,033
			4,640,686
CONSUMER STAPLES - 1.7%
Casey's General Stores, Inc. (Food & Staples Retailing)		6,675	370,195
Snyders-Lance, Inc. (Food Products)		9,520	246,092
			616,287
ENERGY - 6.1%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	10,730	497,765
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	7,550	490,901
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		8,039	365,373
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		19,233	788,553
			2,142,592
FINANCIALS - 7.0%
Epoch Holding Corp. (Capital Markets)		16,810	401,423
Financial Engines, Inc. (Capital Markets)	(a)	8,073	180,512
Gluskin Sheff + Associates, Inc. (Capital Markets)		15,326	228,941
WisdomTree Investments, Inc. (Capital Markets)	(a)	29,605	247,794
Cash Store Financial Services, Inc. / The (Consumer Finance)		19,690	116,171
Credit Acceptance Corp. (Consumer Finance)	(a)	2,070	209,091
Netspend Holdings, Inc. (Consumer Finance)	(a)	15,591	120,986
FX Alliance, Inc. (Diversified Financial Svs.)	(a)	9,009	141,261
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		12,791	476,976
MSCI, Inc. Class A (Diversified Financial Svs.)	(a)	9,746	358,750
			2,481,905
HEALTH CARE - 20.8%
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	17,567	168,292
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	11,101	177,061
Immunogen, Inc. (Biotechnology)	(a)	11,634	167,413
Incyte Corp Ltd. (Biotechnology)	(a)	9,000	173,700
Pharmacyclics, Inc. (Biotechnology)	(a)	8,706	241,679
Seattle Genetics, Inc. (Biotechnology)	(a)	8,525	173,739
Conceptus, Inc. (Health Care Equip. & Supplies)	(a)	15,355	220,805
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	16,894	247,497
Gen-Probe, Inc. (Health Care Equip. & Supplies)	(a)	9,875	655,799
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	2,870	188,530
Masimo Corp. (Health Care Equip. & Supplies)	(a)	25,695	600,749
Quidel Corp. (Health Care Equip. & Supplies)	(a)	31,046	570,315
Volcano Corp. (Health Care Equip. & Supplies)	(a)	19,535	553,817
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	6,032	384,419
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	27,705	344,096
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	3,808	335,104
PSS World Medical, Inc. (Health Care Providers & Svs.)	(a)	25,007	633,677
athenahealth, Inc. (Health Care Technology)	(a)	4,703	348,586
SXC Health Solutions Corp. (Health Care Technology)	(a)	7,933	594,658
Techne Corp. (Life Sciences Tools & Svs.)		5,527	387,443

Impax Laboratories, Inc. (Pharmaceuticals)	(a)	7,310	179,680
			7,347,059
INDUSTRIALS - 20.6%
HEICO Corp. Class A (Aerospace & Defense)		17,447	700,497
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	17,265	622,058
Heritage-Crystal Clean, Inc. (Commercial Svs. & Supplies)	(a)	10,805	215,560
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		18,196	432,337
Standard Parking Corp. (Commercial Svs. & Supplies)	(a)	23,375	479,187
Polypore International, Inc. (Electrical Equip.)	(a)	15,845	557,110
Nordson Corp. (Machinery)		6,440	351,044
Wabtec Corp. (Machinery)		6,783	511,235
Acacia Research Corp. (Professional Svs.)	(a)	4,505	188,039
CoStar Group, Inc. (Professional Svs.)	(a)	12,358	853,320
Resources Connection, Inc. (Professional Svs.)		34,016	477,925
Landstar System, Inc. (Road & Rail)		7,710	445,021
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	7,355	350,613
Rush Enterprises, Inc. Class B (Trading Companies & Distributors)	(a)	18,459	321,002
WESCO International, Inc. (Trading Companies & Distributors)	(a)	11,730	766,086
			7,271,034
INFORMATION TECHNOLOGY - 25.8%
Stratasys, Inc. (Computers & Peripherals)	(a)	7,690	280,839
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	20,216	610,928
Measurement Specialties, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,551	625,169
RealD, Inc. (Electronic Equip., Instr. & Comp.)	(a)	46,947	633,784
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	11,145	243,407
Envestnet, Inc. (Internet Software & Svs.)	(a)	20,985	262,732
LivePerson, Inc. (Internet Software & Svs.)	(a)	18,460	309,574
VistaPrint NV (Internet Software & Svs.)	(a)	22,979	888,138
Yelp, Inc. (Internet Software & Svs.)	(a)	5,484	147,465
Zillow, Inc. (Internet Software & Svs.)	(a)	4,065	144,673
Broadridge Financial Solutions, Inc. (IT Svs.)		15,560	372,040
Cardtronics, Inc. (IT Svs.)	(a)	16,200	425,250
Euronet Worldwide, Inc. (IT Svs.)	(a)	27,492	574,308
Gartner, Inc. (IT Svs.)	(a)	11,665	497,396
Higher One Holdings, Inc. (IT Svs.)	(a)	19,065	285,022
Ceva, Inc. (Semiconductors & Equip.)	(a)	12,463	283,035
International Rectifier Corp. (Semiconductors & Equip.)	(a)	15,720	362,660
Blackbaud, Inc. (Software)		13,643	453,357
Convio, Inc. (Software)	(a)	20,446	316,300
RealPage, Inc. (Software)	(a)	21,643	414,896
SS&C Technologies Holdings, Inc. (Software)	(a)	27,690	646,008
Tyler Technologies, Inc. (Software)	(a)	9,300	357,213
			9,134,194
MATERIALS - 1.0%
Intrepid Potash, Inc. (Chemicals)	(a)	14,790	359,841
Total Common Stocks (Cost $28,570,715)			$33,993,598

Money Market Funds - 3.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,164,000	$1,164,000
Total Money Market Funds (Cost $1,164,000)			$1,164,000

Total Investments - 99.4% (Cost $29,734,715)	(b)		$35,157,598
Other Assets in Excess of Liabilities - 0.6%			221,438
Net Assets - 100.0%			$35,379,036

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 99.8%		Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Coinstar, Inc. (Diversified Consumer Svs.)	(a)	20,186	$1,282,820
Dunkin Brands Group, Inc. (Hotels, Restaurants & Leisure)		13,449	404,949
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		30,839	1,167,256
Newell Rubbermaid, Inc. (Household Durables)		62,146	1,106,820
Groupon, Inc. (Internet & Catalog Retail)	(a)	16,496	303,197
Discovery Communications, Inc. Class A (Media)	(a)	10,712	542,027
Scripps Networks Interactive, Inc. Class A (Media)		26,593	1,294,813
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	8,110	533,395
Dick's Sporting Goods, Inc. (Specialty Retail)		14,127	679,226
PetSmart, Inc. (Specialty Retail)		25,583	1,463,859
Tiffany & Co. (Specialty Retail)		9,071	627,078
Urban Outfitters, Inc. (Specialty Retail)	(a)	51,272	1,492,528
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	12,092	762,401
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	5,404	403,571
PVH Corp. (Textiles, Apparel & Luxury Goods)		18,081	1,615,176
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,372	239,181
			13,918,297
CONSUMER STAPLES - 2.5%
Hain Celestial Group, Inc. / The (Food Products)	(a)	6,894	302,026
TreeHouse Foods, Inc. (Food Products)	(a)	11,200	666,400
Avon Products, Inc. (Personal Products)		39,930	773,045
			1,741,471
ENERGY - 10.6%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	27,439	1,449,602
Core Laboratories NV (Energy Equip. & Svs.)		7,150	940,726
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	16,032	1,042,401
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		10,854	1,211,198
Rosetta Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	16,991	828,481
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	13,714	419,648
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	25,904	1,406,587
			7,298,643
FINANCIALS - 12.3%
Lazard Ltd. Class A (Capital Markets)		25,625	731,850
Northern Trust Corp. (Capital Markets)		23,242	1,102,833
T. Rowe Price Group, Inc. (Capital Markets)		13,731	896,634
First Republic Bank (Commercial Banks)	(a)	32,312	1,064,357
SLM Corp. (Consumer Finance)		22,737	358,335
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	9,285	1,275,945
MSCI, Inc. Class A (Diversified Financial Svs.)	(a)	23,854	878,066
Principal Financial Group, Inc. (Insurance)		30,088	887,897
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	63,381	1,265,085
			8,461,002
HEALTH CARE - 14.3%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	7,974	740,466
Amylin Pharmaceuticals, Inc. (Biotechnology)	(a)	25,983	648,536
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	3,691	126,417
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	16,300	668,463
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	35,723	926,297
C.R. Bard, Inc. (Health Care Equip. & Supplies)		16,142	1,593,538
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	8,980	653,115
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	380	205,865
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		36,470	1,615,986
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	14,597	1,104,701
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		24,435	1,087,602
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,684	495,869
			9,866,855
INDUSTRIALS - 7.7%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		7,120	466,289
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		35,676	847,662
Quanta Services, Inc. (Construction & Engineering)	(a)	43,448	908,063
Rockwell Automation, Inc. (Electrical Equip.)		6,476	516,137
Roper Industries, Inc. (Electrical Equip.)		12,093	1,199,142
Kennametal, Inc. (Machinery)		30,729	1,368,362
			5,305,655

INFORMATION TECHNOLOGY - 22.7%
Juniper Networks, Inc. (Communications Equip.)	(a)	21,023	481,006
NetApp, Inc. (Computers & Peripherals)	(a)	26,398	1,181,839
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		23,069	1,378,834
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		18,798	475,777
RealD, Inc. (Electronic Equip., Instr. & Comp.)	(a)	41,929	566,042
Equinix, Inc. (Internet Software & Svs.)	(a)	10,488	1,651,336
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	15,833	914,989
FleetCor Technologies, Inc. (IT Svs.)	(a)	18,480	716,470
Genpact Ltd. (IT Svs.)	(a)	41,751	680,541
Global Payments, Inc. (IT Svs.)		19,678	934,115
VeriFone Systems, Inc. (IT Svs.)	(a)	20,546	1,065,721
Altera Corp. (Semiconductors & Equip.)		9,205	366,543
Linear Technology Corp. (Semiconductors & Equip.)		10,390	350,143
NVIDIA Corp. (Semiconductors & Equip.)	(a)	49,884	767,715
Xilinx, Inc. (Semiconductors & Equip.)		33,105	1,206,015
Citrix Systems, Inc. (Software)	(a)	9,729	767,715
MICROS Systems, Inc. (Software)	(a)	10,304	569,708
Rovi Corp. (Software)	(a)	14,266	464,358
Salesforce.com, Inc. (Software)	(a)	6,894	1,065,192
			15,604,059
MATERIALS - 3.7%
Airgas, Inc. (Chemicals)		10,799	960,787
Ecolab, Inc. (Chemicals)		20,307	1,253,348
International Flavors & Fragrances, Inc. (Chemicals)		5,894	345,388
			2,559,523
TELECOMMUNICATION SERVICES - 5.8%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	48,549	1,075,846
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	17,807	949,825
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	39,092	1,986,265
			4,011,936
Total Common Stocks (Cost $57,497,247)			$68,767,441

Money Market Funds - 0.4%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		285,000	$285,000
Total Money Market Funds (Cost $285,000)			$285,000

Total Investments - 100.2% (Cost $57,782,247)	(b)		$69,052,441
Other Assets in Excess of Liabilities - (0.2)%			(117,850)
Net Assets - 100.0%			$68,934,591

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 96.0%		Shares	Value
CONSUMER DISCRETIONARY - 10.5%
BorgWarner, Inc. (Auto Components)	(a)	1,600	$134,944
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	3,600	40,392
Johnson Controls, Inc. (Auto Components)		10,100	328,048
Ford Motor Co. (Automobiles)		56,087	700,527
Harley-Davidson, Inc. (Automobiles)		3,400	166,872
Genuine Parts Co. (Distributors)		2,300	144,325
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	1,700	65,688
DeVry, Inc. (Diversified Consumer Svs.)		900	30,483
H&R Block, Inc. (Diversified Consumer Svs.)		4,300	70,821
Carnival Corp. (Hotels, Restaurants & Leisure)		6,700	214,936
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	450	188,100
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		1,900	97,204
International Game Technology (Hotels, Restaurants & Leisure)		4,400	73,876
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,946	149,356
McDonald's Corp. (Hotels, Restaurants & Leisure)		15,000	1,471,500
Starbucks Corp. (Hotels, Restaurants & Leisure)		11,100	620,379
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		2,900	163,589
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,160	100,462
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,200	149,856
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,800	484,024
D.R. Horton, Inc. (Household Durables)		4,100	62,197
Harman International Industries, Inc. (Household Durables)		1,000	46,810
Leggett & Platt, Inc. (Household Durables)		2,100	48,321
Lennar Corp. Class A (Household Durables)		2,400	65,232
Newell Rubbermaid, Inc. (Household Durables)		4,300	76,583
PulteGroup, Inc. (Household Durables)	(a)	4,950	43,807
Whirlpool Corp. (Household Durables)		1,155	88,773
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	5,350	1,083,428
Expedia, Inc. (Internet & Catalog Retail)		1,400	46,816
Netflix, Inc. (Internet & Catalog Retail)	(a)	850	97,784
priceline.com, Inc. (Internet & Catalog Retail)	(a)	725	520,187
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	1,400	49,938
Hasbro, Inc. (Leisure Equip. & Products)		1,700	62,424
Mattel, Inc. (Leisure Equip. & Products)		5,000	168,300
Cablevision Systems Corp. Class A (Media)		3,200	46,976
CBS Corp. Class B (Media)		9,550	323,840
Comcast Corp. Class A (Media)		39,853	1,195,989
DIRECTV Class A (Media)	(a)	10,000	493,400
Discovery Communications, Inc. Class A (Media)	(a)	3,800	192,280
Gannett Co., Inc. (Media)		3,500	53,655
Interpublic Group of Cos., Inc. / The (Media)		6,623	75,568
McGraw-Hill Cos., Inc. / The (Media)		4,100	198,727
News Corp. Class A (Media)		31,800	626,142
Omnicom Group, Inc. (Media)		4,000	202,600
Scripps Networks Interactive, Inc. Class A (Media)		1,400	68,166
Time Warner Cable, Inc. (Media)		4,632	377,508
Time Warner, Inc. (Media)		14,366	542,316
Viacom, Inc. Class B (Media)		7,950	377,307
Walt Disney Co. / The (Media)		26,500	1,160,170
Washington Post Co. / The Class B (Media)		75	28,018
Big Lots, Inc. (Multiline Retail)	(a)	1,000	43,020
Dollar Tree, Inc. (Multiline Retail)	(a)	1,800	170,082
Family Dollar Stores, Inc. (Multiline Retail)		1,700	107,576
J.C. Penney Co., Inc. (Multiline Retail)		2,100	74,403
Kohl's Corp. (Multiline Retail)		3,700	185,111
Macy's, Inc. (Multiline Retail)		6,076	241,399
Nordstrom, Inc. (Multiline Retail)		2,400	133,728
Sears Holdings Corp. (Multiline Retail)	(a)	601	39,816
Target Corp. (Multiline Retail)		9,900	576,873
Abercrombie & Fitch Co. Class A (Specialty Retail)		1,300	64,493

AutoNation, Inc. (Specialty Retail)	(a)	700	24,017
AutoZone, Inc. (Specialty Retail)	(a)	425	158,015
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,500	230,195
Best Buy Co., Inc. (Specialty Retail)		4,175	98,864
CarMax, Inc. (Specialty Retail)	(a)	3,300	114,345
GameStop Corp. Class A (Specialty Retail)		2,000	43,680
Gap, Inc. / The (Specialty Retail)		4,950	129,393
Home Depot, Inc. / The (Specialty Retail)		22,800	1,147,068
Lowe's Cos., Inc. (Specialty Retail)		18,300	574,254
Limited Brands, Inc. (Specialty Retail)		3,600	172,800
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,900	173,565
Ross Stores, Inc. (Specialty Retail)		3,400	197,540
Staples, Inc. (Specialty Retail)		10,300	166,654
Tiffany & Co. (Specialty Retail)		1,900	131,347
TJX Cos., Inc. (Specialty Retail)		11,100	440,781
Urban Outfitters, Inc. (Specialty Retail)	(a)	1,600	46,576
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,200	324,576
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		5,400	585,576
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,000	174,330
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,300	189,774
			20,578,495
CONSUMER STAPLES - 10.3%
Beam, Inc. (Beverages)		2,300	134,711
Brown-Forman Corp. Class B (Beverages)		1,450	120,915
Coca-Cola Co. / The (Beverages)		33,400	2,471,934
Coca-Cola Enterprises, Inc. (Beverages)		4,400	125,840
Constellation Brands, Inc. Class A (Beverages)	(a)	2,500	58,975
Dr Pepper Snapple Group, Inc. (Beverages)		3,100	124,651
Molson Coors Brewing Co. Class B (Beverages)		2,300	104,075
PepsiCo, Inc. (Beverages)		23,147	1,535,803
Costco Wholesale Corp. (Food & Staples Retailing)		6,400	581,120
CVS Caremark Corp. (Food & Staples Retailing)		19,220	861,056
Kroger Co. / The (Food & Staples Retailing)		8,500	205,955
Safeway, Inc. (Food & Staples Retailing)		4,000	80,840
SUPERVALU, Inc. (Food & Staples Retailing)		3,119	17,809
Sysco Corp. (Food & Staples Retailing)		8,600	256,796
Walgreen Co. (Food & Staples Retailing)		12,900	432,021
Wal-Mart Stores, Inc. (Food & Staples Retailing)		25,800	1,578,960
Whole Foods Market, Inc. (Food & Staples Retailing)		2,400	199,680
Archer-Daniels-Midland Co. (Food Products)		9,750	308,685
Campbell Soup Co. (Food Products)		2,600	88,010
ConAgra Foods, Inc. (Food Products)		6,100	160,186
Dean Foods Co. (Food Products)	(a)	2,700	32,697
General Mills, Inc. (Food Products)		9,500	374,775
Hershey Co. / The (Food Products)		2,300	141,059
H.J. Heinz Co. (Food Products)		4,700	251,685
Hormel Foods Corp. (Food Products)		2,000	59,040
J.M. Smucker Co. / The (Food Products)		1,700	138,312
Kellogg Co. (Food Products)		3,600	193,068
Kraft Foods, Inc. Class A (Food Products)		26,076	991,149
McCormick & Co., Inc. (Food Products)		2,000	108,860
Mead Johnson Nutrition Co. (Food Products)		3,051	251,646
Sara Lee Corp. (Food Products)		8,700	187,311
Tyson Foods, Inc. Class A (Food Products)		4,300	82,345
Clorox Co. / The (Household Products)		1,900	130,625
Colgate-Palmolive Co. (Household Products)		7,100	694,238
Kimberly-Clark Corp. (Household Products)		5,800	428,562
Procter & Gamble Co. / The (Household Products)		40,722	2,736,926
Avon Products, Inc. (Personal Products)		6,400	123,904
Estee Lauder Cos., Inc. / The Class A (Personal Products)		3,300	204,402
Altria Group, Inc. (Tobacco)		30,200	932,274
Lorillard, Inc. (Tobacco)		1,997	258,572
Philip Morris International, Inc. (Tobacco)		25,400	2,250,694
Reynolds American, Inc. (Tobacco)		4,900	203,056
			20,223,222

ENERGY - 10.8%
Baker Hughes, Inc. (Energy Equip. & Svs.)		6,441	270,136
Cameron International Corp. (Energy Equip. & Svs.)	(a)	3,600	190,188
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,000	66,750
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	3,500	176,470
Halliburton Co. (Energy Equip. & Svs.)		13,600	451,384
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		1,600	86,320
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	4,300	75,207
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		6,300	500,661
Noble Corp. (Energy Equip. & Svs.)	(a)	3,700	138,639
Rowan Cos., Inc. (Energy Equip. & Svs.)	(a)	1,800	59,274
Schlumberger Ltd. (Energy Equip. & Svs.)		19,747	1,380,908
Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,240	49,280
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,400	579,716
Apache Corp. (Oil, Gas & Consumable Fuels)		5,672	569,696
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		3,100	96,627
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		9,800	227,066
Chevron Corp. (Oil, Gas & Consumable Fuels)		29,238	3,135,483
ConocoPhillips (Oil, Gas & Consumable Fuels)		18,900	1,436,589
Consol Energy, Inc. (Oil, Gas & Consumable Fuels)		3,400	115,940
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,800	105,734
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,000	426,720
El Paso Corp. (Oil, Gas & Consumable Fuels)		11,400	336,870
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3,950	438,845
EQT Corp. (Oil, Gas & Consumable Fuels)		2,200	106,062
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		69,564	6,033,286
Hess Corp. (Oil, Gas & Consumable Fuels)		4,500	265,275
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		10,420	330,314
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,160	223,738
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		2,900	163,183
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	2,000	69,360
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		2,600	254,228
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,000	1,142,760
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,000	115,840
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		1,800	200,862
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		2,600	79,300
Range Resources Corp. (Oil, Gas & Consumable Fuels)		2,300	133,722
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	5,200	159,120
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		9,618	303,448
Sunoco, Inc. (Oil, Gas & Consumable Fuels)		1,600	61,040
Tesoro Corp. (Oil, Gas & Consumable Fuels)	(a)	2,100	56,364
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		8,200	211,314
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		8,700	268,047
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,900	52,229
			21,143,995
FINANCIALS - 14.4%
Ameriprise Financial, Inc. (Capital Markets)		3,280	187,386
Bank of New York Mellon Corp. / The (Capital Markets)		17,811	429,779
BlackRock, Inc. (Capital Markets)		1,500	307,350
Charles Schwab Corp. / The (Capital Markets)		16,000	229,920
E*Trade Financial Corp. (Capital Markets)	(a)	3,790	41,500
Federated Investors, Inc. Class B (Capital Markets)		1,400	31,374
Franklin Resources, Inc. (Capital Markets)		2,100	260,463
Goldman Sachs Group, Inc. / The (Capital Markets)		7,350	914,120
Invesco Ltd. (Capital Markets)		6,600	176,022
Legg Mason, Inc. (Capital Markets)		1,800	50,274
Morgan Stanley (Capital Markets)		22,500	441,900
Northern Trust Corp. (Capital Markets)		3,600	170,820
State Street Corp. (Capital Markets)		7,200	327,600
T. Rowe Price Group, Inc. (Capital Markets)		3,700	241,610
BB&T Corp. (Commercial Banks)		10,300	323,317
Comerica, Inc. (Commercial Banks)		2,900	93,844
Fifth Third Bancorp (Commercial Banks)		13,550	190,377
First Horizon National Corp. (Commercial Banks)		3,764	39,070
Huntington Bancshares, Inc. (Commercial Banks)		12,800	82,560
KeyCorp (Commercial Banks)		14,100	119,850

M&T Bank Corp. (Commercial Banks)		1,900	165,072
PNC Financial Services Group, Inc. (Commercial Banks)		7,742	499,282
Regions Financial Corp. (Commercial Banks)		20,775	136,907
SunTrust Banks, Inc. (Commercial Banks)		7,900	190,943
U.S. Bancorp (Commercial Banks)		28,190	893,059
Wells Fargo & Co. (Commercial Banks)		77,913	2,659,950
Zions Bancorporation (Commercial Banks)		2,700	57,942
American Express Co. (Consumer Finance)		15,000	867,900
Capital One Financial Corp. (Consumer Finance)		8,173	455,563
Discover Financial Services (Consumer Finance)		7,850	261,719
SLM Corp. (Consumer Finance)		7,500	118,200
Bank of America Corp. (Diversified Financial Svs.)		158,527	1,517,103
Citigroup, Inc. (Diversified Financial Svs.)		43,236	1,580,276
CME Group, Inc. (Diversified Financial Svs.)		975	282,097
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,100	151,162
JPMorgan Chase & Co. (Diversified Financial Svs.)		56,343	2,590,651
Leucadia National Corp. (Diversified Financial Svs.)		2,900	75,690
Moody's Corp. (Diversified Financial Svs.)		2,900	122,090
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)	(a)	1,800	46,620
NYSE Euronext (Diversified Financial Svs.)		3,800	114,038
ACE Ltd. (Insurance)		5,000	366,000
Aflac, Inc. (Insurance)		6,900	317,331
Allstate Corp. / The (Insurance)		7,400	243,608
American International Group, Inc. (Insurance)	(a)	7,995	246,486
Aon PLC (Insurance)	(a)	4,800	235,488
Assurant, Inc. (Insurance)		1,300	52,650
Berkshire Hathaway, Inc. Class B (Insurance)	(a)	25,991	2,109,170
Chubb Corp. / The (Insurance)		4,000	276,440
Cincinnati Financial Corp. (Insurance)		2,366	81,651
Genworth Financial, Inc. Class A (Insurance)	(a)	7,300	60,736
Hartford Financial Services Group, Inc. (Insurance)		6,500	137,020
Lincoln National Corp. (Insurance)		4,286	112,979
Loews Corp. (Insurance)		4,561	181,847
Marsh & McLennan Cos., Inc. (Insurance)		8,000	262,320
MetLife, Inc. (Insurance)		15,700	586,395
Principal Financial Group, Inc. (Insurance)		4,500	132,795
Progressive Corp. / The (Insurance)		9,000	208,620
Prudential Financial, Inc. (Insurance)		6,900	437,391
Torchmark Corp. (Insurance)		1,450	72,282
Travelers Cos., Inc. / The (Insurance)		5,759	340,933
Unum Group (Insurance)		4,300	105,264
XL Group Plc (Insurance)		4,700	101,943
American Tower Corp. (Real Estate Investment Trusts)		5,800	365,516
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		1,773	46,825
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		1,431	202,272
Boston Properties, Inc. (Real Estate Investment Trusts)		2,200	230,978
Equity Residential (Real Estate Investment Trusts)		4,400	275,528
HCP, Inc. (Real Estate Investment Trusts)		6,000	236,760
Health Care REIT, Inc. (Real Estate Investment Trusts)		3,100	170,376
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		10,402	170,801
Kimco Realty Corp. (Real Estate Investment Trusts)		6,000	115,560
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		2,400	99,744
ProLogis, Inc. (Real Estate Investment Trusts)		6,739	242,739
Public Storage (Real Estate Investment Trusts)		2,100	290,157
Simon Property Group, Inc. (Real Estate Investment Trusts)		4,562	664,592
Ventas, Inc. (Real Estate Investment Trusts)		4,300	245,530
Vornado Realty Trust (Real Estate Investment Trusts)		2,693	226,751
Weyerhaeuser Co. (Real Estate Investment Trusts)		7,963	174,549
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	4,800	95,808
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		7,800	57,018
People's United Financial, Inc. (Thrifts & Mortgage Finance)		5,300	70,172
			28,096,425
HEALTH CARE - 11.0%
Amgen, Inc. (Biotechnology)		11,706	795,891
Biogen Idec, Inc. (Biotechnology)	(a)	3,545	446,564
Celgene Corp. (Biotechnology)	(a)	6,500	503,880

Gilead Sciences, Inc. (Biotechnology)	(a)	11,200	547,120
Baxter International, Inc. (Health Care Equip. & Supplies)		8,300	496,174
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,100	240,715
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	21,403	127,990
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,200	118,464
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,350	86,866
Covidien PLC (Health Care Equip. & Supplies)		7,100	388,228
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,100	84,273
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,700	123,641
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	575	311,506
Medtronic, Inc. (Health Care Equip. & Supplies)		15,400	603,526
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		4,700	208,257
Stryker Corp. (Health Care Equip. & Supplies)		4,800	266,304
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,700	117,232
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		2,670	171,628
Aetna, Inc. (Health Care Providers & Svs.)		5,200	260,832
AmerisourceBergen Corp. (Health Care Providers & Svs.)		3,800	150,784
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,100	219,861
Cigna Corp. (Health Care Providers & Svs.)		4,200	206,850
Coventry Health Care, Inc. (Health Care Providers & Svs.)		2,100	74,697
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,400	126,238
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	7,200	390,096
Humana, Inc. (Health Care Providers & Svs.)		2,400	221,952
Laboratory Corp of America Holdings (Health Care Providers & Svs.)	(a)	1,400	128,156
McKesson Corp. (Health Care Providers & Svs.)		3,600	315,972
Medco Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	5,776	406,053
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,300	43,420
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,300	140,645
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6,050	32,126
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		15,400	907,676
WellPoint, Inc. (Health Care Providers & Svs.)		4,900	361,620
Cerner Corp. (Health Care Technology)	(a)	2,200	167,552
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,100	227,001
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	2,617	127,762
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1,700	47,022
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,400	304,452
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,300	120,458
Abbott Laboratories (Pharmaceuticals)		23,200	1,421,928
Allergan, Inc. (Pharmaceuticals)		4,500	429,435
Bristol-Myers Squibb Co. (Pharmaceuticals)		24,969	842,704
Eli Lilly & Co. (Pharmaceuticals)		15,100	608,077
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	3,900	135,291
Hospira, Inc. (Pharmaceuticals)	(a)	2,410	90,110
Johnson & Johnson (Pharmaceuticals)		40,500	2,671,380
Merck & Co., Inc. (Pharmaceuticals)		44,994	1,727,770
Mylan, Inc. (Pharmaceuticals)	(a)	6,300	147,735
Perrigo Co. (Pharmaceuticals)		1,400	144,634
Pfizer, Inc. (Pharmaceuticals)		111,310	2,522,285
Watson Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,900	127,414
			21,488,247
INDUSTRIALS - 10.1%
Boeing Co. / The (Aerospace & Defense)		11,000	818,070
General Dynamics Corp. (Aerospace & Defense)		5,300	388,914
Goodrich Corp. (Aerospace & Defense)		1,900	238,336
Honeywell International, Inc. (Aerospace & Defense)		11,500	702,075
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,500	106,155
Lockheed Martin Corp. (Aerospace & Defense)		3,900	350,454
Northrop Grumman Corp. (Aerospace & Defense)		3,700	225,996
Precision Castparts Corp. (Aerospace & Defense)		2,100	363,090
Raytheon Co. (Aerospace & Defense)		5,000	263,900
Rockwell Collins, Inc. (Aerospace & Defense)		2,200	126,632
Textron, Inc. (Aerospace & Defense)		4,100	114,103
United Technologies Corp. (Aerospace & Defense)		13,400	1,111,396
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,400	157,176
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,100	144,181
FedEx Corp. (Air Freight & Logistics)		4,600	423,016

United Parcel Service, Inc. Class B (Air Freight & Logistics)		14,200	1,146,224
Southwest Airlines Co. (Airlines)		11,400	93,936
Masco Corp. (Building Products)		5,300	70,861
Avery Dennison Corp. (Commercial Svs. & Supplies)		1,600	48,208
Cintas Corp. (Commercial Svs. & Supplies)		1,600	62,592
Iron Mountain, Inc. (Commercial Svs. & Supplies)		2,500	72,000
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,000	52,740
Republic Services, Inc. (Commercial Svs. & Supplies)		4,680	143,021
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		2,600	32,214
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,300	108,732
Waste Management, Inc. (Commercial Svs. & Supplies)		6,800	237,728
Fluor Corp. (Construction & Engineering)		2,500	150,100
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	1,900	84,303
Quanta Services, Inc. (Construction & Engineering)	(a)	3,100	64,790
Cooper Industries PLC (Electrical Equip.)		2,300	147,085
Emerson Electric Co. (Electrical Equip.)		10,800	563,544
Rockwell Automation, Inc. (Electrical Equip.)		2,100	167,370
Roper Industries, Inc. (Electrical Equip.)		1,400	138,824
3M Co. (Industrial Conglomerates)		10,300	918,863
Danaher Corp. (Industrial Conglomerates)		8,400	470,400
General Electric Co. (Industrial Conglomerates)		156,300	3,136,941
Tyco International Ltd. (Industrial Conglomerates)		6,800	382,024
Caterpillar, Inc. (Machinery)		9,600	1,022,592
Cummins, Inc. (Machinery)		2,800	336,112
Deere & Co. (Machinery)		5,900	477,310
Dover Corp. (Machinery)		2,700	169,938
Eaton Corp. (Machinery)		4,900	244,167
Flowserve Corp. (Machinery)		800	92,408
Illinois Tool Works, Inc. (Machinery)		7,100	405,552
Ingersoll-Rand PLC (Machinery)		4,400	181,940
Joy Global, Inc. (Machinery)		1,600	117,600
PACCAR, Inc. (Machinery)		5,312	248,761
Pall Corp. (Machinery)		1,700	101,371
Parker Hannifin Corp. (Machinery)		2,200	186,010
Snap-On, Inc. (Machinery)		900	54,873
Stanley Black & Decker, Inc. (Machinery)		2,547	196,017
Xylem, Inc. (Machinery)		2,700	74,925
Dun & Bradstreet Corp. / The (Professional Svs.)		700	59,311
Equifax, Inc. (Professional Svs.)		1,800	79,668
Robert Half International, Inc. (Professional Svs.)		2,100	63,630
CSX Corp. (Road & Rail)		15,500	333,560
Norfolk Southern Corp. (Road & Rail)		4,900	322,567
Ryder System, Inc. (Road & Rail)		800	42,240
Union Pacific Corp. (Road & Rail)		7,100	763,108
Fastenal Co. (Trading Companies & Distributors)		4,400	238,040
W.W. Grainger, Inc. (Trading Companies & Distributors)		900	193,329
			19,831,023
INFORMATION TECHNOLOGY - 19.7%
Cisco Systems, Inc. (Communications Equip.)		79,500	1,681,425
F5 Networks, Inc. (Communications Equip.)	(a)	1,200	161,952
Harris Corp. (Communications Equip.)		1,700	76,636
JDS Uniphase Corp. (Communications Equip.)	(a)	3,375	48,904
Juniper Networks, Inc. (Communications Equip.)	(a)	7,800	178,464
Motorola Mobility Holdings, Inc. (Communications Equip.)	(a)	3,875	152,055
Motorola Solutions, Inc. (Communications Equip.)		4,314	219,281
QUALCOMM, Inc. (Communications Equip.)		25,000	1,700,500
Apple, Inc. (Computers & Peripherals)	(a)	13,775	8,257,699
Dell, Inc. (Computers & Peripherals)	(a)	22,600	375,160
EMC Corp. (Computers & Peripherals)	(a)	30,300	905,364
Hewlett-Packard Co. (Computers & Peripherals)		29,200	695,836
Lexmark International, Inc. Class A (Computers & Peripherals)		1,000	33,240
NetApp, Inc. (Computers & Peripherals)	(a)	5,400	241,758
SanDisk Corp. (Computers & Peripherals)	(a)	3,600	178,524
Western Digital Corp. (Computers & Peripherals)	(a)	3,500	144,865
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,400	143,448
Corning, Inc. (Electronic Equip., Instr. & Comp.)		22,500	316,800

FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		2,300	58,213
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		2,700	67,824
Molex, Inc. (Electronic Equip., Instr. & Comp.)		2,000	56,240
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		6,300	231,525
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	2,600	95,420
eBay, Inc. (Internet Software & Svs.)	(a)	16,900	623,441
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,750	2,404,650
VeriSign, Inc. (Internet Software & Svs.)		2,400	92,016
Yahoo!, Inc. (Internet Software & Svs.)	(a)	17,900	272,438
Accenture PLC Class A (IT Svs.)		9,600	619,200
Automatic Data Processing, Inc. (IT Svs.)		7,200	397,368
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	4,500	346,275
Computer Sciences Corp. (IT Svs.)		2,300	68,862
Fidelity National Information Services, Inc. (IT Svs.)		3,500	115,920
Fiserv, Inc. (IT Svs.)	(a)	2,000	138,780
International Business Machines Corp. (IT Svs.)		17,150	3,578,347
Mastercard, Inc. Class A (IT Svs.)		1,575	662,351
Paychex, Inc. (IT Svs.)		4,800	148,752
SAIC, Inc. (IT Svs.)	(a)	4,100	54,120
Teradata Corp. (IT Svs.)	(a)	2,500	170,375
Total System Services, Inc. (IT Svs.)		2,377	54,837
Visa, Inc. (IT Svs.)		7,300	861,400
Western Union Co. / The (IT Svs.)		9,147	160,987
Xerox Corp. (Office Electronics)		19,702	159,192
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	8,700	69,774
Altera Corp. (Semiconductors & Equip.)		4,800	191,136
Analog Devices, Inc. (Semiconductors & Equip.)		4,400	177,760
Applied Materials, Inc. (Semiconductors & Equip.)		19,100	237,604
Broadcom Corp. Class A (Semiconductors & Equip.)	(a)	7,250	284,925
First Solar, Inc. (Semiconductors & Equip.)	(a)	850	21,292
Intel Corp. (Semiconductors & Equip.)		73,800	2,074,518
KLA-Tencor Corp. (Semiconductors & Equip.)		2,500	136,050
Linear Technology Corp. (Semiconductors & Equip.)		3,400	114,580
LSI Corp. (Semiconductors & Equip.)	(a)	8,400	72,912
Microchip Technology, Inc. (Semiconductors & Equip.)		2,800	104,160
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	14,600	118,260
Novellus Systems, Inc. (Semiconductors & Equip.)	(a)	1,000	49,910
NVIDIA Corp. (Semiconductors & Equip.)	(a)	9,000	138,510
Teradyne, Inc. (Semiconductors & Equip.)	(a)	2,800	47,292
Texas Instruments, Inc. (Semiconductors & Equip.)		16,900	568,009
Xilinx, Inc. (Semiconductors & Equip.)		3,900	142,077
Adobe Systems, Inc. (Software)	(a)	7,300	250,463
Autodesk, Inc. (Software)	(a)	3,300	139,656
BMC Software, Inc. (Software)	(a)	2,400	96,384
CA, Inc. (Software)		5,400	148,824
Citrix Systems, Inc. (Software)	(a)	2,700	213,057
Electronic Arts, Inc. (Software)	(a)	4,900	80,752
Intuit, Inc. (Software)		4,400	264,572
Microsoft Corp. (Software)		110,300	3,557,175
Oracle Corp. (Software)		57,900	1,688,364
Red Hat, Inc. (Software)	(a)	2,900	173,681
Salesforce.com, Inc. (Software)	(a)	2,000	309,020
Symantec Corp. (Software)	(a)	10,794	201,848
			38,623,009
MATERIALS - 3.3%
Air Products & Chemicals, Inc. (Chemicals)		3,100	284,580
Airgas, Inc. (Chemicals)		1,000	88,970
CF Industries Holdings, Inc. (Chemicals)		950	173,517
Dow Chemical Co. / The (Chemicals)		17,500	606,200
Eastman Chemical Co. (Chemicals)		2,000	103,380
Ecolab, Inc. (Chemicals)		4,300	265,396
E.I. du Pont de Nemours & Co. (Chemicals)		13,800	730,020
FMC Corp. (Chemicals)		1,000	105,860
International Flavors & Fragrances, Inc. (Chemicals)		1,200	70,320
Monsanto Co. (Chemicals)		7,886	628,987
Mosaic Co. / The (Chemicals)		4,400	243,276

PPG Industries, Inc. (Chemicals)		2,200	210,760
Praxair, Inc. (Chemicals)		4,400	504,416
Sherwin-Williams Co. / The (Chemicals)		1,300	141,271
Sigma-Aldrich Corp. (Chemicals)		1,800	131,508
Vulcan Materials Co. (Construction Materials)		1,900	81,187
Ball Corp. (Containers & Packaging)		2,300	98,624
Bemis Co., Inc. (Containers & Packaging)		1,500	48,435
Owens-Illinois, Inc. (Containers & Packaging)	(a)	2,400	56,016
Sealed Air Corp. (Containers & Packaging)		2,800	54,068
Alcoa, Inc. (Metals & Mining)		15,700	157,314
Allegheny Technologies, Inc. (Metals & Mining)		1,600	65,872
Cliffs Natural Resources, Inc. (Metals & Mining)		2,100	145,446
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		13,952	530,734
Newmont Mining Corp. (Metals & Mining)		7,300	374,271
Nucor Corp. (Metals & Mining)		4,700	201,865
Titanium Metals Corp. (Metals & Mining)		1,200	16,272
United States Steel Corp. (Metals & Mining)		2,100	61,677
International Paper Co. (Paper & Forest Products)		6,500	228,150
MeadWestvaco Corp. (Paper & Forest Products)		2,500	78,975
			6,487,367
TELECOMMUNICATION SERVICES - 2.7%
AT&T, Inc. (Diversified Telecom. Svs.)		87,578	2,735,061
CenturyLink, Inc. (Diversified Telecom. Svs.)		9,172	354,498
Frontier Communications Corp. (Diversified Telecom. Svs.)		14,741	61,470
Verizon Communications, Inc. (Diversified Telecom. Svs.)		41,900	1,601,837
Windstream Corp. (Diversified Telecom. Svs.)		8,696	101,830
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	3,700	197,358
MetroPCS Communications, Inc. (Wireless Telecom. Svs.)	(a)	4,300	38,786
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(a)	44,232	126,061
			5,216,901
UTILITIES - 3.2%
American Electric Power Co., Inc. (Electric Utilities)		7,100	273,918
Duke Energy Corp. (Electric Utilities)		19,736	414,653
Edison International (Electric Utilities)		4,800	204,048
Entergy Corp. (Electric Utilities)		2,600	174,720
Exelon Corp. (Electric Utilities)		12,590	493,654
FirstEnergy Corp. (Electric Utilities)		6,134	279,649
NextEra Energy, Inc. (Electric Utilities)		6,100	372,588
Northeast Utilities (Electric Utilities)		2,600	96,512
Pepco Holdings, Inc. (Electric Utilities)		3,400	64,226
Pinnacle West Capital Corp. (Electric Utilities)		1,600	76,640
PPL Corp. (Electric Utilities)		8,600	243,036
Progress Energy, Inc. (Electric Utilities)		4,400	233,684
Southern Co. / The (Electric Utilities)		12,800	575,104
AGL Resources, Inc. (Gas Utilities)		1,686	66,125
ONEOK, Inc. (Gas Utilities)		1,500	122,490
AES Corp. / The (Ind. Power Prod. & Energy Traders)	(a)	9,500	124,165
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)	(a)	3,400	53,278
Ameren Corp. (Multi-Utilities)		3,600	117,288
CenterPoint Energy, Inc. (Multi-Utilities)		6,300	124,236
CMS Energy Corp. (Multi-Utilities)		3,800	83,600
Consolidated Edison, Inc. (Multi-Utilities)		4,300	251,206
Dominion Resources, Inc. (Multi-Utilities)		8,400	430,164
DTE Energy Co. (Multi-Utilities)		2,500	137,575
Integrys Energy Group, Inc. (Multi-Utilities)		1,112	58,925
NiSource, Inc. (Multi-Utilities)		4,200	102,270
PG&E Corp. (Multi-Utilities)		6,100	264,801
Public Service Enterprise Group, Inc. (Multi-Utilities)		7,500	229,575
SCANA Corp. (Multi-Utilities)		1,700	77,537
Sempra Energy (Multi-Utilities)		3,600	215,856
TECO Energy, Inc. (Multi-Utilities)		3,200	56,160
Wisconsin Energy Corp. (Multi-Utilities)		3,400	119,612
Xcel Energy, Inc. (Multi-Utilities)		7,200	190,584
			6,327,879
Total Common Stocks (Cost $143,358,120)			$188,016,563

Exchange Traded Funds - 3.5%		Shares	Value
SPDR S&P 500 ETF Trust		49,275	$6,933,978
Total Exchange Traded Funds (Cost $6,419,938)			$6,933,978

Commercial Paper - 0.3%		Face Amount	Amortized Cost
HSBC Finance Corp. 0.030%, 04/02/2012		$573,000	$573,000
Total Commercial Paper (Cost $573,000)			$573,000

Total Investments - 99.8% (Cost $150,351,058)	(c)		$195,523,541
Other Assets in Excess of Liabilities - 0.2%			346,025
Net Assets - 100.0%			$195,869,566

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 98.3%		Shares	Value
CONSUMER DISCRETIONARY - 1.6%
McDonald's Corp. (Hotels, Restaurants & Leisure)		7,025	$689,152
CONSUMER STAPLES - 28.3%
Coca-Cola Co. / The (Beverages)		4,115	304,551
PepsiCo, Inc. (Beverages)		13,100	869,185
General Mills, Inc. (Food Products)		15,800	623,310
H.J. Heinz Co. (Food Products)		19,175	1,026,821
Kellogg Co. (Food Products)		19,700	1,056,511
Unilever PLC (Food Products)	(a)	28,060	925,761
Kimberly-Clark Corp. (Household Products)		20,875	1,542,454
Procter & Gamble Co. / The (Household Products)		11,360	763,506
Altria Group, Inc. (Tobacco)		59,800	1,846,026
Lorillard, Inc. (Tobacco)		3,750	485,550
Philip Morris International, Inc. (Tobacco)		17,235	1,527,193
Reynolds American, Inc. (Tobacco)		31,020	1,285,469
			12,256,337
ENERGY - 11.3%
Chevron Corp. (Oil, Gas & Consumable Fuels)		4,350	466,494
ConocoPhillips (Oil, Gas & Consumable Fuels)		16,505	1,254,545
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	45,020	1,585,475
Total S.A. (Oil, Gas & Consumable Fuels)	(a)	31,020	1,584,497
			4,891,011
HEALTH CARE - 23.4%
Abbott Laboratories (Pharmaceuticals)		22,350	1,369,831
AstraZeneca PLC (Pharmaceuticals)	(a)	39,800	1,769,026
Bristol-Myers Squibb Co. (Pharmaceuticals)		40,975	1,382,906
Eli Lilly & Co. (Pharmaceuticals)		44,000	1,771,880
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	68,316	1,527,249
Johnson & Johnson (Pharmaceuticals)		22,960	1,514,442
Merck & Co., Inc. (Pharmaceuticals)		20,800	798,720
			10,134,054
TELECOMMUNICATION SERVICES - 20.7%
AT&T, Inc. (Diversified Telecom. Svs.)		56,600	1,767,618
BCE, Inc. (Diversified Telecom. Svs.)		21,280	852,096
CenturyLink, Inc. (Diversified Telecom. Svs.)		40,325	1,558,561
Telefonica SA (Diversified Telecom. Svs.)	(a)	43,464	713,096
Verizon Communications, Inc. (Diversified Telecom. Svs.)		45,520	1,740,230
Windstream Corp. (Diversified Telecom. Svs.)		43,105	504,760
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		65,270	1,806,021
			8,942,382
UTILITIES - 13.0%
Duke Energy Corp. (Electric Utilities)		71,420	1,500,534
PPL Corp. (Electric Utilities)		29,700	839,322
Southern Co. / The (Electric Utilities)		28,260	1,269,722
Dominion Resources, Inc. (Multi-Utilities)		5,025	257,330
National Grid PLC (Multi-Utilities)	(a)	173,400	1,747,661
			5,614,569
Total Common Stocks (Cost $38,177,207)			$42,527,505

Money Market Funds - 1.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		582,000	$582,000
Total Money Market Funds (Cost $582,000)			$582,000

Total Investments - 99.7% (Cost $38,759,207)	(b)		$43,109,505
Other Assets in Excess of Liabilities - 0.3%			140,266
Net Assets - 100.0%			$43,249,771

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $9,852,765, or 22.8% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Corporate Bonds - 96.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 29.2%
Allison Transmission, Inc. (Auto Components)	(b)	7.125%	05/15/2019	$600,000	$624,000
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(b)	9.250%	01/15/2017	720,000	808,200
American Axle & Manufacturing, Inc. (Auto Components)		7.750%	11/15/2019	625,000	670,312
American Tire Distributors, Inc. (Auto Components)		9.750%	06/01/2017	400,000	433,000
Cooper-Standard Automotive, Inc. (Auto Components)		8.500%	05/01/2018	775,000	837,000
Exide Technologies (Auto Components)		8.625%	02/01/2018	1,400,000	1,179,500
IDQ Holdings, Inc. (Auto Components)	(b)	11.500%	04/01/2017	475,000	489,250
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	1,200,000	1,050,000
Pittsburgh Glass Works LLC (Auto Components)	(b)	8.500%	04/15/2016	1,100,000	1,100,000
Stoneridge, Inc. (Auto Components)	(b)	9.500%	10/15/2017	725,000	773,031
Tenneco, Inc. (Auto Components)		7.750%	08/15/2018	325,000	352,625
Tenneco, Inc. (Auto Components)		6.875%	12/15/2020	450,000	486,000
Tomkins LLC (Auto Components)		9.000%	10/01/2018	725,000	806,562
Tower Automotive Holdings U.S.A. LLC / T.A. Holdings Finance, Inc. (Auto Components)	(b)	10.625%	09/01/2017	450,000	490,500
UCI International, Inc. (Auto Components)		8.625%	02/15/2019	1,400,000	1,445,500
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)		8.000%	06/15/2019	525,000	530,250
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)		8.250%	06/15/2021	1,050,000	1,065,750
Jaguar Land Rover PLC (Automobiles)	(b)	8.125%	05/15/2021	1,025,000	1,055,750
J.B. Poindexter & Co., Inc. (Automobiles)	(b)	9.000%	04/01/2022	825,000	852,844
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. (Automobiles)	(b)	9.500%	12/01/2019	1,050,000	1,144,500
Affinia Group, Inc. (Distributors)	(b)	10.750%	08/15/2016	475,000	521,312
Affinia Group, Inc. (Distributors)		9.000%	11/30/2014	575,000	583,625
Knowledge Learning Corp. (Diversified Consumer Svs.)	(b)	7.750%	02/01/2015	1,150,000	960,250
Monitronics International, Inc. (Diversified Consumer Svs.)	(b)	9.125%	04/01/2020	575,000	585,062
ServiceMaster Co. (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	426,375
ServiceMaster Co. (Diversified Consumer Svs.)	(b)	8.000%	02/15/2020	675,000	722,250
ServiceMaster Co. (Diversified Consumer Svs.)		7.450%	08/15/2027	175,000	150,062
American Casino & Entertainment Properties LLC (Hotels, Restaurants & Leisure)		11.000%	06/15/2014	950,000	1,011,750
Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	550,000	579,562
Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure)		11.250%	06/01/2017	1,575,000	1,724,625
Caesars Operating Escrow LLC / Caesars Escrow Corp. (Hotels, Restaurants & Leisure)	(b)	8.500%	02/15/2020	150,000	153,000
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		9.125%	08/01/2018	1,000,000	1,127,500
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	550,000	582,312
DineEquity, Inc. (Hotels, Restaurants & Leisure)		9.500%	10/30/2018	1,575,000	1,732,500
Great Canadian Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	02/15/2015	1,325,000	1,353,156
Jacobs Entertainment, Inc. (Hotels, Restaurants & Leisure)		9.750%	06/15/2014	1,150,000	1,132,750
MGM Resorts International (Hotels, Restaurants & Leisure)		7.500%	06/01/2016	1,600,000	1,656,000
MGM Resorts International (Hotels, Restaurants & Leisure)	(b)	8.625%	02/01/2019	600,000	646,500
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	525,000	535,500
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)	(b)	10.500%	01/15/2020	1,300,000	1,423,500
Peninsula Gaming LLC / Peninsula Gaming Corp. (Hotels, Restaurants & Leisure)		10.750%	08/15/2017	700,000	777,000
Peninsula Gaming LLC / Peninsula Gaming Corp. (Hotels, Restaurants & Leisure)		8.375%	08/15/2015	150,000	159,000
Seminole Hard Rock Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)(d)	2.974%	03/15/2014	1,075,000	1,064,250
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	1,045,000	1,028,332
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.750%	10/01/2017	150,000	163,312
Sugarhouse HSP Gaming Prop. Mezz. LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	8.625%	04/15/2016	925,000	985,125
Hillman Group, Inc. (Household Durables)		10.875%	06/01/2018	975,000	1,026,187
Jarden Corp. (Household Durables)		7.500%	05/01/2017	750,000	828,750
Jarden Corp. (Household Durables)		8.000%	05/01/2016	225,000	244,406
Libbey Glass, Inc. (Household Durables)		10.000%	02/15/2015	719,000	772,026
Norcraft Cos. LP / Norcraft Finance Corp. (Household Durables)		10.500%	12/15/2015	1,275,000	1,125,187
Sealy Mattress Co. (Household Durables)		8.250%	06/15/2014	1,700,000	1,674,500
Sealy Mattress Co. (Household Durables)	(b)	10.875%	04/15/2016	303,000	329,516
Simmons Bedding Co. (Household Durables)	(b)	11.250%	07/15/2015	1,200,000	1,243,512
Yankee Candle Co., Inc. (Household Durables)		9.750%	02/15/2017	1,725,000	1,798,312
YCC Holdings LLC / Yankee Finance, Inc. (Household Durables)	(c)	10.250%	02/15/2016	700,000	716,625
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		12.535%	10/12/2017	400,000	436,500
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		8.500%	04/01/2019	1,850,000	1,974,875
Easton-Bell Sports, Inc. (Leisure Equip. & Products)		9.750%	12/01/2016	250,000	277,812
AMC Networks, Inc. (Media)	(b)	7.750%	07/15/2021	575,000	644,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		8.125%	04/30/2020	75,000	83,625
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.875%	04/30/2018	1,025,000	1,112,125
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.000%	01/15/2019	425,000	452,625
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	500,000	521,250
Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media)	(b)	8.625%	11/15/2017	175,000	188,781
Cinemark U.S.A., Inc. (Media)		8.625%	06/15/2019	950,000	1,059,250
Cinemark U.S.A., Inc. (Media)		7.375%	06/15/2021	500,000	538,750
Clear Channel Communications, Inc. (Media)		9.000%	03/01/2021	1,450,000	1,312,250
Clear Channel Worldwide Holdings, Inc. (Media)		9.250%	12/15/2017	925,000	1,018,656
Clear Channel Worldwide Holdings, Inc. (Media)	(b)	7.625%	03/15/2020	175,000	169,750
Clear Channel Worldwide Holdings, Inc. (Media)	(b)	7.625%	03/15/2020	1,175,000	1,157,375
Crown Media Holdings, Inc. (Media)		10.500%	07/15/2019	1,200,000	1,317,000
Cumulus Media, Inc. (Media)	(b)	7.750%	05/01/2019	1,025,000	973,750
Entercom Radio LLC (Media)		10.500%	12/01/2019	925,000	1,001,312
Entravision Communications Corp. (Media)		8.750%	08/01/2017	850,000	904,187

Fox Acquisition Sub LLC (Media)	(b)	13.375%	07/15/2016	875,000	953,750
Intelsat Jackson Holdings, S.A. (Media)		11.250%	06/15/2016	1,825,000	1,925,375
Intelsat Jackson Holdings, S.A. (Media)		8.500%	11/01/2019	675,000	742,500
Intelsat Jackson Holdings, S.A. (Media)		7.500%	04/01/2021	450,000	475,312
Intelsat Jackson Holdings, S.A. (Media)		7.250%	04/01/2019	550,000	580,937
Intelsat Luxembourg, S.A. (Media)	(c)	11.500%	02/04/2017	400,000	417,000
Lamar Media Corp. (Media)	(b)	5.875%	02/01/2022	250,000	255,625
MDC Partners, Inc. (Media)		11.000%	11/01/2016	425,000	465,375
MDC Partners, Inc. (Media)	(b)	11.000%	11/01/2016	250,000	271,250
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc. (Media)		8.875%	04/15/2017	550,000	592,625
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	225,000	224,156
Nexstar Broadcasting, Inc. (Media)		7.000%	01/15/2014	433,346	431,721
Nielsen Finance LLC / Nielsen Finance Co. (Media)		7.750%	10/15/2018	400,000	443,000
ProQuest LLC / ProQuest Notes Co. (Media)	(b)	9.000%	10/15/2018	625,000	543,750
Regal Cinemas Corp. (Media)		8.625%	07/15/2019	1,050,000	1,152,375
Sitel LLC / Sitel Finance Corp. (Media)		11.500%	04/01/2018	1,075,000	779,375
Townsquare Radio LLC / Townsquare Radio, Inc. (Media)	(b)	9.000%	04/01/2019	575,000	569,250
Virgin Media Finance PLC (Media)		9.500%	08/15/2016	259,000	293,317
Visant Corp. (Media)		10.000%	10/01/2017	1,775,000	1,666,281
XM Satellite Radio, Inc. (Media)	(b)	7.625%	11/01/2018	475,000	515,375
Academy Ltd. / Academy Finance Corp. (Specialty Retail)	(b)	9.250%	08/01/2019	1,025,000	1,057,031
Gymboree Corp. (Specialty Retail)		9.125%	12/01/2018	1,325,000	1,228,937
Needle Merger Sub Corp. (Specialty Retail)	(b)	8.125%	03/15/2019	1,700,000	1,717,000
Michaels Stores, Inc. (Specialty Retail)		7.750%	11/01/2018	850,000	909,500
Penske Automotive Group, Inc. (Specialty Retail)		7.750%	12/15/2016	1,275,000	1,330,794
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	1,350,000	1,488,375
Sally Holdings LLC , Inc. (Specialty Retail)	(b)	6.875%	11/15/2019	550,000	588,500
					84,500,564
CONSUMER STAPLES - 4.3%
U.S. Foodservice (Food & Staples Retailing)	(b)	8.500%	06/30/2019	1,500,000	1,526,250
B&G Foods, Inc. (Food Products)		7.625%	01/15/2018	525,000	566,344
Darling International, Inc. (Food Products)		8.500%	12/15/2018	125,000	140,000
Dean Foods Co. (Food Products)		7.000%	06/01/2016	1,200,000	1,239,000
Dean Foods Co. (Food Products)		9.750%	12/15/2018	975,000	1,083,469
Del Monte Corp. (Food Products)		7.625%	02/15/2019	1,450,000	1,450,000
Michael Foods, Inc. (Food Products)		9.750%	07/15/2018	1,975,000	2,179,906
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		9.250%	04/01/2015	875,000	903,437
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		10.625%	04/01/2017	425,000	450,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		8.250%	09/01/2017	500,000	545,000
Spectrum Brands, Inc. (Household Products)		9.500%	06/15/2018	150,000	169,875
Spectrum Brands, Inc. (Household Products)	(b)	6.750%	03/15/2020	850,000	861,687
Spectrum Brands Holdings, Inc. (Household Products)	(b)	9.500%	06/15/2018	150,000	169,875
Prestige Brands, Inc. (Personal Products)		8.250%	04/01/2018	825,000	905,437
Prestige Brands, Inc. (Personal Products)	(b)	8.125%	02/01/2020	175,000	190,531
					12,381,311
ENERGY - 8.8%
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.125%	04/15/2016	850,000	867,000
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.750%	02/15/2019	425,000	437,750
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		7.750%	05/15/2017	1,100,000	1,149,500
Cie Generale de Geophysique - Veritas (Energy Equip. & Svs.)		9.500%	05/15/2016	400,000	442,000
Crosstex Energy LP / Crosstex Energy Finance Corp. (Energy Equip. & Svs.)		8.875%	02/15/2018	1,275,000	1,361,062
Forbes Energy Services Ltd. (Energy Equip. & Svs.)		9.000%	06/15/2019	900,000	882,000
PHI, Inc. (Energy Equip. & Svs.)		8.625%	10/15/2018	775,000	798,250
SESI LLC (Energy Equip. & Svs.)	(b)	7.125%	12/15/2021	250,000	271,250
SESI LLC (Energy Equip. & Svs.)		6.375%	05/01/2019	275,000	292,875
ATP Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		11.875%	05/01/2015	825,000	606,375
Berry Petroleum Co. (Oil, Gas & Consumable Fuels)		6.750%	11/01/2020	150,000	159,375
Berry Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	09/15/2022	275,000	283,250
Chaparral Energy, Inc. (Oil, Gas & Consumable Fuels)		9.875%	10/01/2020	1,075,000	1,204,000
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	425,000	440,937
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	08/15/2018	325,000	336,375
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.775%	03/15/2019	1,100,000	1,093,125
Chesapeake Midstream Partners LP / CHKM Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.125%	07/15/2022	350,000	354,375
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5.875%	05/01/2022	300,000	306,750
Coffeyville Resources LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	10.875%	04/01/2017	875,000	988,750
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		7.750%	04/01/2019	550,000	514,250
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	01/15/2021	525,000	565,687
Copano Energy LLC / Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.125%	04/01/2021	400,000	423,000
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		8.250%	02/15/2020	273,000	306,443
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		6.375%	08/15/2021	275,000	292,187
El Paso Corp. (Oil, Gas & Consumable Fuels)		7.250%	06/01/2018	225,000	253,008
El Paso Corp. (Oil, Gas & Consumable Fuels)		6.500%	09/15/2020	300,000	331,796
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		7.500%	10/15/2020	1,625,000	1,811,875
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		9.250%	12/15/2017	725,000	788,437
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		7.750%	06/15/2019	200,000	207,000
EXCO Resources, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2018	575,000	514,625
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.500%	03/01/2020	475,000	483,312
Inergy LP / Inergy Finance Corp. (Oil, Gas & Consumable Fuels)		7.000%	10/01/2018	250,000	245,000
Inergy LP / Inergy Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	08/01/2021	600,000	580,500
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	675,000	730,687
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.500%	05/15/2019	50,000	49,250
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	500,000	521,250

Lone Pine Resources Canada Ltd. (Oil, Gas & Consumable Fuels)	(b)	10.375%	02/15/2017	250,000	262,812
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2021	675,000	681,750
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		6.750%	02/01/2022	625,000	656,250
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	12/01/2018	275,000	292,187
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		9.375%	06/01/2016	600,000	662,250
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	11/15/2021	275,000	294,250
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)		6.750%	03/01/2016	225,000	229,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.375%	08/01/2022	250,000	255,000
Vanguard Natural Resources LLC / VNR Finance Corp. (Oil, Gas & Consumable Fuels)		7.875%	04/01/2020	475,000	471,552
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	06/15/2019	775,000	823,437
					25,522,294
FINANCIALS - 8.1%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	325,000	329,875
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.625%	03/15/2020	250,000	253,125
Nuveen Investments, Inc. (Capital Markets)		10.500%	11/15/2015	1,975,000	2,056,469
CIT Group, Inc. (Commercial Banks)	(b)	6.625%	04/01/2018	275,000	300,094
CIT Group, Inc. (Commercial Banks)	(b)	7.000%	05/02/2017	5,500,000	5,520,625
CIT Group, Inc. (Commercial Banks)		5.250%	03/15/2018	675,000	689,344
Ally Financial, Inc. (Consumer Finance)		8.000%	11/01/2031	225,000	249,187
Ally Financial, Inc. (Consumer Finance)		8.300%	02/12/2015	2,425,000	2,646,281
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	375,000	418,125
Ally Financial, Inc. (Consumer Finance)		7.500%	09/15/2020	775,000	839,906
Ally Financial, Inc. (Consumer Finance)		6.250%	12/01/2017	300,000	310,046
Ally Financial, Inc. (Consumer Finance)		5.500%	02/15/2017	250,000	250,561
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	12/15/2016	2,825,000	3,282,379
Ford Motor Credit Co. LLC (Consumer Finance)		8.125%	01/15/2020	150,000	181,874
Ford Motor Credit Co. LLC (Consumer Finance)		3.875%	01/15/2015	1,000,000	1,010,423
Ford Motor Credit Co. LLC (Consumer Finance)		5.000%	05/15/2018	325,000	337,466
Ford Motor Credit Co. LLC (Consumer Finance)		4.250%	02/03/2017	550,000	556,514
Express LLC / Express Finance Corp. (Diversified Financial Svs.)		8.750%	03/01/2018	250,000	278,125
Interactive Data Corp. (Diversified Financial Svs.)		10.250%	08/01/2018	1,150,000	1,305,250
TransUnion Holding Co., Inc. (Diversified Financial Svs.)	(b)(c)	9.625%	06/15/2018	975,000	1,031,062
TransUnion LLC / TransUnion Financing Corp. (Diversified Financial Svs.)		11.375%	06/15/2018	625,000	735,937
Reliance Intermediate Holdings LP (Insurance)	(b)	9.500%	12/15/2019	550,000	610,500
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.750%	06/01/2016	100,000	103,500
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.875%	11/01/2014	250,000	256,250
					23,552,918
HEALTH CARE - 8.9%
Grifols, Inc. (Biotechnology)		8.250%	02/01/2018	675,000	734,062
Alere, Inc. (Health Care Equip. & Supplies)		7.875%	02/01/2016	525,000	549,937
Alere, Inc. (Health Care Equip. & Supplies)		9.000%	05/15/2016	600,000	628,500
Bausch & Lomb, Inc. (Health Care Equip. & Supplies)		9.875%	11/01/2015	950,000	1,004,625
Biomet, Inc. (Health Care Equip. & Supplies)		11.625%	10/15/2017	2,425,000	2,634,156
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		9.750%	10/15/2017	250,000	187,500
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		7.750%	04/15/2018	1,000,000	825,000
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)	(b)	8.750%	03/15/2018	75,000	76,125
Kinetic Concepts, Inc. (Health Care Equip. & Supplies)	(b)	10.500%	11/01/2018	475,000	498,156
VWR Funding, Inc. (Health Care Equip. & Supplies)		10.250%	07/15/2015	2,054,843	2,137,037
CRC Health Corp. (Acquired 01/25/2006 through 08/21/2009, Cost $494,572)(Health Care Providers & Svs.)	(g)	10.750%	02/01/2016	550,000	510,125
Emergency Medical Services Corp. (Health Care Providers & Svs.)		8.125%	06/01/2019	1,600,000	1,652,000
HCA Holdings, Inc. (Health Care Providers & Svs.)		7.750%	05/15/2021	1,450,000	1,506,187
HCA, Inc. (Health Care Providers & Svs.)		7.500%	11/06/2033	225,000	212,063
HCA, Inc. (Health Care Providers & Svs.)		7.875%	02/15/2020	275,000	303,531
HCA, Inc. (Health Care Providers & Svs.)		9.875%	02/15/2017	145,000	158,775
HCA, Inc. (Health Care Providers & Svs.)		7.500%	02/15/2022	2,725,000	2,908,938
HCA, Inc. (Health Care Providers & Svs.)		6.500%	02/15/2020	275,000	289,438
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	05/15/2019	1,075,000	1,050,813
inVentiv Health, Inc. (Health Care Providers & Svs.)	(b)	10.000%	08/15/2018	825,000	750,750
Multiplan, Inc. (Health Care Providers & Svs.)	(b)	9.875%	09/01/2018	1,575,000	1,708,875
Omnicare, Inc. (Health Care Providers & Svs.)		7.750%	06/01/2020	625,000	696,875
PSS World Medical, Inc. (Health Care Providers & Svs.)	(b)	6.375%	03/01/2022	150,000	154,875
USPI Finance Corp. (Health Care Providers & Svs.)	(b)	9.000%	04/01/2020	475,000	491,625
Universal Hospital Services, Inc. (Health Care Providers & Svs.)		8.500%	06/01/2015	1,475,000	1,517,406
Universal Hospital Services, Inc. (Health Care Providers & Svs.)	(d)	4.121%	06/01/2015	150,000	142,500
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. (Health Care Providers & Svs.)		8.000%	02/01/2018	1,625,000	1,665,625
Emdeon, Inc. (Health Care Technology)	(b)	11.000%	12/31/2019	700,000	794,500
					25,789,999
INDUSTRIALS - 11.9%
Sequa Corp. (Aerospace & Defense)	(b)	11.750%	12/01/2015	575,000	613,813
Sequa Corp. (Aerospace & Defense)	(b)	13.500%	12/01/2015	183,054	195,181
TransDigm, Inc. (Aerospace & Defense)		7.750%	12/15/2018	1,200,000	1,305,000
Associated Materials LLC (Building Products)		9.125%	11/01/2017	525,000	513,188
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	239,625
Building Materials Corp. of America (Building Products)	(b)	6.750%	05/01/2021	375,000	398,906
Masonite International Corp. (Building Products)	(b)	8.250%	04/15/2021	1,000,000	1,045,000
Nortek, Inc. (Building Products)		10.000%	12/01/2018	600,000	639,000
Nortek, Inc. (Building Products)		8.500%	04/15/2021	875,000	870,625
Ply Gem Industries, Inc. (Building Products)		8.250%	02/15/2018	1,075,000	1,087,094
RBS Global, Inc. (Building Products)		8.500%	05/01/2018	1,250,000	1,346,875
Thermon Industries, Inc. (Building Products)		9.500%	05/01/2017	393,000	434,265
Altegrity, Inc. (Acquired 06/10/2009 through 02/08/2011, Cost $435,637)(Commercial Svs. & Supplies)	(b)(e)(g)	11.750%	05/01/2016	450,000	428,625

ARAMARK Corp. (Commercial Svs. & Supplies)		8.500%	02/01/2015	950,000	974,947
ARAMARK Corp. (Commercial Svs. & Supplies)	(d)	4.047%	02/01/2015	150,000	149,625
ARAMARK Holdings Corp. (Commercial Svs. & Supplies)	(b)(c)	8.625%	05/01/2016	1,125,000	1,155,938
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	9.750%	03/15/2017	1,200,000	1,290,000
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.250%	12/15/2020	275,000	303,245
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.625%	09/15/2015	450,000	496,688
International Lease Finance Corp. (Commercial Svs. & Supplies)		8.750%	03/15/2017	2,425,000	2,703,875
International Lease Finance Corp. (Commercial Svs. & Supplies)		5.750%	05/15/2016	250,000	249,946
Iron Mountain, Inc. (Commercial Svs. & Supplies)		7.750%	10/01/2019	525,000	576,188
Maxim Crane Works LP (Commercial Svs. & Supplies)	(b)	12.250%	04/15/2015	625,000	596,875
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)		9.500%	12/01/2014	304,000	313,880
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)	(b)	10.000%	07/15/2017	175,000	203,000
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)		10.250%	11/15/2019	625,000	703,125
RSC Equipment Rental, Inc. / RSC Holdings III LLC (Commercial Svs. & Supplies)		8.250%	02/01/2021	200,000	214,000
SGS International, Inc. (Commercial Svs. & Supplies)		12.000%	12/15/2013	823,000	829,173
U.R. Financing Escrow Corp. (Commercial Svs. & Supplies)	(b)	7.375%	05/15/2020	100,000	102,500
United Rentals North America, Inc. (Commercial Svs. & Supplies)		8.375%	09/15/2020	1,325,000	1,378,000
West Corp. (Commercial Svs. & Supplies)		11.000%	10/15/2016	850,000	907,375
West Corp. (Commercial Svs. & Supplies)		8.625%	10/01/2018	175,000	192,938
West Corp. (Commercial Svs. & Supplies)		7.875%	01/15/2019	400,000	428,000
Atkore International, Inc. (Electrical Equip.)		9.875%	01/01/2018	275,000	289,438
Belden, Inc. (Electrical Equip.)		7.000%	03/15/2017	450,000	466,313
Belden, Inc. (Electrical Equip.)		9.250%	06/15/2019	200,000	221,000
CommScope, Inc. (Electrical Equip.)	(b)	8.250%	01/15/2019	1,375,000	1,471,250
General Cable Corp. (Electrical Equip.)		7.125%	04/01/2017	600,000	621,000
International Wire Group Holdings, Inc. (Electrical Equip.)	(b)	9.750%	04/15/2015	625,000	662,500
Viasystems, Inc. (Electrical Equip.)	(b)	12.000%	01/15/2015	125,000	135,000
Amsted Industries, Inc. (Machinery)	(b)	8.125%	03/15/2018	200,000	215,000
Dynacast International LLC / Dynacast Finance, Inc. (Machinery)	(b)	9.250%	07/15/2019	825,000	866,250
Meritor, Inc. (Machinery)		10.625%	03/15/2018	775,000	837,000
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	675,000	668,250
Mueller Water Products, Inc. (Machinery)		8.750%	09/01/2020	600,000	675,000
Navistar International Corp. (Machinery)		8.250%	11/01/2021	300,000	328,500
Schaeffler Finance BV (Machinery)	(b)	8.500%	02/15/2019	600,000	643,500
Schaeffler Finance BV (Machinery)	(b)	7.750%	02/15/2017	475,000	504,688
Stena AB (Marine)		7.000%	12/01/2016	175,000	166,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)		9.625%	03/15/2018	350,000	381,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)		8.250%	01/15/2019	275,000	288,063
Hertz Corp. / The (Road & Rail)		7.500%	10/15/2018	100,000	106,625
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	1,025,000	1,066,000
Interline Brands, Inc. (Trading Companies & Distributors)		7.000%	11/15/2018	400,000	424,000
Rexel SA (Trading Companies & Distributors)	(b)	6.125%	12/15/2019	475,000	482,719
					34,406,361
INFORMATION TECHNOLOGY - 11.0%
MMI International Ltd. (Computers & Peripherals)	(b)	8.000%	03/01/2017	250,000	260,000
Seagate HDD Cayman (Computers & Peripherals)	(b)	7.000%	11/01/2021	300,000	324,000
Seagate HDD Cayman (Computers & Peripherals)		6.875%	05/01/2020	375,000	400,781
Seagate HDD Cayman (Computers & Peripherals)		7.750%	12/15/2018	400,000	440,000
Seagate Technology HDD Holdings (Computers & Peripherals)		6.800%	10/01/2016	575,000	636,813
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	12.250%	05/01/2016	925,000	971,250
Kemet Corp. (Electronic Equip., Instr. & Comp.)		10.500%	05/01/2018	900,000	976,500
Kemet Corp. (Electronic Equip., Instr. & Comp.)	(b)	10.500%	05/01/2018	150,000	162,000
Compucom Systems, Inc. (IT Svs.)	(b)	12.500%	10/01/2015	1,375,000	1,450,625
CoreLogic, Inc. (IT Svs.)	(b)	7.250%	06/01/2021	1,025,000	1,060,875
Fidelity National Information Services, Inc. (IT Svs.)		7.875%	07/15/2020	125,000	139,375
Fidelity National Information Services, Inc. (IT Svs.)		7.625%	07/15/2017	1,025,000	1,127,500
First Data Corp. (IT Svs.)	(b)(c)	8.750%	01/15/2022	1,575,000	1,527,750
First Data Corp. (IT Svs.)	(b)	8.250%	01/15/2021	475,000	466,688
iGate Corp. (IT Svs.)		9.000%	05/01/2016	1,050,000	1,145,813
Lender Processing Services, Inc. (IT Svs.)		8.125%	07/01/2016	1,400,000	1,470,000
Mantech International Corp. (IT Svs.)		7.250%	04/15/2018	200,000	214,000
Stream Global Services, Inc. (IT Svs.)		11.250%	10/01/2014	700,000	731,500
SunGard Data Systems, Inc. (IT Svs.)		10.250%	08/15/2015	900,000	939,375
SunGard Data Systems, Inc. (IT Svs.)		10.625%	05/15/2015	975,000	1,026,802
SunGard Data Systems, Inc. (IT Svs.)		7.375%	11/15/2018	175,000	186,813
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		8.125%	12/15/2017	725,000	801,125
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.750%	08/01/2020	675,000	745,875
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	9.250%	04/15/2018	725,000	797,500
Freescale Semiconductor, Inc. (Semiconductors & Equip.)		10.750%	08/01/2020	1,300,000	1,465,750
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co. (Semiconductors & Equip.)		10.500%	04/15/2018	925,000	1,036,000
Spansion LLC (Semiconductors & Equip.)		7.875%	11/15/2017	1,150,000	1,115,500
Allen Systems Group, Inc. (Software)	(b)	10.500%	11/15/2016	1,275,000	1,102,875
Aspect Software, Inc. (Software)		10.625%	05/15/2017	1,050,000	1,126,125
Audatex North America, Inc. (Software)	(b)	6.750%	06/15/2018	750,000	791,250
Epicor Software Corp. (Software)		8.625%	05/01/2019	1,300,000	1,335,750
Lawson Software, Inc. (Software)	(b)	11.500%	07/15/2018	1,575,000	1,748,250
Lawson Software, Inc. (Software)	(b)	9.375%	04/01/2019	350,000	363,125
Serena Software, Inc. (Software)		10.375%	03/15/2016	925,000	960,844
Sophia LP / Sophia Finance, Inc. (Software)	(b)	9.750%	01/15/2019	1,100,000	1,179,750
SSI Investments II Ltd. / SSI Co-Issuer LLC (Software)		11.125%	06/01/2018	1,400,000	1,561,000
					31,789,179

MATERIALS - 8.0%
Ferro Corp. (Chemicals)		7.875%	08/15/2018	1,100,000	1,127,500
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	900,000	936,000
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC (Chemicals)		9.000%	11/15/2020	650,000	607,750
Huntsman International LLC (Chemicals)		5.500%	06/30/2016	725,000	727,719
Huntsman International LLC (Chemicals)		8.625%	03/15/2020	425,000	477,063
Huntsman International LLC (Chemicals)		8.625%	03/15/2021	325,000	366,438
Koppers, Inc. (Chemicals)		7.875%	12/01/2019	575,000	616,688
Momentive Performance Materials, Inc. (Chemicals)		9.000%	01/15/2021	675,000	594,000
Omnova Solutions, Inc. (Chemicals)		7.875%	11/01/2018	975,000	938,438
OXEA Finance & Cy SCA (Chemicals)	(b)	9.500%	07/15/2017	834,000	896,550
Scotts Miracle-Gro Co. / The (Chemicals)		6.625%	12/15/2020	550,000	581,625
Solutia, Inc. (Chemicals)		8.750%	11/01/2017	1,025,000	1,167,219
Solutia, Inc. (Chemicals)		7.875%	03/15/2020	150,000	176,625
Union Carbide Corp. (Chemicals)		7.875%	04/01/2023	100,000	119,919
Ardagh Packaging Finance Plc (Containers & Packaging)	(b)	9.125%	10/15/2020	1,000,000	1,077,500
Ardagh Packaging Finance Plc / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	225,000	236,813
Berry Plastics Corp. (Containers & Packaging)		9.500%	05/15/2018	550,000	585,750
BWAY Holding Co. (Containers & Packaging)		10.000%	06/15/2018	900,000	992,250
BWAY Parent Co., Inc. (Containers & Packaging)	(c)	10.125%	11/01/2015	640,147	644,948
Crown Americas LLC / Crown Americas Capital Corp. II (Containers & Packaging)		7.625%	05/15/2017	75,000	81,094
Graphic Packaging International, Inc. (Containers & Packaging)		9.500%	06/15/2017	950,000	1,059,250
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	539,125
Packaging Dynamics Corp. (Containers & Packaging)	(b)	8.750%	02/01/2016	950,000	1,002,250
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	181,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	8.750%	10/15/2016	550,000	584,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	9.250%	05/15/2018	775,000	776,938
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	9.000%	04/15/2019	675,000	668,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	7.125%	04/15/2019	175,000	183,313
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	8.250%	02/15/2021	1,650,000	1,559,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	9.875%	08/15/2019	875,000	895,781
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(b)	9.875%	08/15/2019	225,000	230,344
Sealed Air Corp. (Containers & Packaging)	(b)	8.375%	09/15/2021	1,350,000	1,523,813
Compass Minerals International, Inc. (Metals & Mining)		8.000%	06/01/2019	275,000	299,750
Clearwater Paper Corp. (Paper & Forest Products)		10.625%	06/15/2016	125,000	140,625
Clearwater Paper Corp. (Paper & Forest Products)		7.125%	11/01/2018	125,000	133,125
Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products)	(b)	8.000%	06/01/2016	575,000	588,656
					23,317,859
TELECOMMUNICATION SERVICES - 4.9%
GXS Worldwide, Inc. (Diversified Telecom. Svs.)		9.750%	06/15/2015	1,275,000	1,246,313
Level 3 Escrow, Inc. (Diversified Telecom. Svs.)	(b)	8.125%	07/01/2019	925,000	957,375
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	8.625%	07/15/2020	275,000	289,438
tw telecom holdings, Inc. (Diversified Telecom. Svs.)		8.000%	03/01/2018	375,000	411,563
Windstream Corp. (Diversified Telecom. Svs.)		8.125%	09/01/2018	650,000	698,750
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.875%	01/15/2015	425,000	434,563
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	9.125%	01/15/2015	987,000	1,009,208
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	12.000%	04/01/2014	650,000	729,625
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/01/2017	425,000	453,688
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	925,000	978,188
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	871,719
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	800,000	616,000
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	2,500,000	2,175,000
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	11.500%	11/15/2021	275,000	296,313
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	9.000%	11/15/2018	1,025,000	1,127,500
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	356,125
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	01/15/2019	1,400,000	1,550,500
					14,201,868
UTILITIES - 1.6%
Edison Mission Energy (Electric Utilities)		7.000%	05/15/2017	600,000	381,000
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)		10.000%	12/01/2020	500,000	547,500
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)	(b)	11.750%	03/01/2022	325,000	333,938
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. (Electric Utilities)	(b)	11.500%	10/01/2020	125,000	82,188
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	7.500%	02/15/2021	925,000	992,063
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.375%	01/15/2017	200,000	208,500
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		8.250%	09/01/2020	750,000	742,500
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.875%	05/15/2021	475,000	458,375
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.625%	05/15/2019	700,000	679,000
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $141,225)(Multi-Utilities)	(b)(e)(g)	6.125%	03/25/2019	164,708	161,505
					4,586,569
Total Corporate Bonds (Cost $267,990,576)					$280,048,922

Common Stocks - 0.0%				Shares	Value
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (Automobiles)				4,443	$113,963
Total Common Stocks (Cost $415,829)					$113,963

Preferred Stocks - 0.1%				Shares	Value
FINANCIALS - 0.1%
Ally Financial, Inc. (Consumer Finance)	(b)			346	$288,272
Total Preferred Stocks (Cost $0)					$288,272

Warrants - 0.0%		Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (Automobiles) Expiration: 07/10/16, Exercise Price: $10.00	(a)	4,039	$67,169
General Motors Co. (Automobiles) Expiration: 07/10/19, Exercise Price: $18.33	(a)	4,039	45,237
Total Warrants (Cost $476,540)			$112,406

Other - 0.0%		Shares	Value
General Motors Corp. (Acquired 04/22/2011, Cost $0)	(a)(e)(f)(g)	1,100,000	$16,500
SuperMedia, Inc. Litigation Trust Interests (Acquired 01/04/2010, Cost $0)	(a)(g)	625,000	17,188
Total Other (Cost $0)			$33,688

Money Market Funds - 1.8%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,090,000	$5,090,000
Total Money Market Funds (Cost $5,090,000)			$5,090,000

Total Investments (Cost $273,972,945) - 98.6%	(h)		$285,687,251
Other Assets in Excess of Liabilities - 1.4%			4,136,589
Net Assets - 100.0%			$289,823,840

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2012, the value of these securities totaled $90,368,247, or 31.2% of the Portfolio's net assets. Unless also noted with (h), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Rate presented is the coupon rate for the cash option.

(d) Security is a variable rate instrument in which the coupon rate is adjusted quarterly, or semi-annually, in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2012.

(e) Denotes a restricted security that is subject to a contractual restriction on public sales. At March 31, 2012, the value of these securities totaled $606,630, or 0.2% of the Portfolio's net assets.

(f) Represents a security that is in default. Unless also noted by (h), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(g) Represents a security deemed to be illiquid. At March 31, 2012, the value of illiquid securities in the Portfolio totaled $1,133,943, or 0.4% of the Portfolio's net assets.

(h) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 99.6%		Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Sotheby's (Diversified Consumer Svs.)		10,945	$430,576
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	21,831	1,020,599
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	14,541	732,139
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	39,810	406,062
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	40,799	469,596
Shuffle Master, Inc. (Hotels, Restaurants & Leisure)	(a)	88,259	1,553,358
Universal Electronics, Inc. (Household Durables)	(a)	29,297	585,354
Chico's FAS, Inc. (Specialty Retail)		30,790	464,929
Francesca's Holdings Corp. (Specialty Retail)	(a)	12,885	407,295
Genesco, Inc. (Specialty Retail)	(a)	29,175	2,090,389
GNC Holdings, Inc. Class A (Specialty Retail)		29,079	1,014,566
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	14,340	355,632
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	26,246	1,160,336
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	16,271	695,585
			11,386,416
CONSUMER STAPLES - 1.2%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	14,469	693,789
ENERGY - 7.8%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	7,061	459,106
Lufkin Industries, Inc. (Energy Equip. & Svs.)		21,878	1,764,461
OYO Geospace Corp. (Energy Equip. & Svs.)	(a)	9,533	1,004,111
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	12,943	376,900
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	31,795	980,240
			4,584,818
FINANCIALS - 5.6%
Duff & Phelps Corp. Class A (Capital Markets)		22,433	348,609
UMB Financial Corp. (Commercial Banks)		7,075	316,500
Cash America International, Inc. (Consumer Finance)		18,709	896,722
EZCorp, Inc. Class A (Consumer Finance)	(a)	7,080	229,781
KKR Financial Holdings LLC (Diversified Financial Svs.)		30,255	278,649
Validus Holdings Ltd. (Insurance)		20,005	619,155
Redwood Trust, Inc. (Real Estate Investment Trusts)		26,846	300,675
Two Harbors Investment Corp. (Real Estate Investment Trusts)		30,795	312,261
			3,302,352
HEALTH CARE - 22.6%
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	7,410	253,793
Cepheid, Inc. (Biotechnology)	(a)	15,886	664,511
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	35,181	448,910
Onyx Pharmaceuticals, Inc. (Biotechnology)	(a)	14,628	551,183
Seattle Genetics, Inc. (Biotechnology)	(a)	12,815	261,170
Theravance, Inc. (Biotechnology)	(a)	15,153	295,484
United Therapeutics Corp. (Biotechnology)	(a)	13,025	613,868
Arthrocare Corp. (Health Care Equip. & Supplies)	(a)	25,330	680,111
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		7,720	630,801
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	16,515	851,183
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	14,423	486,199
Air Methods Corp. (Health Care Providers & Svs.)	(a)	5,890	513,903
AMERIGROUP Corp. (Health Care Providers & Svs.)	(a)	8,084	543,892
Catalyst Health Solutions, Inc. (Health Care Providers & Svs.)	(a)	12,234	779,673
Centene Corp. (Health Care Providers & Svs.)	(a)	19,346	947,374
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	28,664	475,822
MedAssets, Inc. (Health Care Technology)	(a)	24,646	324,341
Quality Systems, Inc. (Health Care Technology)		24,964	1,091,676
Vocera Communications, Inc. (Health Care Technology)	(a)	3,225	75,465
Bruker Corp. (Life Sciences Tools & Svs.)	(a)	34,319	525,424
ICON PLC - ADR (Life Sciences Tools & Svs.)	(a)	13,678	290,247
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	19,926	537,404
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	21,545	1,131,113
Vivus, Inc. (Pharmaceuticals)	(a)	17,722	396,264
			13,369,811
INDUSTRIALS - 14.2%
Hexcel Corp. (Aerospace & Defense)	(a)	16,542	397,173
Triumph Group, Inc. (Aerospace & Defense)		17,114	1,072,363

Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	9,251	455,242
JetBlue Airways Corp. (Airlines)	(a)	94,805	463,596
Geo Group, Inc. / The (Commercial Svs. & Supplies)	(a)	32,935	626,094
Waste Connections, Inc. (Commercial Svs. & Supplies)		23,387	760,779
Northwest Pipe Co. (Construction & Engineering)	(a)	16,838	357,639
Polypore International, Inc. (Electrical Equip.)	(a)	5,069	178,226
Regal-Beloit Corp. (Electrical Equip.)		8,748	573,431
Colfax Corp. (Machinery)	(a)	10,971	386,618
Meritor, Inc. (Machinery)	(a)	51,325	414,193
Terex Corp. (Machinery)	(a)	13,135	295,538
Twin Disc, Inc. (Machinery)		8,421	219,704
WABCO Holdings, Inc. (Machinery)	(a)	10,546	637,822
Acacia Research Corp. (Professional Svs.)	(a)	14,984	625,432
Landstar System, Inc. (Road & Rail)		11,395	657,719
Quality Distribution, Inc. (Road & Rail)	(a)	21,840	300,955
			8,422,524
INFORMATION TECHNOLOGY - 23.6%
Riverbed Technology, Inc. (Communications Equip.)	(a)	21,675	608,634
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	14,090	821,870
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	20,661	624,375
InvenSense, Inc. (Electronic Equip., Instr. & Comp.)	(a)	15,820	286,342
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	11,670	607,424
Universal Display Corp. (Electronic Equip., Instr. & Comp.)	(a)	14,012	511,858
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	75,875	739,781
Sapient Corp. (IT Svs.)		47,425	590,441
Cavium, Inc. (Semiconductors & Equip.)	(a)	14,625	452,498
Cymer, Inc. (Semiconductors & Equip.)	(a)	10,211	510,550
EZchip Semiconductor Ltd. (Semiconductors & Equip.)	(a)	13,468	583,568
Teradyne, Inc. (Semiconductors & Equip.)	(a)	48,080	812,071
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	15,240	435,864
ANSYS, Inc. (Software)	(a)	9,030	587,131
Compuware Corp. (Software)	(a)	76,043	698,835
Fortinet, Inc. (Software)	(a)	36,992	1,022,829
Informatica Corp. (Software)	(a)	11,045	584,281
NICE Systems Ltd. - ADR (Software)	(a)	23,876	938,327
Opnet Technologies, Inc. (Software)		18,869	547,201
Progress Software Corp. (Software)	(a)	21,627	510,830
Qlik Technologies, Inc. (Software)	(a)	24,825	794,400
TIBCO Software, Inc. (Software)	(a)	23,396	713,578
			13,982,688
MATERIALS - 5.3%
Huntsman Corp. (Chemicals)		54,676	766,011
Intrepid Potash, Inc. (Chemicals)	(a)	14,162	344,561
Quaker Chemical Corp. (Chemicals)		12,658	499,358
Texas Industries, Inc. (Construction Materials)		7,859	275,144
RTI International Metals, Inc. (Metals & Mining)	(a)	29,511	680,524
Titanium Metals Corp. (Metals & Mining)		43,556	590,619
			3,156,217
Total Common Stocks (Cost $46,351,672)			$58,898,615

Money Market Funds - 1.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		734,000	$734,000
Total Money Market Funds (Cost $734,000)			$734,000

Total Investments - 100.8% (Cost $47,085,672)	(b)		$59,632,615
Liabilities in Excess of Other Assets - (0.8)%			(504,718)
Net Assets - 100.0%			$59,127,897

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 95.5%		Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	2,850	$110,124
Ctrip.com International Ltd. - ADR (Hotels, Restaurants & Leisure)	(a)	3,325	71,953
Starbucks Corp. (Hotels, Restaurants & Leisure)		16,975	948,733
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,275	284,102
Garmin Ltd. (Household Durables)		4,375	205,406
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	10,250	2,075,728
Expedia, Inc. (Internet & Catalog Retail)		2,725	91,124
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	12,300	234,807
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,250	143,800
priceline.com, Inc. (Internet & Catalog Retail)	(a)	1,125	807,187
Mattel, Inc. (Leisure Equip. & Products)		7,650	257,499
Comcast Corp. Class A (Media)		47,222	1,417,132
DIRECTV Class A (Media)	(a)	15,250	752,435
News Corp. Class A (Media)		37,775	743,790
Sirius XM Radio, Inc. (Media)	(a)	84,625	195,484
Virgin Media, Inc. (Media)		6,300	157,374
Dollar Tree, Inc. (Multiline Retail)	(a)	2,675	252,761
Sears Holdings Corp. (Multiline Retail)	(a)	2,400	159,000
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	5,425	356,802
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,875	262,631
Ross Stores, Inc. (Specialty Retail)		5,150	299,215
Staples, Inc. (Specialty Retail)		15,650	253,217
Fossil, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,400	184,772
			10,265,076
CONSUMER STAPLES - 2.3%
Monster Beverage Corp. (Beverages)	(a)	3,925	243,703
Costco Wholesale Corp. (Food & Staples Retailing)		9,810	890,748
Whole Foods Market, Inc. (Food & Staples Retailing)		4,100	341,120
Green Mountain Coffee Roasters, Inc. (Food Products)	(a)	3,500	163,940
			1,639,511
HEALTH CARE - 10.1%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,200	390,012
Amgen, Inc. (Biotechnology)		17,847	1,213,418
Biogen Idec, Inc. (Biotechnology)	(a)	5,375	677,089
Celgene Corp. (Biotechnology)	(a)	9,900	767,448
Gilead Sciences, Inc. (Biotechnology)	(a)	17,075	834,114
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,750	194,797
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		3,200	128,416
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	875	474,031
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	10,925	591,916
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,025	153,252
Cerner Corp. (Health Care Technology)	(a)	3,825	291,312
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	4,025	196,501
Mylan, Inc. (Pharmaceuticals)	(a)	9,625	225,706
Perrigo Co. (Pharmaceuticals)		2,100	216,951
Teva Pharmaceutical Industries Ltd. - ADR (Pharmaceuticals)		15,760	710,146
Warner Chilcott PLC Class A (Pharmaceuticals)	(a)	5,625	94,556
			7,159,665
INDUSTRIALS - 1.9%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,675	240,676
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,775	222,085
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,900	158,916
PACCAR, Inc. (Machinery)		8,039	376,466
Fastenal Co. (Trading Companies & Distributors)		6,650	359,765
			1,357,908

INFORMATION TECHNOLOGY - 65.6%
Cisco Systems, Inc. (Communications Equip.)		121,400	2,567,610
F5 Networks, Inc. (Communications Equip.)	(a)	1,775	239,554
QUALCOMM, Inc. (Communications Equip.)		38,120	2,592,922
Research In Motion Ltd. (Communications Equip.)	(a)	11,725	172,475
Apple, Inc. (Computers & Peripherals)	(a)	21,020	12,600,859
Dell, Inc. (Computers & Peripherals)	(a)	40,500	672,300
NetApp, Inc. (Computers & Peripherals)	(a)	8,085	361,965
SanDisk Corp. (Computers & Peripherals)	(a)	5,475	271,505
Seagate Technology PLC (Computers & Peripherals)		10,125	272,869
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)	(a)	15,475	111,884
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,000	146,800
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	6,100	889,197
eBay, Inc. (Internet Software & Svs.)	(a)	29,010	1,070,179
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,825	3,735,223
VeriSign, Inc. (Internet Software & Svs.)		3,605	138,216
Yahoo!, Inc. (Internet Software & Svs.)	(a)	27,360	416,419
Automatic Data Processing, Inc. (IT Svs.)		11,050	609,849
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	6,850	527,108
Fiserv, Inc. (IT Svs.)	(a)	3,112	215,942
Infosys Ltd. - ADR (IT Svs.)		1,825	104,080
Paychex, Inc. (IT Svs.)		8,170	253,188
Altera Corp. (Semiconductors & Equip.)		7,275	289,690
Applied Materials, Inc. (Semiconductors & Equip.)		29,100	362,004
Avago Technologies Ltd. (Semiconductors & Equip.)		5,500	214,335
Broadcom Corp. Class A (Semiconductors & Equip.)	(a)	11,100	436,230
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,950	48,848
Intel Corp. (Semiconductors & Equip.)		112,595	3,165,045
KLA-Tencor Corp. (Semiconductors & Equip.)		3,750	204,075
Lam Research Corp. (Semiconductors & Equip.)	(a)	2,700	120,474
Linear Technology Corp. (Semiconductors & Equip.)		5,155	173,724
Marvell Technology Group Ltd. (Semiconductors & Equip.)	(a)	13,150	206,850
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		6,575	187,979
Microchip Technology, Inc. (Semiconductors & Equip.)		4,325	160,890
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	22,275	180,428
NVIDIA Corp. (Semiconductors & Equip.)	(a)	13,762	211,797
Xilinx, Inc. (Semiconductors & Equip.)		5,905	215,119
Activision Blizzard, Inc. (Software)		25,300	324,346
Adobe Systems, Inc. (Software)	(a)	11,130	381,870
Autodesk, Inc. (Software)	(a)	5,100	215,832
BMC Software, Inc. (Software)	(a)	3,700	148,592
CA, Inc. (Software)		10,950	301,782
Check Point Software Technologies Ltd. (Software)	(a)	4,670	298,133
Citrix Systems, Inc. (Software)	(a)	4,175	329,449
Electronic Arts, Inc. (Software)	(a)	7,480	123,270
Intuit, Inc. (Software)		6,655	400,165
Microsoft Corp. (Software)		189,100	6,098,475
Nuance Communications, Inc. (Software)	(a)	6,950	177,781
Oracle Corp. (Software)		113,285	3,303,391
Symantec Corp. (Software)	(a)	16,448	307,578
			46,558,296
MATERIALS - 0.4%
Sigma-Aldrich Corp. (Chemicals)		2,725	199,089
Randgold Resources Ltd. - ADR (Metals & Mining)		1,250	109,975
			309,064
TELECOMMUNICATION SERVICES - 0.8%
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		19,725	545,791
Total Common Stocks (Cost $47,489,375)			$67,835,311

Exchange Traded Funds - 4.2%		Shares	Value
PowerShares QQQ Trust Series 1		44,065	$2,976,591
Total Exchange Traded Funds (Cost $2,782,163)			$2,976,591

Commercial Paper - 0.3%		Face Amount	Amortized Cost
HSBC Finance Corp. 0.030%, 04/02/2012		$186,000	$186,000
Total Commercial Paper (Cost $186,000)			$186,000

Total Investments - 100.0% (Cost $50,457,538)	(c)		$70,997,902
Other Assets in Excess of Liabilities - 0.0%			251
Net Assets - 100.0%			$70,998,153

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 98.0%		Shares	Value
CONSUMER DISCRETIONARY - 19.3%
General Motors Co. (Automobiles)	(a)	111,600	$2,862,540
CBS Corp. Class B (Media)		127,900	4,337,089
Time Warner, Inc. (Media)		110,500	4,171,375
Walt Disney Co. / The (Media)		91,000	3,983,980
Target Corp. (Multiline Retail)		72,400	4,218,748
Lowe's Cos., Inc. (Specialty Retail)		135,700	4,258,266
Limited Brands, Inc. (Specialty Retail)		92,600	4,444,800
Coach, Inc. (Textiles, Apparel & Luxury Goods)		33,000	2,550,240
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	115,500	3,411,870
V.F. Corp. (Textiles, Apparel & Luxury Goods)		28,700	4,189,626
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	53,900	3,147,760
			41,576,294
ENERGY - 6.2%
Schlumberger Ltd. (Energy Equip. & Svs.)		34,100	2,384,613
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		49,700	3,893,498
Chevron Corp. (Oil, Gas & Consumable Fuels)		37,200	3,989,328
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	(a)	258,300	3,130,596
			13,398,035
FINANCIALS - 18.3%
Morgan Stanley (Capital Markets)		210,200	4,128,328
PNC Financial Services Group, Inc. (Commercial Banks)		68,900	4,443,361
Wells Fargo & Co. (Commercial Banks)		129,800	4,431,372
Citigroup, Inc. (Diversified Financial Svs.)		114,000	4,166,700
JPMorgan Chase & Co. (Diversified Financial Svs.)		105,500	4,850,890
Hartford Financial Services Group, Inc. (Insurance)		211,800	4,464,744
Lincoln National Corp. (Insurance)		169,700	4,473,292
MetLife, Inc. (Insurance)		108,200	4,041,270
Prudential Financial, Inc. (Insurance)		68,200	4,323,198
			39,323,155
HEALTH CARE - 5.5%
Amarin Corp PLC - ADR (Biotechnology)	(a)	208,700	2,362,484
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	36,900	1,999,242
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		52,800	3,112,032
Pfizer, Inc. (Pharmaceuticals)		188,800	4,278,208
			11,751,966
INDUSTRIALS - 14.3%
Honeywell International, Inc. (Aerospace & Defense)		70,200	4,285,710
FedEx Corp. (Air Freight & Logistics)		43,600	4,009,456
Delta Air Lines, Inc. (Airlines)	(a)	165,700	1,642,087
United Continental Holdings, Inc. (Airlines)	(a)	86,800	1,866,200
Rockwell Automation, Inc. (Electrical Equip.)		53,400	4,255,980
Pentair, Inc. (Machinery)		80,500	3,832,605
Snap-On, Inc. (Machinery)		49,500	3,018,015
Stanley Black & Decker, Inc. (Machinery)		51,000	3,924,960
Xylem, Inc. (Machinery)		136,300	3,782,325
			30,617,338
INFORMATION TECHNOLOGY - 29.5%
Cisco Systems, Inc. (Communications Equip.)		199,800	4,225,770
QUALCOMM, Inc. (Communications Equip.)		67,100	4,564,142
Apple, Inc. (Computers & Peripherals)	(a)	14,100	8,452,527
EMC Corp. (Computers & Peripherals)	(a)	152,800	4,565,664
Google, Inc. Class A (Internet Software & Svs.)	(a)	6,700	4,296,308
International Business Machines Corp. (IT Svs.)		25,500	5,320,575
Altera Corp. (Semiconductors & Equip.)		92,500	3,683,350
Analog Devices, Inc. (Semiconductors & Equip.)		107,800	4,355,120
Avago Technologies Ltd. (Semiconductors & Equip.)		82,700	3,222,819
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		143,100	4,091,229
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Equip.)		239,000	3,651,920
Texas Instruments, Inc. (Semiconductors & Equip.)		123,000	4,134,030
Citrix Systems, Inc. (Software)	(a)	57,300	4,521,543
Microsoft Corp. (Software)		134,200	4,327,950
			63,412,947

MATERIALS - 4.9%
Air Products & Chemicals, Inc. (Chemicals)		45,000	4,131,000
Monsanto Co. (Chemicals)		51,500	4,107,640
Stillwater Mining Co. (Metals & Mining)	(a)	184,500	2,332,080
			10,570,720
Total Common Stocks (Cost $190,597,562)			$210,650,455

Money Market Funds - 2.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,450,000	$5,450,000
Total Money Market Funds (Cost $5,450,000)			$5,450,000

Total Investments - 100.5% (Cost $196,047,562)	(b)		$216,100,455
Liabilities in Excess of Other Assets - (0.5)%			(1,058,055)
Net Assets - 100.0%			$215,042,400

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 89.3%		Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Callaway Golf Co. (Leisure Equip. & Products)		481,600	$3,255,616
Finish Line, Inc. / The Class A (Specialty Retail)		153,200	3,250,904
Shoe Carnival, Inc. (Specialty Retail)	(a)	110,828	3,570,878
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	176,013	3,682,192
			13,759,590
CONSUMER STAPLES - 2.0%
Spectrum Brands Holdings, Inc. (Household Products)	(a)	101,891	3,562,109
ENERGY - 11.2%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	52,400	3,407,048
OYO Geospace Corp. (Energy Equip. & Svs.)	(a)	35,341	3,722,468
Americas Petrogas, Inc. (Oil, Gas & Consumable Fuels)	(a)	660,700	2,358,105
Antrim Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,069,500	2,063,291
Energy Partners Ltd. (Oil, Gas & Consumable Fuels)	(a)	198,400	3,295,424
Painted Pony Petroleum Ltd. Class A (Oil, Gas & Consumable Fuels)	(a)	209,200	1,757,578
PetroBakken Energy Ltd. Class A (Oil, Gas & Consumable Fuels)		168,600	2,822,364
			19,426,278
HEALTH CARE - 4.8%
Amarin Corp PLC - ADR (Biotechnology)	(a)	196,800	2,227,776
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	71,784	3,104,658
Oncothyreon, Inc. (Biotechnology)	(a)	220,100	959,636
NxStage Medical, Inc. (Health Care Equip. & Supplies)	(a)	107,040	2,062,661
			8,354,731
INDUSTRIALS - 15.3%
Hexcel Corp. (Aerospace & Defense)	(a)	131,200	3,150,112
HUB Group, Inc. Class A (Air Freight & Logistics)	(a)	88,900	3,203,067
Black Diamond Group Ltd. (Commercial Svs. & Supplies)		143,400	2,858,080
Titan International, Inc. (Machinery)		155,000	3,665,750
Avis Budget Group, Inc. (Road & Rail)	(a)	242,000	3,424,300
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	60,700	3,313,006
Roadrunner Transportation Systems, Inc. (Road & Rail)	(a)	209,000	3,626,150
United Rentals, Inc. (Trading Companies & Distributors)	(a)	76,400	3,276,796
			26,517,261
INFORMATION TECHNOLOGY - 36.2%
Ciena Corp. (Communications Equip.)	(a)	223,100	3,611,989
Finisar Corp. (Communications Equip.)	(a)	161,400	3,252,210
Sycamore Networks, Inc. (Communications Equip.)	(a)	162,834	2,888,675
Cray, Inc. (Computers & Peripherals)	(a)	487,049	3,565,199
NCR Corp. (Computers & Peripherals)	(a)	160,800	3,490,968
OCZ Technology Group, Inc. (Computers & Peripherals)	(a)	480,800	3,355,984
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	189,105	3,349,050
Internap Network Services Corp. (Internet Software & Svs.)	(a)	468,925	3,441,909
Velti PLC (Internet Software & Svs.)	(a)	261,600	3,544,680
Amkor Technology, Inc. (Semiconductors & Equip.)	(a)	609,200	3,743,534
Cavium, Inc. (Semiconductors & Equip.)	(a)	110,200	3,409,588
Fairchild Semiconductor International, Inc. (Semiconductors & Equip.)	(a)	248,600	3,654,420
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	699,000	3,481,020
Semtech Corp. (Semiconductors & Equip.)	(a)	123,800	3,523,348
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	558,400	3,850,168
ClickSoftware Technologies Ltd. (Software)		263,900	3,346,252
Kenexa Corp. (Software)	(a)	119,200	3,723,808
NetSuite, Inc. (Software)	(a)	69,100	3,475,039
			62,707,841
MATERIALS - 11.9%
GSE Holding, Inc. (Chemicals)	(a)	280,809	3,687,022
Intrepid Potash, Inc. (Chemicals)	(a)	138,600	3,372,138
Kronos Worldwide, Inc. (Chemicals)		143,200	3,571,408
Capstone Mining Corp. (Metals & Mining)	(a)	530,200	1,505,768
Cline Mining Corp. (Metals & Mining)	(a)	1,051,400	1,595,500
Stillwater Mining Co. (Metals & Mining)	(a)	277,400	3,506,336
KapStone Paper and Packaging Corp. (Paper & Forest Products)	(a)	169,784	3,344,745
			20,582,917
Total Common Stocks (Cost $138,484,469)			$154,910,727

Money Market Funds - 4.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		7,909,000	$7,909,000
Total Money Market Funds (Cost $7,909,000)			$7,909,000

Total Investments - 93.9% (Cost $146,393,469)	(b)		$162,819,727
Other Assets in Excess of Liabilities - 6.1%			10,572,312
Net Assets - 100.0%			$173,392,039

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 99.5%		Shares	Value
CONSUMER DISCRETIONARY - 24.3%
Helen of Troy Ltd. (Household Durables)	(a)	9,990	$339,760
Comcast Corp. Class A (Media)		20,940	628,410
Time Warner Cable, Inc. (Media)		6,810	555,015
Viacom, Inc. Class B (Media)		5,410	256,759
Walt Disney Co. / The (Media)		8,090	354,180
Lowe's Cos., Inc. (Specialty Retail)		12,680	397,898
TJX Cos., Inc. (Specialty Retail)		16,580	658,392
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		4,570	495,571
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		2,480	92,206
			3,778,191
ENERGY - 8.4%
Halliburton Co. (Energy Equip. & Svs.)		5,680	188,519
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		3,160	251,125
Noble Corp. (Energy Equip. & Svs.)	(a)	10,120	379,196
Schlumberger Ltd. (Energy Equip. & Svs.)		2,960	206,993
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		11,030	284,243
			1,310,076
FINANCIALS - 12.5%
BB&T Corp. (Commercial Banks)		12,290	385,783
Wells Fargo & Co. (Commercial Banks)		11,800	402,852
Cash America International, Inc. (Consumer Finance)		2,030	97,298
EZCorp, Inc. Class A (Consumer Finance)	(a)	7,980	258,991
CME Group, Inc. (Diversified Financial Svs.)		1,340	387,702
JPMorgan Chase & Co. (Diversified Financial Svs.)		8,940	411,061
			1,943,687
HEALTH CARE - 2.4%
Celgene Corp. (Biotechnology)	(a)	4,890	379,073
INDUSTRIALS - 25.4%
FedEx Corp. (Air Freight & Logistics)		1,780	163,689
Cooper Industries PLC (Electrical Equip.)		6,060	387,537
Emerson Electric Co. (Electrical Equip.)		8,660	451,879
General Electric Co. (Industrial Conglomerates)		17,030	341,792
Siemens AG - ADR (Industrial Conglomerates)		4,170	420,503
Caterpillar, Inc. (Machinery)		5,530	589,056
Dover Corp. (Machinery)		4,730	297,706
Eaton Corp. (Machinery)		2,800	139,524
Illinois Tool Works, Inc. (Machinery)		4,060	231,907
Parker Hannifin Corp. (Machinery)		820	69,331
CSX Corp. (Road & Rail)		12,980	279,330
Union Pacific Corp. (Road & Rail)		2,490	267,625
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,390	298,586
			3,938,465
INFORMATION TECHNOLOGY - 18.5%
Juniper Networks, Inc. (Communications Equip.)	(a)	14,000	320,320
Apple, Inc. (Computers & Peripherals)	(a)	1,890	1,132,998
NetApp, Inc. (Computers & Peripherals)	(a)	6,510	291,453
Accenture PLC Class A (IT Svs.)		4,080	263,160
CACI International, Inc. Class A (IT Svs.)	(a)	5,870	365,642
International Business Machines Corp. (IT Svs.)		2,370	494,501
			2,868,074

MATERIALS - 8.0%
Praxair, Inc. (Chemicals)	5,260	603,006
Nucor Corp. (Metals & Mining)	4,820	207,019
Steel Dynamics, Inc. (Metals & Mining)	24,380	354,485
Walter Energy, Inc. (Metals & Mining)	1,230	72,828
		1,237,338
Total Common Stocks (Cost $12,227,824)		$15,454,904

Money Market Funds - 0.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		74,000	$74,000
Total Money Market Funds (Cost $74,000)			$74,000

Total Investments - 100.0% (Cost $12,301,824)	(b)		$15,528,904
Liabilities in Excess of Other Assets - (0.0)%			(5,701)
Net Assets - 100.0%			$15,523,203

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 62.6%		Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Helen of Troy Ltd. (Household Durables)	(a)	2,650	$90,126
Comcast Corp. Class A (Media)		9,000	270,090
Time Warner Cable, Inc. (Media)		2,580	210,270
Viacom, Inc. Class B (Media)		3,680	174,653
Walt Disney Co. / The (Media)		4,670	204,453
Dollar Tree, Inc. (Multiline Retail)	(a)	990	93,545
Target Corp. (Multiline Retail)		3,150	183,551
GameStop Corp. Class A (Specialty Retail)		2,500	54,600
Guess?, Inc. (Specialty Retail)		1,500	46,875
Lowe's Cos., Inc. (Specialty Retail)		3,000	94,140
TJX Cos., Inc. (Specialty Retail)		7,180	285,118
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		2,140	232,062
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		2,770	102,989
			2,042,472
CONSUMER STAPLES - 3.0%
CVS Caremark Corp. (Food & Staples Retailing)		1,820	81,536
Walgreen Co. (Food & Staples Retailing)		1,940	64,971
Bunge Ltd. (Food Products)		1,120	76,653
Corn Products International, Inc. (Food Products)		1,530	88,204
Colgate-Palmolive Co. (Household Products)		950	92,891
Kimberly-Clark Corp. (Household Products)		1,180	87,190
Procter & Gamble Co. / The (Household Products)		1,290	86,701
			578,146
ENERGY - 7.6%
Halliburton Co. (Energy Equip. & Svs.)		2,420	80,320
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	4,150	72,583
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		1,200	95,364
Noble Corp. (Energy Equip. & Svs.)	(a)	5,510	206,460
Schlumberger Ltd. (Energy Equip. & Svs.)		1,240	86,713
Transocean Ltd. (Energy Equip. & Svs.)		1,480	80,956
Chevron Corp. (Oil, Gas & Consumable Fuels)		2,280	244,507
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4,100	355,593
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,200	69,740
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,730	96,122
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		1,940	79,540
			1,467,898
FINANCIALS - 5.3%
U.S. Bancorp (Commercial Banks)		3,000	95,040
Wells Fargo & Co. (Commercial Banks)		8,450	288,483
Cash America International, Inc. (Consumer Finance)		2,720	130,370
EZCorp, Inc. Class A (Consumer Finance)	(a)	4,250	137,934
World Acceptance Corp. (Consumer Finance)	(a)	1,660	101,675
JPMorgan Chase & Co. (Diversified Financial Svs.)		3,600	165,528
Travelers Cos., Inc. / The (Insurance)		1,500	88,800
			1,007,830
HEALTH CARE - 7.4%
Celgene Corp. (Biotechnology)	(a)	1,700	131,784
PDL BioPharma, Inc. (Biotechnology)		15,730	99,885
Covidien PLC (Health Care Equip. & Supplies)		2,170	118,656
Stryker Corp. (Health Care Equip. & Supplies)		740	41,055
Aetna, Inc. (Health Care Providers & Svs.)		3,000	150,480
AmerisourceBergen Corp. (Health Care Providers & Svs.)		2,000	79,360
McKesson Corp. (Health Care Providers & Svs.)		2,000	175,540
Abbott Laboratories (Pharmaceuticals)		3,450	211,450
Eli Lilly & Co. (Pharmaceuticals)		1,000	40,270
Johnson & Johnson (Pharmaceuticals)		2,660	175,454
Merck & Co., Inc. (Pharmaceuticals)		2,000	76,800
Pfizer, Inc. (Pharmaceuticals)		5,000	113,300
			1,414,034

INDUSTRIALS - 14.4%
General Dynamics Corp. (Aerospace & Defense)		1,500	110,070
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,300	92,001
Lockheed Martin Corp. (Aerospace & Defense)		1,520	136,587
Northrop Grumman Corp. (Aerospace & Defense)		500	30,540
United Technologies Corp. (Aerospace & Defense)		950	78,793
FedEx Corp. (Air Freight & Logistics)		2,090	192,196
Cooper Industries PLC (Electrical Equip.)		1,220	78,019
Emerson Electric Co. (Electrical Equip.)		1,990	103,838
Hubbell, Inc. Class B (Electrical Equip.)		2,000	157,160
Danaher Corp. (Industrial Conglomerates)		3,080	172,480
General Electric Co. (Industrial Conglomerates)		11,970	240,238
Siemens AG - ADR (Industrial Conglomerates)		960	96,806
Caterpillar, Inc. (Machinery)		1,820	193,866
Dover Corp. (Machinery)		1,930	121,474
Eaton Corp. (Machinery)		3,940	196,330
Illinois Tool Works, Inc. (Machinery)		2,860	163,363
Parker Hannifin Corp. (Machinery)		1,220	103,151
Canadian National Railway Co. (Road & Rail)		1,760	139,797
CSX Corp. (Road & Rail)		6,480	139,450
Union Pacific Corp. (Road & Rail)		1,970	211,736
			2,757,895
INFORMATION TECHNOLOGY - 9.0%
Apple, Inc. (Computers & Peripherals)	(a)	590	353,687
NetApp, Inc. (Computers & Peripherals)	(a)	3,420	153,113
Accenture PLC Class A (IT Svs.)		2,930	188,985
Automatic Data Processing, Inc. (IT Svs.)		2,500	137,975
CACI International, Inc. Class A (IT Svs.)	(a)	2,590	161,331
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	1,910	146,974
International Business Machines Corp. (IT Svs.)		1,600	333,840
Mastercard, Inc. Class A (IT Svs.)		230	96,724
Microsoft Corp. (Software)		5,020	161,895
			1,734,524
MATERIALS - 2.7%
Air Products & Chemicals, Inc. (Chemicals)		1,410	129,438
Ecolab, Inc. (Chemicals)		2,620	161,706
Praxair, Inc. (Chemicals)		1,240	142,154
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		2,000	76,080
			509,378
TELECOMMUNICATION SERVICES - 1.3%
AT&T, Inc. (Diversified Telecom. Svs.)		2,300	71,829
Nippon Telegraph & Telephone Corp. - ADR (Diversified Telecom. Svs.)		3,580	80,980
Rogers Communications, Inc. Class B (Wireless Telecom. Svs.)		2,190	86,943
			239,752
UTILITIES - 1.3%
Public Service Enterprise Group, Inc. (Multi-Utilities)		1,950	59,690
American Water Works Co., Inc. (Water Utilities)		5,620	191,249
			250,939
Total Common Stocks (Cost $9,890,046)			$12,002,868

Corporate Bonds - 31.1%	Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 3.9%
Cooper Tire & Rubber Co. (Auto Components)	7.625%	03/15/2027	$100,000	$98,500
Toll Brothers Finance Corp. (Household Durables)	6.750%	11/01/2019	100,000	108,990
Comcast Cable Communications Holdings, Inc. (Media)	9.455%	11/15/2022	50,000	72,619
DISH DBS Corp. (Media)	7.125%	02/01/2016	100,000	111,125
J.C. Penney Corp, Inc. (Multiline Retail)	7.950%	04/01/2017	25,300	28,336
Gap, Inc. / The (Specialty Retail)	5.950%	04/12/2021	100,000	101,089
Limited Brands, Inc. (Specialty Retail)	5.625%	02/15/2022	100,000	101,375
Staples, Inc. (Specialty Retail)	9.750%	01/15/2014	100,000	113,668
				735,702
CONSUMER STAPLES - 4.9%
Coca-Cola Co. / The (Beverages)	4.875%	03/15/2019	50,000	57,570
Constellation Brands, Inc. (Beverages)	7.250%	09/01/2016	100,000	113,750
PepsiCo, Inc. (Beverages)	5.000%	06/01/2018	100,000	116,876
Dean Holding Co. (Food Products)	6.900%	10/15/2017	50,000	50,500
Dole Food Co., Inc. (Food Products)	8.750%	07/15/2013	68,000	73,015

Sara Lee Corp. (Food Products)		2.750%	09/15/2015	50,000	51,732
Smithfield Foods, Inc. (Food Products)		10.000%	07/15/2014	100,000	117,500
Altria Group, Inc. (Tobacco)		9.950%	11/10/2038	50,000	76,282
Altria Group, Inc. (Tobacco)		9.250%	08/06/2019	50,000	67,332
Lorillard Tobacco Co. (Tobacco)		6.875%	05/01/2020	100,000	117,683
Reynolds American, Inc. (Tobacco)		7.250%	06/01/2013	100,000	106,572
					948,812
ENERGY - 2.0%
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		9.500%	02/15/2015	100,000	115,000
Petrobras International Finance Co - Pifco (Oil, Gas & Consumable Fuels)		7.750%	09/15/2014	50,000	56,750
Petrobras International Finance Co - Pifco (Oil, Gas & Consumable Fuels)		5.375%	01/27/2021	200,000	216,348
					388,098
FINANCIALS - 8.4%
Goldman Sachs Group, Inc. / The (Capital Markets)		5.125%	01/15/2015	100,000	106,502
Merrill Lynch & Co., Inc. (Capital Markets)		5.000%	02/03/2014	10,000	10,362
Merrill Lynch & Co., Inc. (Capital Markets)		5.450%	02/05/2013	150,000	154,272
Morgan Stanley (Capital Markets)		5.375%	10/15/2015	100,000	103,382
Morgan Stanley (Capital Markets)	(b)	1.047%	10/15/2015	100,000	90,053
Morgan Stanley (Capital Markets)	(c)	3.500%	10/15/2020	50,000	48,661
Wells Fargo Bank NA (Commercial Banks)	(b)	0.708%	05/16/2016	100,000	95,368
Ford Motor Credit Co. LLC (Consumer Finance)		8.000%	06/01/2014	100,000	110,141
Bank of America Corp. (Diversified Financial Svs.)		5.625%	07/01/2020	200,000	208,850
Bank of America Corp. (Diversified Financial Svs.)		6.800%	03/15/2028	100,000	96,714
Bank of America NA (Diversified Financial Svs.)	(b)	0.774%	06/15/2017	50,000	43,259
Citigroup, Inc. (Diversified Financial Svs.)		5.125%	05/05/2014	40,000	42,202
Citigroup, Inc. (Diversified Financial Svs.)		5.300%	10/17/2012	50,000	51,000
Citigroup, Inc. (Diversified Financial Svs.)		6.000%	08/15/2017	50,000	55,656
American International Group, Inc. (Insurance)		4.250%	05/15/2013	100,000	102,310
Aspen Insurance Holdings Ltd. (Insurance)		6.000%	12/15/2020	100,000	103,459
Delphi Financial Group, Inc. (Insurance)		7.875%	01/31/2020	50,000	58,525
Swiss Re Solutions Holding Corp. (Insurance)		7.000%	02/15/2026	40,000	46,216
Unum Group (Insurance)		7.190%	02/01/2028	30,000	31,217
Vornado Realty LP (Real Estate Investment Trusts)		4.250%	04/01/2015	50,000	52,461
					1,610,610
HEALTH CARE - 1.2%
Medco Health Solutions, Inc. (Health Care Providers & Svs.)		2.750%	09/15/2015	50,000	51,443
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	50,000	55,725
Novartis Capital Corp. (Pharmaceuticals)		4.400%	04/24/2020	100,000	113,604
					220,772
INDUSTRIALS - 2.6%
Lockheed Martin Corp. (Aerospace & Defense)		4.250%	11/15/2019	100,000	108,499
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		6.125%	01/15/2017	150,000	144,000
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		6.625%	04/15/2029	100,000	82,500
Valmont Industries, Inc. (Machinery)		6.625%	04/20/2020	150,000	171,932
					506,931
INFORMATION TECHNOLOGY - 0.6%
Microsoft Corp. (Software)		5.300%	02/08/2041	100,000	121,188
MATERIALS - 3.2%
Ecolab, Inc. (Chemicals)		4.350%	12/08/2021	100,000	106,222
AngloGold Ashanti Holdings PLC (Metals & Mining)		5.375%	04/15/2020	100,000	103,100
ArcelorMittal (Metals & Mining)		5.500%	03/01/2021	100,000	98,318
Southern Copper Corp. (Metals & Mining)		5.375%	04/16/2020	150,000	165,355
Vale Overseas Ltd. (Metals & Mining)		8.250%	01/17/2034	100,000	131,774
					604,769
TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc. (Diversified Telecom. Svs.)		5.800%	02/15/2019	100,000	118,866
Windstream Corp. (Diversified Telecom. Svs.)		8.125%	08/01/2013	50,000	53,500
					172,366
UTILITIES - 3.4%
Entergy Corp. (Electric Utilities)		3.625%	09/15/2015	50,000	50,883
AmeriGas Finance LLC / AmeriGas Finance Corp. (Gas Utilities)		7.000%	05/20/2022	100,000	102,250
Exelon Generation Co. LLC (Ind. Power Prod. & Energy Traders)		5.350%	01/15/2014	100,000	107,282
Exelon Generation Co. LLC (Ind. Power Prod. & Energy Traders)		4.000%	10/01/2020	100,000	102,956
PPL Energy Supply LLC (Ind. Power Prod. & Energy Traders)		6.500%	05/01/2018	250,000	289,280
					652,651
Total Corporate Bonds (Cost $5,802,130)					$5,961,899

U.S. Treasury Obligations - 5.2%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	2.625%	11/15/2020	$300,000	$315,539
U.S. Treasury Note	2.125%	08/15/2021	200,000	199,891
U.S. Treasury Note	2.000%	02/15/2022	200,000	196,188
U.S. Treasury Note	1.250%	01/31/2019	300,000	293,766
Total U.S. Treasury Obligations (Cost $998,925)				$1,005,384

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		200,000	$200,000
Total Money Market Funds (Cost $200,000)			$200,000

Total Investments - 99.9% (Cost 16,891,101)	(d)		$19,170,151
Other Assets in Excess of Liabilities - 0.1%			8,736
Net Assets - 100.0%			$19,178,887

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Securities are variable rate instruments in which the coupon rates are adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2012.

(c) Security was initially issued at one coupon rate, but the coupon rate is scheduled to be updated at later specified dates. The coupon rate shown is the rate that is in effect at March 31, 2012.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 102.4%		Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Johnson Controls, Inc. (Auto Components)		1,600	$51,968
Genuine Parts Co. (Distributors)	(b)	1,400	87,850
McDonald's Corp. (Hotels, Restaurants & Leisure)		600	58,860
Tupperware Brands Corp. (Household Durables)	(b)	1,000	63,500
Walt Disney Co. / The (Media)	(b)	4,100	179,498
Target Corp. (Multiline Retail)	(b)	3,200	186,464
Best Buy Co., Inc. (Specialty Retail)		2,500	59,200
Jos. A Bank Clothiers, Inc. (Specialty Retail)	(a)(b)	2,250	113,422
Lowe's Cos., Inc. (Specialty Retail)		8,700	273,006
TJX Cos., Inc. (Specialty Retail)	(b)	8,800	349,448
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		800	86,752
V.F. Corp. (Textiles, Apparel & Luxury Goods)		900	131,382
			1,641,350
CONSUMER STAPLES - 11.3%
Costco Wholesale Corp. (Food & Staples Retailing)	(b)	800	72,640
CVS Caremark Corp. (Food & Staples Retailing)		2,700	120,960
Sysco Corp. (Food & Staples Retailing)		3,900	116,454
Wal-Mart Stores, Inc. (Food & Staples Retailing)		3,300	201,960
Corn Products International, Inc. (Food Products)		2,200	126,830
Kimberly-Clark Corp. (Household Products)		2,000	147,780
Procter & Gamble Co. / The (Household Products)	(b)	900	60,489
Altria Group, Inc. (Tobacco)	(b)	4,300	132,741
Philip Morris International, Inc. (Tobacco)		2,600	230,386
Reynolds American, Inc. (Tobacco)		1,900	78,736
			1,288,976
ENERGY - 9.9%
Halliburton Co. (Energy Equip. & Svs.)		3,200	106,208
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		2,200	118,690
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		2,900	230,463
Chevron Corp. (Oil, Gas & Consumable Fuels)	(b)	1,600	171,584
ConocoPhillips (Oil, Gas & Consumable Fuels)	(b)	2,300	174,823
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	(b)	1,400	121,422
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	(b)	1,200	67,524
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	(b)	1,000	95,230
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		1,400	36,078
			1,122,022
FINANCIALS - 13.4%
Bank of New York Mellon Corp. / The (Capital Markets)	(b)	2,800	67,564
Goldman Sachs Group, Inc. / The (Capital Markets)	(b)	700	87,059
Morgan Stanley (Capital Markets)		4,400	86,416
BB&T Corp. (Commercial Banks)		2,900	91,031
M&T Bank Corp. (Commercial Banks)		1,600	139,008
U.S. Bancorp (Commercial Banks)	(b)	3,000	95,040
Wells Fargo & Co. (Commercial Banks)		4,500	153,630
EZCorp, Inc. Class A (Consumer Finance)	(a)	2,900	94,120
CME Group, Inc. (Diversified Financial Svs.)	(b)	200	57,866
JPMorgan Chase & Co. (Diversified Financial Svs.)	(b)	7,600	349,448
Prudential Financial, Inc. (Insurance)	(b)	2,100	133,119
Torchmark Corp. (Insurance)	(b)	3,350	166,998
			1,521,299
HEALTH CARE - 8.3%
Amgen, Inc. (Biotechnology)		3,100	210,769
Medtronic, Inc. (Health Care Equip. & Supplies)		4,400	172,436
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)(b)	900	62,064
AmerisourceBergen Corp. (Health Care Providers & Svs.)	(b)	700	27,776
Cardinal Health, Inc. (Health Care Providers & Svs.)	(b)	700	30,177
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)(b)	1,500	81,270

Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	600	54,924
Lincare Holdings, Inc. (Health Care Providers & Svs.)	(b)	4,400	113,872
Abbott Laboratories (Pharmaceuticals)		3,100	189,999
			943,287
INDUSTRIALS - 14.7%
United Technologies Corp. (Aerospace & Defense)	(b)	1,400	116,116
FedEx Corp. (Air Freight & Logistics)		900	82,764
United Parcel Service, Inc. Class B (Air Freight & Logistics)	(b)	600	48,432
Cooper Industries PLC (Electrical Equip.)		2,000	127,900
Hubbell, Inc. Class B (Electrical Equip.)		500	39,290
3M Co. (Industrial Conglomerates)	(b)	2,600	231,946
Danaher Corp. (Industrial Conglomerates)	(b)	1,600	89,600
Caterpillar, Inc. (Machinery)	(b)	1,800	191,736
Dover Corp. (Machinery)	(b)	3,400	213,996
Parker Hannifin Corp. (Machinery)		1,500	126,825
CSX Corp. (Road & Rail)	(b)	10,000	215,200
Union Pacific Corp. (Road & Rail)	(b)	1,800	193,464
			1,677,269
INFORMATION TECHNOLOGY - 21.0%
QUALCOMM, Inc. (Communications Equip.)	(b)	800	54,416
Apple, Inc. (Computers & Peripherals)	(a)(b)	800	479,576
Google, Inc. Class A (Internet Software & Svs.)	(a)	200	128,248
Accenture PLC Class A (IT Svs.)		3,300	212,850
Automatic Data Processing, Inc. (IT Svs.)	(b)	2,700	149,013
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	1,400	107,730
International Business Machines Corp. (IT Svs.)	(b)	2,200	459,030
Mastercard, Inc. Class A (IT Svs.)		400	168,216
Intel Corp. (Semiconductors & Equip.)	(b)	9,100	255,801
Microsoft Corp. (Software)	(b)	10,200	328,950
Oracle Corp. (Software)		1,700	49,572
			2,393,402
MATERIALS - 4.6%
Air Products & Chemicals, Inc. (Chemicals)		1,700	156,060
E.I. du Pont de Nemours & Co. (Chemicals)	(b)	2,800	148,120
PPG Industries, Inc. (Chemicals)	(b)	400	38,320
Praxair, Inc. (Chemicals)		1,100	126,104
Barrick Gold Corp. (Metals & Mining)		1,200	52,176
			520,780
UTILITIES - 4.8%
PPL Corp. (Electric Utilities)		3,100	87,606
Southern Co. / The (Electric Utilities)	(b)	2,900	130,297
AGL Resources, Inc. (Gas Utilities)	(b)	2,700	105,894
UGI Corp. (Gas Utilities)	(b)	2,500	68,125
Sempra Energy (Multi-Utilities)		1,500	89,940
Xcel Energy, Inc. (Multi-Utilities)		2,200	58,234
			540,096
Total Common Stocks (Cost $9,872,169)			$11,648,481

Purchased Options – 0.3%	Contracts (c)	Value
S&P 500 Index Put Option
Expiration: April 2012, Exercise Price: $1,345.00	65	$29,900
Total Purchased Options (Cost $65,741)		$29,900

Money Market Funds - 0.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		23,000	$23,000
Total Money Market Funds (Cost $23,000)			$23,000

Total Investments - 102.9% (Cost $9,960,910)	(d)		$11,701,381
Total Written Options Outstanding - (2.5)% (see following schedule)			(280,900)
Liabilities in Excess of Other Assets - (0.4)%			(52,471)
Net Assets - 100.0%			$11,368,010

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

(c) 100 shares per contract.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Written Options Outstanding	March 31, 2012 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: April 2012, Exercise Price: $1,360.00	53	$280,900
Total Written Options Outstanding (Premiums received $189,684)	53	$280,900

* 100 shares per contract.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 98.2%		Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Standard Motor Products, Inc. (Auto Components)		2,071	$36,740
Apollo Group, Inc. Class A (Diversified Consumer Svs.)	(a)	2,790	107,806
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	1,851	167,867
Caribou Coffee Co., Inc. (Hotels, Restaurants & Leisure)	(a)	2,086	38,883
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	(a)	2,433	91,627
Peet's Coffee & Tea, Inc. (Hotels, Restaurants & Leisure)	(a)	1,291	95,147
Red Robin Gourmet Burgers, Inc. (Hotels, Restaurants & Leisure)	(a)	1,475	54,855
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,460	249,269
Mattel, Inc. (Leisure Equip. & Products)		8,173	275,103
DISH Network Corp. Class A (Media)		3,599	118,515
Sinclair Broadcast Group, Inc. Class A (Media)		5,160	57,070
Walt Disney Co. / The (Media)		19,741	864,261
Dollar Tree, Inc. (Multiline Retail)	(a)	2,517	237,831
Macy's, Inc. (Multiline Retail)		7,092	281,765
Advance Auto Parts, Inc. (Specialty Retail)		1,291	114,344
AutoZone, Inc. (Specialty Retail)	(a)	539	200,400
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	1,655	108,849
Body Central Corp. (Specialty Retail)	(a)	1,613	46,809
Genesco, Inc. (Specialty Retail)	(a)	679	48,650
Home Depot, Inc. / The (Specialty Retail)		17,721	891,544
Lithia Motors, Inc. Class A (Specialty Retail)		2,252	59,002
PetSmart, Inc. (Specialty Retail)		1,957	111,980
Ross Stores, Inc. (Specialty Retail)		1,649	95,807
Sonic Automotive, Inc. Class A (Specialty Retail)		2,871	51,420
True Religion Apparel, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,560	70,144
			4,475,688
CONSUMER STAPLES - 4.0%
Coca-Cola Co. / The (Beverages)		3,393	251,116
Monster Beverage Corp. (Beverages)	(a)	1,128	70,038
Casey's General Stores, Inc. (Food & Staples Retailing)		824	45,699
B&G Foods, Inc. (Food Products)		4,710	106,022
Smithfield Foods, Inc. (Food Products)	(a)	2,924	64,416
Elizabeth Arden, Inc. (Personal Products)	(a)	2,937	102,736
Lorillard, Inc. (Tobacco)		268	34,701
Philip Morris International, Inc. (Tobacco)		2,613	231,538
			906,266
ENERGY - 10.0%
Halliburton Co. (Energy Equip. & Svs.)		1,842	61,136
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		331	17,857
Newpark Resources, Inc. (Energy Equip. & Svs.)	(a)	9,094	74,480
Alon U.S.A. Energy, Inc. (Oil, Gas & Consumable Fuels)		5,475	49,549
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,293	121,676
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,527	914,435
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		5,760	89,338
ENI SpA - ADR (Oil, Gas & Consumable Fuels)		4,127	193,226
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		8,730	757,153
			2,278,850
FINANCIALS - 7.8%
Banco Santander SA - ADR (Commercial Banks)		22,702	174,124
Bank of the Ozarks, Inc. (Commercial Banks)		3,442	107,597
BNP Paribas SA - ADR (Commercial Banks)		8,673	204,770

Texas Capital Bancshares, Inc. (Commercial Banks)	(a)	3,665	126,882
World Acceptance Corp. (Consumer Finance)	(a)	1,474	90,282
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		3,559	132,715
AXA SA - ADR (Insurance)		13,225	219,138
Chubb Corp. / The (Insurance)		3,396	234,698
Marsh & McLennan Cos., Inc. (Insurance)		6,561	215,135
Muenchener Rueckversicherungs AG - ADR (Insurance)		13,942	210,803
Torchmark Corp. (Insurance)		1,375	68,544
			1,784,688
HEALTH CARE - 11.8%
Amgen, Inc. (Biotechnology)		4,047	275,156
Biogen Idec, Inc. (Biotechnology)	(a)	1,506	189,711
Gilead Sciences, Inc. (Biotechnology)	(a)	8,081	394,757
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	252	136,521
Zoll Medical Corp. (Health Care Equip. & Supplies)	(a)	2,216	205,268
Air Methods Corp. (Health Care Providers & Svs.)	(a)	1,271	110,895
Humana, Inc. (Health Care Providers & Svs.)		2,723	251,823
PharMerica Corp. (Health Care Providers & Svs.)	(a)	2,944	36,594
Cambrex Corp. (Life Sciences Tools & Svs.)	(a)	5,831	40,759
AstraZeneca PLC - ADR (Pharmaceuticals)		3,702	164,702
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	1,481	51,376
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	(a)	1,286	46,206
Pfizer, Inc. (Pharmaceuticals)		34,291	777,034
			2,680,802
INDUSTRIALS - 4.6%
General Dynamics Corp. (Aerospace & Defense)		1,688	123,865
Triumph Group, Inc. (Aerospace & Defense)		713	44,677
Alaska Air Group, Inc. (Airlines)	(a)	1,118	40,047
Cintas Corp. (Commercial Svs. & Supplies)		809	31,648
3M Co. (Industrial Conglomerates)		3,185	284,134
Colfax Corp. (Machinery)	(a)	4,410	155,408
Sauer-Danfoss, Inc. (Machinery)		1,166	54,802
Kirby Corp. (Marine)	(a)	1,019	67,040
Advisory Board Co. / The (Professional Svs.)	(a)	1,645	145,780
Fastenal Co. (Trading Companies & Distributors)		2,035	110,093
			1,057,494
INFORMATION TECHNOLOGY - 23.7%
Nokia OYJ - ADR (Communications Equip.)		35,600	195,444
Apple, Inc. (Computers & Peripherals)	(a)	1,722	1,032,287
Seagate Technology PLC (Computers & Peripherals)		7,932	213,767
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,676	97,761
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,985	121,681
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		3,750	30,825
Zygo Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,464	48,220
DealerTrack Holdings, Inc. (Internet Software & Svs.)	(a)	4,116	124,550
Keynote Systems, Inc. (Internet Software & Svs.)		1,745	34,481
NIC, Inc. (Internet Software & Svs.)		6,363	77,183
Cardtronics, Inc. (IT Svs.)	(a)	4,383	115,054
Heartland Payment Systems, Inc. (IT Svs.)		3,915	112,909
International Business Machines Corp. (IT Svs.)		2,163	451,310
Mastercard, Inc. Class A (IT Svs.)		240	100,930
NeuStar, Inc. Class A (IT Svs.)	(a)	1,241	46,227
Ceva, Inc. (Semiconductors & Equip.)	(a)	2,344	53,232
Intel Corp. (Semiconductors & Equip.)		36,452	1,024,666
KLA-Tencor Corp. (Semiconductors & Equip.)		1,084	58,991
Nanometrics, Inc. (Semiconductors & Equip.)	(a)	2,257	41,777
BroadSoft, Inc. (Software)	(a)	2,785	106,526
Microsoft Corp. (Software)		31,035	1,000,879

Opnet Technologies, Inc. (Software)		2,262	65,598
Sourcefire, Inc. (Software)	(a)	2,845	136,930
Tyler Technologies, Inc. (Software)	(a)	2,944	113,079
			5,404,307
MATERIALS - 1.7%
CF Industries Holdings, Inc. (Chemicals)		1,104	201,646
Buckeye Technologies, Inc. (Paper & Forest Products)		3,847	130,683
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)		637	43,991
			376,320
TELECOMMUNICATION SERVICES - 8.7%
8x8, Inc. (Diversified Telecom. Svs.)	(a)	7,192	30,206
BCE, Inc. (Diversified Telecom. Svs.)		12,632	506,038
BT Group PLC - ADR (Diversified Telecom. Svs.)		12,599	455,580
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		14,895	179,485
France Telecom SA - ADR (Diversified Telecom. Svs.)		10,913	162,058
Koninklijke KPN NV - ADR (Diversified Telecom. Svs.)		14,222	157,295
Swisscom AG - ADR (Diversified Telecom. Svs.)		4,558	183,596
Telefonica SA - ADR (Diversified Telecom. Svs.)		9,936	163,050
Vivendi SA - ADR (Diversified Telecom. Svs.)		7,771	141,961
			1,979,269
UTILITIES - 6.2%
E.ON AG - ADR (Electric Utilities)		7,939	190,536
EDF SA - ADR (Electric Utilities)		35,378	158,847
Enel SpA - ADR (Electric Utilities)		42,881	152,656
Southern Co. / The (Electric Utilities)		1,698	76,291
SSE PLC - ADR (Electric Utilities)		8,559	184,104
Dominion Resources, Inc. (Multi-Utilities)		1,157	59,250
GDF Suez - ADR (Multi-Utilities)		6,254	161,666
National Grid PLC - ADR (Multi-Utilities)		3,493	176,327
RWE AG - ADR (Multi-Utilities)		4,924	234,776
Wisconsin Energy Corp. (Multi-Utilities)		646	22,726
			1,417,179
Total Common Stocks (Cost $20,155,509)			$22,360,863

Money Market Funds - 1.8%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		402,000	$402,000
Total Money Market Funds (Cost $402,000)			$402,000

Total Investments - 100.0% (Cost $20,557,509)	(b)		$22,762,863
Other Assets in Excess of Liabilities - 0.0%			83
Net Assets - 100.0%			$22,762,946

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 97.8%		Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Standard Motor Products, Inc. (Auto Components)		6,145	$109,012
Mattel, Inc. (Leisure Equip. & Products)		17,541	590,430
DISH Network Corp. Class A (Media)		11,036	363,415
Macy's, Inc. (Multiline Retail)		22,018	874,775
Advance Auto Parts, Inc. (Specialty Retail)		3,948	349,674
Genesco, Inc. (Specialty Retail)	(a)	2,017	144,518
PetSmart, Inc. (Specialty Retail)		5,999	343,263
Sonic Automotive, Inc. Class A (Specialty Retail)		8,517	152,539
			2,927,626
CONSUMER STAPLES - 1.4%
Casey's General Stores, Inc. (Food & Staples Retailing)		2,443	135,489
Smithfield Foods, Inc. (Food Products)	(a)	8,878	195,582
			331,071
ENERGY - 11.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		25,753	2,761,752
FINANCIALS - 15.8%
BB&T Corp. (Commercial Banks)		21,764	683,172
First Niagara Financial Group, Inc. (Commercial Banks)		63,295	622,823
FirstMerit Corp. (Commercial Banks)		36,098	608,612
FNB Corp. (Commercial Banks)		48,500	585,880
Astoria Financial Corp. (Thrifts & Mortgage Finance)		63,955	630,596
People's United Financial, Inc. (Thrifts & Mortgage Finance)		42,752	566,036
			3,697,119
HEALTH CARE - 6.3%
Humana, Inc. (Health Care Providers & Svs.)		8,458	782,196
Cambrex Corp. (Life Sciences Tools & Svs.)	(a)	17,304	120,955
Pfizer, Inc. (Pharmaceuticals)		25,423	576,085
			1,479,236
INDUSTRIALS - 9.7%
Northrop Grumman Corp. (Aerospace & Defense)		9,372	572,442
Triumph Group, Inc. (Aerospace & Defense)		2,116	132,589
Alaska Air Group, Inc. (Airlines)	(a)	3,318	118,851
R.R. Donnelley & Sons Co. (Commercial Svs. & Supplies)		38,222	473,571
Republic Services, Inc. (Commercial Svs. & Supplies)		19,998	611,139
Sauer-Danfoss, Inc. (Machinery)		3,459	162,573
Kirby Corp. (Marine)	(a)	3,088	203,160
			2,274,325
INFORMATION TECHNOLOGY - 4.4%
Seagate Technology PLC (Computers & Peripherals)		24,419	658,092
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		11,128	91,472
Zygo Corp. (Electronic Equip., Instr. & Comp.)	(a)	7,311	143,076
NeuStar, Inc. Class A (IT Svs.)	(a)	3,682	137,155
			1,029,795
MATERIALS - 10.9%
CF Industries Holdings, Inc. (Chemicals)		3,413	623,384
Olin Corp. (Chemicals)		27,904	606,912
Commercial Metals Co. (Metals & Mining)		39,995	592,726
MeadWestvaco Corp. (Paper & Forest Products)		18,379	580,593
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)		1,889	130,454
			2,534,069

TELECOMMUNICATION SERVICES - 11.0%
BCE, Inc. (Diversified Telecom. Svs.)	33,783	1,353,347
BT Group PLC – ADR (Diversified Telecom. Svs.)	33,237	1,201,850
		2,555,197
UTILITIES - 14.0%
American Electric Power Co., Inc. (Electric Utilities)	13,287	512,612
PPL Corp. (Electric Utilities)	18,552	524,280
Avista Corp. (Multi-Utilities)	21,204	542,398
DTE Energy Co. (Multi-Utilities)	10,031	552,006
Integrys Energy Group, Inc. (Multi-Utilities)	10,150	537,849
Sempra Energy (Multi-Utilities)	9,973	597,981
		3,267,126
Total Common Stocks (Cost $21,446,655)		$22,857,316

Money Market Funds - 2.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		490,000	$490,000
Total Money Market Funds (Cost $490,000)			$490,000

Total Investments - 99.9% (Cost $21,936,655)	(b)		$23,347,316
Other Assets in Excess of Liabilities - 0.1%			24,418
Net Assets - 100.0%			$23,371,734

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2012 (Unaudited)

Common Stocks - 98.6%		Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Starbucks Corp. (Hotels, Restaurants & Leisure)		33,500	$1,872,315
CBS Corp. Class B (Media)		64,700	2,193,977
McGraw-Hill Cos., Inc. / The (Media)		45,200	2,190,844
Target Corp. (Multiline Retail)		37,900	2,208,433
Lowe's Cos., Inc. (Specialty Retail)		71,400	2,240,532
Limited Brands, Inc. (Specialty Retail)		46,700	2,241,600
Coach, Inc. (Textiles, Apparel & Luxury Goods)		17,300	1,336,944
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	54,800	1,618,792
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		9,100	1,586,403
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	11,700	1,099,800
V.F. Corp. (Textiles, Apparel & Luxury Goods)		14,900	2,175,102
Warnaco Group, Inc. / The (Textiles, Apparel & Luxury Goods)	(a)	26,000	1,518,400
			22,283,142
CONSUMER STAPLES - 3.0%
Wal-Mart Stores, Inc. (Food & Staples Retailing)		36,900	2,258,280
Colgate-Palmolive Co. (Household Products)		11,400	1,114,692
			3,372,972
ENERGY - 8.1%
Schlumberger Ltd. (Energy Equip. & Svs.)		17,400	1,216,782
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		24,400	1,911,496
Chevron Corp. (Oil, Gas & Consumable Fuels)		19,500	2,091,180
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		27,800	2,411,094
Forest Oil Corp. (Oil, Gas & Consumable Fuels)	(a)	133,500	1,618,020
			9,248,572
FINANCIALS - 4.8%
Morgan Stanley (Capital Markets)		55,000	1,080,200
Hartford Financial Services Group, Inc. (Insurance)		100,500	2,118,540
Lincoln National Corp. (Insurance)		85,700	2,259,052
			5,457,792
HEALTH CARE - 3.9%
Amarin Corp PLC - ADR (Biotechnology)	(a)	106,300	1,203,316
Express Scripts, Inc. (Health Care Providers & Svs.)	(a)	19,200	1,040,256
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		9,500	559,930
Pfizer, Inc. (Pharmaceuticals)		71,000	1,608,860
			4,412,362
INDUSTRIALS - 18.0%
Honeywell International, Inc. (Aerospace & Defense)		36,700	2,240,535
FedEx Corp. (Air Freight & Logistics)		22,700	2,087,492
Delta Air Lines, Inc. (Airlines)	(a)	87,000	862,170
United Continental Holdings, Inc. (Airlines)	(a)	45,300	973,950
Rockwell Automation, Inc. (Electrical Equip.)		28,100	2,239,570
Danaher Corp. (Industrial Conglomerates)		39,500	2,212,000
Pentair, Inc. (Machinery)		35,400	1,685,394
Snap-On, Inc. (Machinery)		30,000	1,829,100
Stanley Black & Decker, Inc. (Machinery)		26,800	2,062,528
Xylem, Inc. (Machinery)		70,400	1,953,600
Hertz Global Holdings, Inc. (Road & Rail)	(a)	149,500	2,248,480
			20,394,819
INFORMATION TECHNOLOGY - 35.8%
F5 Networks, Inc. (Communications Equip.)	(a)	16,900	2,280,824
QUALCOMM, Inc. (Communications Equip.)		41,600	2,829,632
Apple, Inc. (Computers & Peripherals)	(a)	9,300	5,575,071
EMC Corp. (Computers & Peripherals)	(a)	79,600	2,378,448
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,410	2,186,629
Accenture PLC Class A (IT Svs.)		36,100	2,328,450
International Business Machines Corp. (IT Svs.)		21,100	4,402,515
Altera Corp. (Semiconductors & Equip.)		58,500	2,329,470
Analog Devices, Inc. (Semiconductors & Equip.)		55,400	2,238,160
Avago Technologies Ltd. (Semiconductors & Equip.)		43,600	1,699,092
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		76,000	2,172,840
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Equip.)		140,400	2,145,312
Texas Instruments, Inc. (Semiconductors & Equip.)		64,100	2,154,401

Citrix Systems, Inc. (Software)	(a)	31,100	2,454,101
Microsoft Corp. (Software)		104,469	3,369,125
			40,544,070
MATERIALS - 5.4%
Air Products & Chemicals, Inc. (Chemicals)		23,300	2,138,940
Albemarle Corp. (Chemicals)		28,400	1,815,328
Monsanto Co. (Chemicals)		27,000	2,153,520
			6,107,788
Total Common Stocks (Cost $98,369,954)			$111,821,517

Money Market Funds - 2.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,448,000	$2,448,000
Total Money Market Funds (Cost $2,448,000)			$2,448,000

Total Investments - 100.8% (Cost $100,817,954)	(b)		$114,269,517
Liabilities in Excess of Other Assets - (0.8)%			(895,182)
Net Assets - 100.0%			$113,374,335

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2012 (Unaudited)

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"), as an open-end management investment company. The Fund consists of twenty-four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing at least 80% of its assets in securities of foreign companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding, undervalued stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing primarily in an actively managed portfolio of equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing at least 80% of its net assets in equity securities traded in the U.S. within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing in equity securities traded in the U.S.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	30,000,000	Strategic Value	10,000,000
Money Market	80,000,000	High Income Bond	60,000,000
Bond	30,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	45,000,000	Bristol	40,000,000
Capital Appreciation	15,000,000	Bryton Growth	35,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	10,000,000
Aggressive Growth	10,000,000	Income Opportunity	10,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	10,000,000	Target Equity/Income	10,000,000
S&P 500® Index	35,000,000	Bristol Growth	25,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Option securities are valued on a composite close price basis. Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2012:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks	$200,829,623	$-	$-
	Preferred Stocks	2,975,535	-	-
	Money Market Funds	772,000	-	-
		$204,577,158	$-	$-

Money Market *	Commercial Paper	$-	$176,993,945	$-
	Asset-Backed Securities	-	2,552,707	-
	Repurchase Agreements	-	12,000,000	-
	U.S. Treasury Obligations	-	9,999,878	-
		$-	$201,546,530	$-

Bond	Corporate Bonds	$-	$155,156,354	$-
	U.S. Treasury Obligations	-	4,760,628	-
	Commercial Paper	-	1,311,999	-
		$-	$161,228,981	$-

Omni	Common Stocks	$27,345,975	$-	$-
	Corporate Bonds	-	8,025,370	-
	U.S. Treasury Obligations	-	334,969	-
	Money Market Funds	1,213,000	-	-
		$28,558,975	$8,360,339	$-

International	Common Stocks	$51,411,942	$121,414,091	$-
	Preferred Stocks	1,139,583	-	-
	U.S. Treasury Obligations	-	99,988	-
	Money Market Funds	5,327,200	-	-
		$57,878,725	$121,514,079	$-

	Foreign currency contracts	$(231,217)	$-	$-
	Futures contracts	$(9,243)	$-	$-

Capital Appreciation	Common Stocks	$116,937,614	$2,820,686	$-
	Money Market Funds	2,529,000	-	-
		$119,466,614	$2,820,686	$-

Millennium	Common Stocks	$38,870,755	$-	$-
	Money Market Funds	455,000	-	-
		$39,325,755	$-	$-

International Small-Mid Company	Common Stocks	$12,834,217	$48,782,593	$-
	Preferred Stocks	-	619,711	-
	Exchange Traded Funds	1,060,054	-	-
	Money Market Funds	3,435,894	-	-
		$17,330,165	$49,402,304	$-

Aggressive Growth	Common Stocks	$25,816,201	$4,561,657	$-
	VVPR Strips	28	-	-
	Money Market Funds	11,000	-	-
		$25,827,229	$4,561,657	$-

Small Cap Growth	Common Stocks	$33,993,598	$-	$-
	Money Market Funds	1,164,000	-	-
		$35,157,598	$-	$-

Mid Cap Opportunity	Common Stocks	$68,767,441	$-	$-
	Money Market Funds	285,000	-	-
		$69,052,441	$-	$-

S&P 500® Index	Common Stocks	$188,016,575	$-	$-
	Exchange Traded Funds	6,933,978	-	-
	Commercial Paper	-	573,000	-
		$194,950,553	$573,000	$-

Strategic Value	Common Stocks	$32,674,740	$9,852,765	$-
	Money Market Funds	582,000	-	-
		$33,256,740	$9,852,765	$-

High Income Bond	Corporate Bonds	$-	$280,048,922	$-
	Common Stocks	113,963	-	-
	Preferred Stocks	288,272	-	-
	Warrants	112,406	-	-
	Other	-	33,688	-
	Money Market Funds	5,090,000	-	-
		$5,604,641	$280,082,610	$-

Capital Growth	Common Stocks	$58,898,615	$-	$-
	Money Market Funds	734,000	-	-
		$59,632,615	$-	$-

Nasdaq-100® Index	Common Stocks	$67,835,311	$-	$-
	Exchange Traded Funds	2,976,591	-	-
	Commercial Paper	-	186,000	-
		$70,811,902	$186,000	$-

Bristol	Common Stocks	$210,650,455	$-	$-
	Money Market Funds	5,450,000	-	-
		$216,100,455	$-	$-

Bryton Growth	Common Stocks	$154,910,727	$-	$-
	Money Market Funds	7,909,000	-	-
		$162,819,727	$-	$-

U.S. Equity	Common Stocks	$15,454,904	$-	$-
	Money Market Funds	74,000	-	-
		$15,528,904	$-	$-

Balanced	Common Stocks	$12,002,868	$-	$-
	Corporate Bonds	-	5,961,899	-
	U.S. Treasury Obligations		1,005,384	-
	Money Market Funds	200,000	-	-
		$12,202,868	$6,967,283	$-

Income Opportunity	Common Stocks	$11,648,481	$-	$-
	Purchased Options	29,900	-	-
	Money Market Funds	23,000	-	-
		$11,701,381	$-	$-

	Written Options Outstanding	$(280,900)	$-	$-

Target VIP	Common Stocks	$22,360,863	$-	$-
	Money Market Funds	402,000	-	-
		$22,762,863	$-	$-

Target Equity/Income	Common Stocks	$22,857,316	$-	$-
	Money Market Funds	490,000	-	-
		$23,347,316	$-	$-

Bristol Growth	Common Stocks	$111,821,517	$-	$-
	Money Market Funds	2,448,000	-	-
		$114,269,517	$-	$-

•	At March 31, 2012, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and Level 2 during the three-month period ended March 31, 2012.

Below is a reconciliation that details the activity of securities in Level 3 during the three-month period ended March 31, 2012:

	Aggressive Growth	S&P 500® Index	High Income Bond	Nasdaq-100® Index
Corporate Bonds

Beginning Balance - January 1, 2012	$9	$198	$20,781	$776

Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	19	427	12,907	1,669

Issuances	-	-	-	-

Settlements	-	(625)	-	(2,445)

Transfers out of Level 3 into Level 1 (due to availability of active market quotation)	(28)	-	-	-

Transfers out of Level 3 into Level 2 (due to availability of significant observable market inputs)	-	-	(33,688)	-

Ending Balance – March 31, 2012	$-	$-	$-	$-

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$19	$427	$12,907	$1,669

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Repurchase Agreements

The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

In a special meeting held January 19, 2012, the Fund’s Board of Directors approved a proxy solicitation proposed by the Fund’s management. The proxy solicitation was utilized to obtain the approvals of several issues from the shareholders of the Fund. The owners of ONLIC, ONLAC, and NSLA variable contracts having contract values allocated to investments in the Fund’s Portfolios as of January 23, 2012 were solicited in order to instruct the shareholders on the manner in which to vote on these issues. The issues included in the proxy solicitation for each Fund Portfolio were:

1.	To elect two Directors to the Board of Ohio National Fund, Inc.
2.	To approve amendments to certain fundamental policies of each Portfolio, approve the reclassification of certain investment policies as non-fundamental policies of each Portfolio and approve the elimination of certain fundamental policies of each Portfolio.
3.	To approve the reclassification of each Portfolio’s investments objective as non-fundamental.
4.	To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

In a shareholder meeting held April 17, 2012, as instructed by the tabulation of contract owner’s proxies returned, the shareholders of the Fund approved all issues proposed in the proxy solicitation.

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The Small Cap Growth Portfolio may also participate in the above activities to protect against adverse changes in security prices or interest rates and may, for these purposes or hedging purposes, sell put options or purchase call options at any time. The S&P 500® Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with those Portfolios’ stated investment objectives. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and, for purchase options, are subject to the risk that the options will expire before being exercised. A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Income Opportunity Portfolio wrote call options and purchased put options on the S&P 500 Index during the three-month period ended March 31, 2012. These instruments are used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Income Opportunity Portfolio’s written call options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in a segregated account at the Portfolio’s custodian. Such collateral for the Portfolio is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedule of Investments. Written and purchased options are non-income producing securities.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, primarily for hedging purposes, purchase and sell futures contracts. Futures contracts are used for the purpose of hedging existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in value caused by variations in market rates. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash or securities equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying contacts. The Portfolios recognize unrealized appreciation (depreciation) equal to the cumulative daily variation margin transactions. When the contracts are closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed.

Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market. The S&P 500® Index Portfolio may purchase or sell stock index futures contracts and the Nasdaq-100® Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100® Index in accordance with their stated investment objectives.

At March 31, 2012, there was one outstanding futures contract in the International Portfolio. Details of this contract were as follows:

Type	Description	Expiration	Number of contracts	Counterparty	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	DAX Index Futures	June 15, 2012	2	JPMorgan Securities Inc.	$ 464,194	$ 473,437	$ (9,243)	$ 4,491

The International Portfolio’s holding of a U.S. Treasury Bill, as noted on the Portfolio’s Schedule of Investments, was pledged at March 31, 2012 as collateral for this contract. The cost and value of this instrument at March 31, 2012 was $99,988 and $99,988, respectively.

This contract was executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the International Portfolio during the three-month period ended March 31, 2012. These contracts were executed for similar purposes as those outstanding at March 31, 2012.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. The value of a foreign currency contract will typically fluctuate with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. With respect to sales of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. A Portfolio incurs a realized gain if the value of the contract decreases between those dates. With respect to purchases of currency exchange contracts, a Portfolio would incur a realized loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The use of foreign currency contracts might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other currencies or securities. A Portfolio is also exposed to credit risk associated with counterparty nonperformance on these currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Details of the foreign currency contracts outstanding at March 31, 2012 are as follows:

Contracts to buy foreign currency:

International
Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)

March 8, 2012	June 13, 2012	HSBC	7,974,000	CAD	$8,021,649	$7,982,583	$(39,066)
March 8, 2012	June 13, 2012	JPM	3,475,550	GBP	$5,494,782	$5,556,512	$61,730
March 8, 2012	June 12, 2012	HSBC	93,520,900	INR	$1,829,439	$1,808,808	$(20,631)
March 15, 2012	June 13, 2012	HSBC	21,600,000	NOK	$3,725,937	$3,782,639	$56,702
March 15, 2012	June 13, 2012	BONY	10,800,096	NOK	$1,863,403	$1,891,336	$27,933
March 7, 2012	June 8, 2012	JPM	13,763,230	NZD	$11,172,990	$11,218,296	$45,306
February 29, 2012	May 2, 2012	JPM	12,774,000	SEK	$1,933,862	$1,928,536	$(5,326)
March 15, 2012	May 2, 2012	JPM	4,272,382	SEK	$628,696	$645,017	$16,321
March 15, 2012	May 2, 2012	JPM	4,990,513	SEK	$734,233	$753,435	$19,202
March 15, 2012	May 2, 2012	JPM	4,987,105	SEK	$734,233	$752,920	$18,687
March 8, 2012	June 8, 2012	JPM	3,249,882	TRY	$1,800,000	$1,796,577	$(3,423)
					$37,939,224	$38,116,659	$177,435

Contracts to sell foreign currency:

International
Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)

January 12, 2012	April 17, 2012	BONY	$14,172,390	11,051,200	EUR	$14,739,858	$(567,468)
March 7, 2012	June 8, 2012	JPM	$3,594,479	291,589,200	JPY	$3,524,936	$69,543
March 8, 2012	June 13, 2012	HSBC	$3,851,297	21,600,000	NOK	$3,782,639	$68,658
March 8, 2012	June 13, 2012	BONY	$1,925,769	10,800,096	NOK	$1,891,336	$34,433
March 28, 2012	June 8, 2012	JPM	$1,004,587	1,237,831	NZD	$1,008,946	$(4,359)
March 28, 2012	June 8, 2012	JPM	$2,009,943	2,475,662	NZD	$2,017,893	$(7,950)
March 28, 2012	June 8, 2012	JPM	$487,546	600,000	NZD	$489,055	$(1,509)
			$27,046,011			$27,454,663	$(408,652)

Counterparties	Currencies
BONY - Bank of New York Mellon	CAD - Canadian Dollar
HSBC - HSBC Bank USA	GBP - British Pound
JPM - JPMorgan Securities, Inc.	INR - Indian Rupee
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
TRY - Turkish Lira
EUR - Euro
JPY - Japanese Yen

Foreign currency contracts were executed in the International Portfolio in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either under-weighted or over-weighted in relation to the Portfolio’s benchmark index. The Portfolio was under-weighted in equity investments within the countries of Canada, Great Britain, India, New Zealand, Sweden, and Turkey. The Portfolio executed contracts to buy those countries’ currencies to mitigate the effects that volatility in those currencies’ exchange rates might otherwise have on the Portfolio’s performance relative to the benchmark. The Portfolio was over-weighted in investments denominated in Euros and the Japanese Yen, and, likewise, executed contracts to sell those currencies in order to mitigate the effect that volatility in the exchange rate might otherwise have on relative performance.

The Portfolio entered into other foreign currency contracts during the three-month period for similar benchmark performance hedging purposes. The Portfolio also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolio.

(4)	Federal Income Tax Information

The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes.  The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2012 for federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$37,861,116	$12,257,274	$3,532,466	$34,681,851	$17,728,366	$4,339,120
Depreciation	(520,916)	(464,487)	(133,531)	(2,012,680)	(2,472,684)	111,082
Net unrealized:
Appreciation (Depreciation)	$37,340,200	$11,792,787	$3,398,935	$32,669,171	$15,255,682	$4,450,202
Aggregate cost of securities:	$167,236,958	$149,436,194	$33,520,379	$146,723,633	$107,031,618	$34,875,553

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$16,598,092	$8,173,865	$6,361,721	$13,146,016	$61,740,199	$4,999,454
Depreciation	(804,500)	(1,314,682)	(719,599)	(1,766,863)	(14,995,009)	(630,855)
Net unrealized:
Appreciation (Depreciation)	$15,793,592	$6,859,183	$5,642,122	$11,379,153	$46,745,190	$4,368,599
Aggregate cost of securities:	$50,938,877	$23,529,703	$29,515,476	$57,673,288	$148,778,351	$38,740,906

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$15,254,731	$15,054,533	$22,219,384	$21,951,290	$21,937,869	$3,415,651
Depreciation	(3,540,425)	(2,394,935)	(845,241)	(656,075)	(5,373,625)	(178,461)
Net unrealized:
Appreciation (Depreciation)	$11,714,306	$12,659,598	$21,374,143	$21,295,215	$16,564,244	$3,237,190
Aggregate cost of securities:	$273,972,945	$46,973,017	$49,623,759	$194,805,240	$146,255,483	$12,291,714

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$2,507,072	$1,859,047	$3,091,363	$1,935,797	$14,434,691
Depreciation	(228,022)	(137,280)	(803,226)	(313,747)	(795,502)
Net unrealized:
Appreciation (Depreciation)	$2,279,050	$1,721,767	$2,288,137	$1,622,050	$13,639,189
Aggregate cost of securities:	$16,891,101	$9,979,614	$20,474,726	$21,725,266	$100,630,328

(5)	Legal Matters

In December 2007, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. The Target Equity/Income Portfolio composes part of the Fund. The value of the proceeds received by the Target Equity/Income Portfolio as a result of the Merger was $1,772,400. On March 2, 2012, the Fund moved the U.S. Bankruptcy Court for the Southern District of New York to dismiss it from the Creditor Trust Action. The outcome of these proceedings on the Portfolio cannot be predicted. Management of the Fund is currently assessing the cases and has not yet determined the potential effect, if any, on the net asset value of the Target Equity/Income Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al., was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court Southern District of Ohio Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. Subsequently, all consolidated cases related to the Tribune Bankruptcy were stayed on December 28, 2011. The stay is expected to expire on June 1, 2012. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund is currently assessing the complaints and has not yet determined the potential effect, if any, on the respective net assets values of those Portfolios.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ohio National Fund, Inc.

By (Signature and Title)      /s/ Christopher A. Carlson

Christopher A. Carlson

President

Date May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Christopher A. Carlson

Christopher A. Carlson

President

Date May 22, 2012

By (Signature and Title)      /s/ R. Todd Brockman

R. Todd Brockman

Treasurer

Date May 22, 2012